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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)1

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/282, 8/313
Date of reporting period: 5/31/11

[1]	Funds included are: Invesco Core Bond Fund, Invesco Dynamics Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco High Yield Securities Fund, Invesco Income Fund, Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Municipal Bond Fund, Invesco Real Estate Fund, Invesco Short Term Bond Fund, Invesco U.S. Government Fund, Invesco Van Kampen Core Plus Fixed Income Fund, Invesco Van Kampen Corporate Bond Fund and Invesco Van Kampen High Yield Fund.

[2]	The Funds with the fiscal year end 2/28 are: Invesco Core Bond Fund, Invesco Dynamics Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco High Yield Securities Fund, Invesco Income Fund, Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Municipal Bond Fund, Invesco Real Estate Fund, Invesco Short Term Bond Fund, Invesco U.S. Government Fund and Invesco Van Kampen Corporate Bond Fund.

[3]	The Funds with the fiscal year ended 8/31are: Invesco Van Kampen Core Plus Fixed Income Fund and Invesco Van Kampen High Yield Fund.

Item 1. Schedule of Investments.

Invesco Core Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	CBD-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes—47.06%(a)

Agricultural Products—0.20%
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	$635,000	$704,577

Airlines—2.18%
American Airlines Pass Through Trust, Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	2,000,000	2,036,250
Series 2011-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.25%, 01/31/21	1,155,000	1,136,953
Continental Airlines Inc.-Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	1,578,142	1,832,618
Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	2,000,000	2,040,000
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	624,772	686,468

		7,732,289

Apparel Retail—0.39%
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	1,425,000	1,399,122

Automotive Retail—0.42%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	760,000	816,477
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	640,000	655,931

		1,472,408

Brewers—0.47%
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 3.00%, 10/15/12	1,620,000	1,667,459

Broadcasting—0.83%
Cox Communications, Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	1,170,000	1,610,124
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	1,235,000	1,334,868

		2,944,992

Cable & Satellite—0.85%
DIRECTV Holdings LLC, Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	1,210,000	1,322,681
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	515,000	536,762
5.88%, 11/15/40	1,180,000	1,166,220

		3,025,663

Communications Equipment—0.62%
Motorola Solutions Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	2,145,000	2,205,624

Computer & Electronics Retail—0.62%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	2,010,000	2,207,411

Consumer Finance—0.13%
SLM Corp.-Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	440,000	459,424

Department Stores—0.20%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	685,000	712,400

Diversified Banks—5.63%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Global Notes, 2.88%, 04/25/14	425,000	428,083
ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,080,000	1,097,741
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15(b)	415,000	419,311
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	1,025,000	1,055,667
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,300,000	1,502,023
Unsec. Sub. Global Notes, 5.14%, 10/14/20	810,000	791,298
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	350,000	366,214
HBOS PLC (United Kingdom)-Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(b)	1,000,000	1,002,714
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	1,615,000	1,677,122
Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	955,000	981,852
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal
	Amount	Value

Diversified Banks—(continued)
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	$975,000	$1,024,455
Societe Generale (France), Sr. Unsec. Medium Term Notes, 5.20%, 04/15/21(b)	1,500,000	1,522,884
Sr. Unsec. Notes, 2.50%, 01/15/14(b)	1,940,000	1,968,750
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(b)	1,880,000	2,077,025
3.85%, 04/27/15(b)	575,000	602,109
U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(c)	1,400,000	1,459,890
VTB Bank OJSC Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.55%, 10/13/20(b)	485,000	499,590
Sr. Unsec. Notes, 6.32%, 02/22/18(b)	1,415,000	1,470,621

		19,947,349

Diversified Capital Markets—0.66%
UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.41%, 02/23/12(c)	1,000,000	1,006,952
Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	1,200,000	1,335,666

		2,342,618

Diversified Metals & Mining—0.16%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	510,000	559,406

Diversified REIT’s—1.03%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(b)	2,690,000	2,769,157
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	845,000	866,785

		3,635,942

Electric Utilities—2.62%
DCP Midstream LLC, Sr. Unsec. Notes, 9.75%, 03/15/19(b)	955,000	1,268,624
Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,270,000	1,329,674
Indiana Michigan Power Co., Sr. Unsec. Notes, 7.00%, 03/15/19	1,000,000	1,210,313
Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	2,685,000	2,945,344
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	770,000	890,268
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.10%, 11/30/12	755,000	803,465
5.00%, 06/30/19	780,000	857,215

		9,304,903

Environmental & Facilities Services—0.32%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	1,025,000	1,120,030

Food Retail—0.19%
Wrigley (Wm.) Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.68%, 06/28/11(b)(c)	660,000	660,264

General Merchandise Stores—0.29%
Family Dollar Stores, Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	1,040,000	1,034,423

Gold—0.80%
Barrick Gold Corp. (Canada), Sr. Unsec. Gtd. Notes, 2.90%, 05/30/16(b)	970,000	976,270
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	1,935,000	1,873,676

		2,849,946

Health Care Services—1.30%
Express Scripts, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	2,500,000	2,828,746
Highmark, Inc., Sr. Unsec. Notes, 4.75%, 05/15/21(b)	605,000	618,789
6.13%, 05/15/41(b)	570,000	584,579
Medco Health Solutions, Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	575,000	581,384

		4,613,498

Hotels, Resorts & Cruise Lines—1.33%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	2,395,000	2,545,555
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	1,010,000	1,131,831
5.63%, 03/01/21	1,045,000	1,054,144

		4,731,530

Industrial Conglomerates—0.95%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	1,000,000	1,085,020
Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	925,000	1,109,872
NBC Universal Media LLC,
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal
	Amount	Value

Industrial Conglomerates—(continued)
Sr. Unsec. Notes, 2.10%, 04/01/14(b)	$580,000	$588,790
5.95%, 04/01/41(b)	550,000	571,825

		3,355,507

Industrial Machinery—0.62%
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	2,185,000	2,208,467

Integrated Oil & Gas—0.19%
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	645,000	665,678

Integrated Telecommunication Services—0.49%
AT&T, Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	890,000	903,712
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	797,000	816,039

		1,719,751

Internet Retail—0.36%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	1,280,000	1,281,104

Investment Banking & Brokerage—3.10%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	1,090,000	1,202,875
Goldman Sachs Group, Inc. (The), Sr. Global Notes, 6.25%, 02/01/41	775,000	790,791
Sr. Unsec. Global Notes, 5.13%, 01/15/15	780,000	843,087
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	605,000	618,504
Unsec. Unsub. Global Notes, 6.75%, 10/01/37	520,000	525,345
Jefferies Group Inc., Sr. Unsec. Notes, 8.50%, 07/15/19	1,305,000	1,588,288
Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	1,700,000	1,707,529
Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	955,000	1,047,221
Sr. Unsec. Notes, 3.45%, 11/02/15	2,010,000	2,021,843
5.75%, 01/25/21	635,000	663,571

		11,009,054

Life & Health Insurance—1.40%
Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,385,000	1,485,350
Prudential Financial, Inc., Jr. Unsec. Sub. Variable Rate Global Notes, 8.88%, 06/15/38(c)	1,640,000	2,004,823
Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	1,405,000	1,482,370

		4,972,543

Life Sciences Tools & Services—0.49%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	1,590,000	1,741,678

Managed Health Care—0.63%
UnitedHealth Group Inc., Sr. Unsec. Notes, 4.88%, 02/15/13	2,120,000	2,250,365

Mortgage Backed Securities—0.24%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	796,532	834,574

Movies & Entertainment—0.29%
News America, Inc, Sr. Unsec. Gtd. Notes, 6.15%, 02/15/41(b)	1,000,000	1,031,765

Multi-Line Insurance—0.44%
Metropolitan Life Global Funding I, Sr. Sec. Global Notes, 5.13%, 04/10/13(b)	1,460,000	1,560,725

Multi-Utilities—0.67%
Pacific Gas & Electric Co., Sr. Unsec. Notes, 6.25%, 12/01/13	1,300,000	1,460,282
5.40%, 01/15/40	900,000	910,206

		2,370,488

Office Electronics—0.40%
Xerox Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/11	1,400,000	1,417,932

Office REIT’s—0.35%
Digital Realty Trust LP, Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	1,155,000	1,241,458

Office Services & Supplies—0.08%
Steelcase Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	275,000	289,059

Oil & Gas Drilling—0.47%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	1,555,000	1,679,909

Oil & Gas Exploration & Production—0.21%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	50,000	57,675
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	625,000	678,257

		735,932

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—2.82%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 7.63%, 02/15/12	$3,615,000	$3,790,822
6.45%, 09/01/40	990,000	1,084,051
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	2,270,000	2,508,799
Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	1,305,000	1,380,691
6.30%, 04/15/40	1,130,000	1,230,000

		9,994,363

Other Diversified Financial Services—4.86%
Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	420,000	431,382
Citigroup, Inc., Sr. Unsec. Gtd. Global Notes, 5.10%, 09/29/11	1,670,000	1,694,454
6.01%, 01/15/15	2,100,000	2,335,434
Countrywide Financial Corp., Sr. Sec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	1,510,000	1,584,400
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.25%, 01/10/14(b)	1,950,000	1,969,930
General Electric Capital Corp.-Series G, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	890,000	1,043,664
International Lease Finance Corp., Sr. Sec. Notes, 6.50%, 09/01/14(b)	1,875,000	2,018,438
JPMorgan Chase Capital XXVII-Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	2,300,000	2,381,792
Merrill Lynch & Co., Inc.-Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,530,000	3,761,281
Twin Reefs Pass-Through Trust, Sec. Notes, 1.39% (b)(c)(d)(e)	1,110,000	—

		17,220,775

Packaged Foods & Meats—0.56%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(b)	760,000	771,441
Kraft Foods, Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	940,000	968,178
4.13%, 02/09/16	225,000	239,729

		1,979,348

Railroads—0.25%
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	870,000	872,259

Regional Banks—0.44%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	1,475,000	1,560,165

Sovereign Debt—0.72%
Mexico Government International Bond (Mexico)-Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	300,000	318,150
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	1,700,000	1,729,750
5.00%, 04/29/20(b)	500,000	512,062

		2,559,962

Specialized Finance—0.84%
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	2,130,000	2,988,666

Specialized REIT’s—1.40%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20(b)	3,415,000	3,817,119
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,135,000	1,137,128

		4,954,247

Steel—1.09%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.13%, 06/01/18	845,000	912,582
5.50%, 03/01/21	210,000	211,560
7.00%, 10/15/39	1,185,000	1,240,923
6.75%, 03/01/41	210,000	212,750
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	710,000	702,491
6.88%, 11/10/39	535,000	589,610

		3,869,916

Tobacco—0.41%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	1,430,000	1,444,338

Trucking—0.19%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	665,000	685,176

Wireless Telecommunication Services—0.86%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	360,000	382,592
Sr. Unsec. Notes, 4.50%, 01/15/18	810,000	816,016
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal
	Amount	Value

Wireless Telecommunication Services—(continued)
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	$1,835,000	$1,864,819

		3,063,427

Total Bonds & Notes (Cost $158,388,869)		166,889,909

U.S. Government Sponsored Mortgage-Backed Securities—32.02%

Federal Home Loan Mortgage Corp. (FHLMC)—16.10%
Federal Home Loan Mortgage Corp., Pass Through Ctfs.,
6.00%, 08/01/14 to 02/01/34	1,079,991	1,195,581
5.50%, 05/01/16 to 02/01/37	1,405	1,524
6.50%, 05/01/16 to 08/01/36	1,715,982	1,942,620
7.00%, 06/01/16 to 10/01/34	3,707,429	4,316,048
7.50%, 04/01/17 to 03/01/32	1,340,007	1,587,821
5.00%, 07/01/34	847,652	907,136
Pass Through Ctfs., TBA,
4.50%, 06/01/41(f)	15,620,000	16,210,623
5.00%, 06/01/41(f)	2,500,000	2,658,205
5.50%, 06/01/41(f)	20,000,000	21,662,500
6.00%, 06/01/41(f)	6,000,000	6,596,250

		57,078,308

Federal National Mortgage Association (FNMA)—15.19%
Federal National Mortgage Association, Pass Through Ctfs.,
7.50%, 11/01/15 to 08/01/36	1,819,075	2,138,306
7.00%, 12/01/15 to 02/01/34	1,856,332	2,139,375
6.50%, 05/01/16 to 01/01/37	633,716	720,114
6.00%, 05/01/17 to 03/01/37	147,541	161,643
5.00%, 03/01/18 to 12/01/39	19,441,247	20,782,238
5.50%, 11/01/18 to 03/01/21	169,173	184,060
8.00%, 08/01/21 to 04/01/32	33,982	39,768
Pass Through Ctfs., TBA,
3.50%, 06/01/26(f)	2,605,000	2,656,694
4.00%, 06/01/26 to 06/01/41(f)	13,970,000	14,254,245
4.50%, 06/01/26(f)	5,000,000	5,302,345
6.00%, 06/01/41(f)	5,000,000	5,500,000

		53,878,788

Government National Mortgage Association (GNMA)—0.73%
Government National Mortgage Association, Pass Through Ctfs.,
7.50%, 06/15/23 to 05/15/32	83,172	96,770
8.50%, 02/15/25	8,298	8,557
8.00%, 08/15/25	2,744	3,242
6.56%, 01/15/27	184,529	211,247
7.00%, 04/15/28 to 09/15/32	694,078	809,816
6.00%, 11/15/28 to 02/15/33	267,711	299,948
6.50%, 01/15/29 to 09/15/34	399,809	455,344
5.50%, 06/15/35	397,145	439,398
5.00%, 07/15/35 to 08/15/35	239,609	260,747

		2,585,069

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $110,800,808)		113,542,165

Asset-Backed Securities—19.73%
Bear Stearns Adjustable Rate Mortgage Trust,-Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.65%, 08/25/33(c)	1,117,394	1,128,469
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	1,845,000	1,874,853
Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	1,380,000	1,489,015
Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	2,675,000	2,873,320
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.45%, 03/11/39(c)	2,948,000	3,264,264
Series 2006-T24, Class A3, Pass Through Ctfs., 5.53%, 10/12/41	1,500,000	1,555,599
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	3,000,000	3,310,869
Chase Issuance Trust, Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	1,110,000	1,110,872
Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	2,560,000	2,719,138
Citibank Credit Card Issuance Trust,-Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	3,000,000	3,074,521
Citigroup Mortgage Loan Trust, Inc.-Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.37%, 08/25/34(c)	3,264,336	3,256,765
Countrywide Asset-Backed Ctfs.-Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	657,139	648,769
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.88%, 09/26/34(b)(c)	1,687,087	1,595,520
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(b)	833,625	862,802
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal
	Amount	Value

DBUBS Mortgage Trust-Series 2011-LC1A, Class C, Variable Rate Pass Through Ctfs., 5.56%, 01/01/21(b)(c)	$1,540,000	$1,606,971
Discover Card Master Trust,-Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.85%, 09/15/15(c)	1,135,000	1,143,447
Fannie Mae REMICS, Series 2575, Class KA, Pass Through Ctfs., 5.00%, 11/15/17	193,660	203,467
Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	411,352	421,884
Series 2003-109, Class CX, Pass Through Ctfs., 4.00%, 07/25/16	225,380	226,992
FDIC Structured Sale Gtd. Notes,-Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.76%, 02/25/48(b)(c)	1,439,197	1,443,402
Freddie Mac REMICS, Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	666,180	672,194
Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	1,674,753	1,700,081
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	2,705,000	2,913,802
Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 12/31/49(b)(c)	530,000	550,781
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, Pass Through Ctfs., 4.74%, 02/15/30	780,000	835,708
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	3,000,000	3,241,762
Morgan Stanley Capital I, Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	2,608,000	2,838,623
Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	968,711	1,009,404
PNC Mortgage Acceptance Corp.,- Series 2001-C1, Class A2, Pass Through Ctfs., 6.36%, 03/12/34	51,891	52,068
RBSCF Trust,-Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(c)	3,500,000	3,748,322
Santander Drive Auto Receivables Trust,-Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,205,000	1,217,353
TIAA Seasoned Commercial Mortgage Trust,-Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.70%, 08/15/39(c)	680,000	703,388
USAA Auto Owner Trust,-Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	938,518	945,258
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	3,670,000	3,985,572
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(c)	1,660,000	1,798,976
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(c)	1,490,000	1,533,376
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(c)	1,500,000	1,647,523
WaMu Mortgage Trust,-Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.72%, 08/25/33(c)	2,598,705	2,583,153
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.74%, 12/25/34(c)	2,773,368	2,695,639
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.38%, 07/25/34(c)	1,469,134	1,499,539

Total Asset-Backed Securities (Cost $62,033,823)		69,983,461

U.S. Treasury Securities—14.47%

U.S. Treasury Bills—0.11%
0.08%, 11/17/11(g)	400,000	399,827

U.S. Treasury Notes—12.18%
4.50%, 04/30/12	10,900,000	11,324,504
1.88%, 02/28/14	8,010,000	8,270,325
2.25%, 05/31/14	19,395,000	20,237,470
2.75%, 05/31/17	200,000	208,000
3.63%, 02/15/21	3,000,000	3,154,688

		43,194,987

U.S. Treasury Bonds—2.18%
6.25%, 05/15/30	2,000,000	2,637,813
5.38%, 02/15/31	2,360,000	2,829,050
3.50%, 02/15/39	940,000	830,578
4.50%, 08/15/39	1,370,000	1,438,714

		7,736,155

Total U.S. Treasury Securities (Cost $49,446,139)		51,330,969

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal
	Amount	Value

Municipal Obligations—0.54%
California (State of),-Series 2010, Various Purpose Unlimited Taxable GO Bonds, 5.75%, 03/01/17	$555,000	$610,605
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J);-Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	1,305,000	1,294,273

Total Municipal Obligations (Cost $1,863,479)		1,904,878

	Shares	Value

Money Market Funds—6.55%
Liquid Assets Portfolio — Institutional Class (h)	11,605,436	11,605,436
Premier Portfolio — Institutional Class (h)	11,605,436	11,605,436

Total Money Market Funds (Cost $23,210,872)		23,210,872

TOTAL INVESTMENTS—120.37% (Cost $405,743,990)		426,862,254

OTHER ASSETS LESS LIABILITIES—(20.37)%		(72,237,120)

NET ASSETS—100.00%		$354,625,134

Investment Abbreviations:

Ctfs.	—	Certificates

GO	—	General Obligation

Gtd.	—	Guaranteed

Jr.	—	Junior

RB	—	Revenue Bonds

REIT	—	Real Estate Investment Trust

REMICS	—	Real Estate Mortgage Investment Conduits

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

TBA	—	To Be Announced

Unsec.	—	Unsecured

Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $57,873,673, which represented 16.32% of the Trust’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2011 was $0, which represented 0.00% of the Fund’s Net Assets.

(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Core Bond Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
Invesco Core Bond Fund

     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Core Bond Fund

     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$23,210,872	$—	$—	$23,210,872
U.S. Treasury Securities	—	51,330,969	—	51,330,969
U.S. Government Sponsored Securities	—	113,542,165	—	113,542,165
Corporate Debt Securities	—	166,889,909	0	166,889,909
Asset Backed Securities	—	69,983,461	—	69,983,461
Municipal Obligations	—	1,904,878	—	1,904,878

Total Investments	$23,210,872	$403,651,382	$0	$426,862,254

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $24,971,753 and $25,763,691, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $4,038,133 and $16,594,226, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,682,884
Aggregate unrealized (depreciation) of investment securities	(1,285,997)

Net unrealized appreciation of investment securities	$20,396,887

Cost of investments for tax purposes is $406,465,367.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Core Bond Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Core Plus Bond Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Core Bond Fund

Invesco Dynamics Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	I-DYN-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.16%(a)

Aerospace & Defense—1.28%
BE Aerospace, Inc. (b)	376,154	$14,075,683

Air Freight & Logistics—1.12%
UTI Worldwide, Inc.	556,110	12,362,325

Apparel Retail—1.49%
Abercrombie & Fitch Co. -Class A	216,351	16,392,915

Apparel, Accessories & Luxury Goods—2.71%
Coach, Inc.	469,277	29,874,174

Application Software—5.00%
Citrix Systems, Inc. (b)	248,262	21,752,716
Salesforce.com, Inc. (b)	144,757	22,040,701
TIBCO Software, Inc. (b)	401,155	11,268,444

		55,061,861

Asset Management & Custody Banks—1.67%
Affiliated Managers Group, Inc. (b)	173,523	18,346,587

Auto Parts & Equipment—2.98%
BorgWarner, Inc. (b)	222,926	16,164,364
Gentex Corp.	567,219	16,647,878

		32,812,242

Biotechnology—1.14%
United Therapeutics Corp. (b)	193,778	12,512,245

Broadcasting—1.54%
Discovery Communications, Inc. -Class A (b)	388,014	16,901,890

Communications Equipment—4.42%
Acme Packet, Inc. (b)(c)	178,475	13,508,773
F5 Networks, Inc. (b)	151,475	17,204,530
Riverbed Technology, Inc. (b)	294,834	11,180,105
Sycamore Networks, Inc.	279,861	6,783,831

		48,677,239

Computer Storage & Peripherals—1.94%
NetApp, Inc. (b)	389,150	21,313,746

Construction & Engineering—1.41%
Foster Wheeler AG (Switzerland)(b)	451,637	15,473,084

Construction & Farm Machinery & Heavy Trucks—4.58%
AGCO Corp. (b)	293,929	15,187,312
Navistar International Corp. (b)	347,621	22,897,795
Terex Corp. (b)	414,631	12,293,809

		50,378,916

Consumer Finance—1.16%
Discover Financial Services	537,889	12,823,274

Department Stores—1.82%
Nordstrom, Inc.	426,587	19,977,069

Electrical Components & Equipment—1.35%
Cooper Industries PLC	236,449	14,860,820

Electronic Components—1.76%
Amphenol Corp. -Class A	357,438	19,323,098

Footwear—0.94%
Crocs, Inc. (b)	454,013	10,319,715

Health Care Equipment—1.14%
CareFusion Corp. (b)	431,591	12,507,507

Health Care Facilities—2.78%
Brookdale Senior Living, Inc. (b)	399,900	10,321,419
Universal Health Services, Inc. -Class B	371,140	20,223,419

		30,544,838

Health Care Services—3.27%
DaVita, Inc. (b)	190,429	16,005,558
Quest Diagnostics, Inc.	342,046	19,982,327

		35,987,885

Health Care Technology—0.84%
Allscripts Healthcare Solutions, Inc. (b)	461,495	9,280,664

Hotels, Resorts & Cruise Lines—2.54%
Starwood Hotels & Resorts Worldwide, Inc.	458,109	27,935,487

Human Resource & Employment Services—1.14%
Robert Half International, Inc.	454,137	12,520,557

Industrial Gases—1.55%
Airgas, Inc.	246,501	17,028,289

Industrial Machinery—2.74%
Flowserve Corp.	124,704	15,117,866
Gardner Denver, Inc.	179,670	15,052,753

		30,170,619

See accompanying notes which are an integral part of this schedule.
Invesco Dynamics Fund

	Shares	Value

Internet Retail—1.74%
Netflix, Inc. (b)	21,702	$5,876,901
Priceline.com, Inc. (b)	25,719	13,250,172

		19,127,073

Internet Software & Services—0.93%
MercadoLibre, Inc. (c)	115,783	10,202,798

IT Consulting & Other Services—3.06%
Cognizant Technology Solutions Corp. -Class A (b)	213,865	16,262,295
Teradata Corp. (b)	311,785	17,394,485

		33,656,780

Managed Health Care—2.27%
Aetna, Inc.	348,661	15,229,512
Aveta, Inc. (b)(d)	1,340,000	9,715,000

		24,944,512

Movies & Entertainment—1.15%
Cinemark Holdings, Inc.	580,872	12,633,966

Oil & Gas Equipment & Services—2.40%
Oil States International, Inc. (b)	177,293	14,015,012
Superior Energy Services, Inc. (b)	330,147	12,370,608

		26,385,620

Oil & Gas Exploration & Production—5.03%
Concho Resources, Inc. (b)	143,695	13,594,984
Petrohawk Energy Corp. (b)	396,378	10,492,125
Pioneer Natural Resources Co.	191,757	17,607,128
Plains Exploration & Production Co. (b)	369,093	13,601,077

		55,295,314

Pharmaceuticals—1.89%
Hospira, Inc. (b)	376,852	20,836,147

Precious Metals & Minerals—1.71%
Silver Wheaton Corp. (Canada)	245,648	9,027,564
Stillwater Mining Co. (b)	485,861	9,838,685

		18,866,249

Real Estate Services—1.40%
Jones Lang LaSalle, Inc.	158,075	15,356,986

Semiconductors—4.90%
Altera Corp.	455,251	21,893,020
Avago Technologies Ltd. (Singapore)	473,135	15,987,232
Cavium Networks, Inc. (b)	360,560	16,037,709

		53,917,961

Specialized Finance—1.99%
Moody’s Corp.	549,690	21,938,128

Specialty Chemicals—3.72%
Albemarle Corp.	225,370	15,965,211
LyondellBasell Industries N.V. -Class A (Netherlands)	262,539	11,501,833
Nalco Holding Co.	473,633	13,517,486

		40,984,530

Specialty Stores—2.75%
Dick’s Sporting Goods, Inc. (b)	391,043	15,540,049
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	262,411	14,689,768

		30,229,817

Systems Software—1.57%
Check Point Software Technologies Ltd. (Israel)(b)	314,765	17,286,894

Trucking—2.61%
Hertz Global Holdings, Inc. (b)	925,073	14,939,929
J.B. Hunt Transport Services, Inc.	300,683	13,786,315

		28,726,244

Wireless Telecommunication Services—3.73%
NII Holdings, Inc. (b)	577,917	25,231,856
SBA Communications Corp. -Class A (b)	403,443	15,851,276

		41,083,132

Total Common Stocks & Other Equity Interests (Cost $1,018,151,571)		1,068,934,880

Money Market Funds—3.60%
Liquid Assets Portfolio — Institutional Class (e)	19,783,585	19,783,585
Premier Portfolio — Institutional Class (e)	19,783,586	19,783,586

Total Money Market Funds (Cost $39,567,171)		39,567,171

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.76% (Cost $1,057,718,742)		1,108,502,051

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.01%
Liquid Assets Portfolio — Institutional Class (Cost $75,100)(e)(f)	75,100	75,100

TOTAL INVESTMENTS—100.77% (Cost $1,057,793,842)		1,108,577,151

OTHER ASSETS LESS LIABILITIES—(0.77)%		(8,457,525)

NET ASSETS—100.00%		$1,100,119,626

See accompanying notes which are an integral part of this schedule.
Invesco Dynamics Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at May 31, 2011.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2011 represented 0.88% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Dynamics Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Dynamics Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.
Invesco Dynamics Fund

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,098,862,151	$—	$9,715,000	$1,108,577,151

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $578,133,237 and $608,401,239, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$73,422,645

Aggregate unrealized (depreciation) of investment securities	(22,829,042)

Net unrealized appreciation of investment securities	$50,593,603

Cost of investments for tax purposes is $1,057,983,548.
Invesco Dynamics Fund

Invesco Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	GRE-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.32%

Australia—8.55%
CFS Retail Property Trust	4,432,487	$8,885,765
Dexus Property Group	6,984,231	6,610,180
Goodman Group	12,334,666	9,694,065
GPT Group	1,678,646	5,599,356
Investa Office Fund	7,548,777	5,124,487
Stockland	4,522,992	17,079,650
Westfield Group	2,063,242	20,059,461
Westfield Retail Trust	2,917,970	8,297,420

		81,350,384

Austria—0.55%
Conwert Immobilien Invest S.E.	314,650	5,245,859

Canada—2.85%
Boardwalk REIT	70,900	3,522,681
Canadian REIT	115,100	4,022,382
Chartwell Seniors Housing REIT	527,000	4,704,872
H&R REIT	157,200	3,536,960
Primaris Retail REIT	339,900	7,395,079
RioCan REIT	147,900	3,883,348

		27,065,322

China—1.29%
Agile Property Holdings Ltd.	2,578,000	4,453,523
Evergrande Real Estate Group Ltd.	4,785,000	3,371,451
Shimao Property Holdings Ltd.	3,351,000	4,463,634

		12,288,608

Finland—0.74%
Citycon Oyj	317,384	1,536,652
Sponda Oyj	929,357	5,477,832

		7,014,484

France—4.70%
Fonciere des Regions	44,970	4,751,641
Klepierre	178,777	7,632,377
Mercialys	135,067	5,847,450
Societe Immobiliere de Location pour I’Industrie et le Commerce	28,548	4,159,786
Unibail-Rodamco S.E.	98,679	22,293,163

		44,684,417

Germany—0.38%
GSW Immobilien AG (a)	112,443	3,626,618

Hong Kong—12.52%
China Overseas Land & Investment Ltd.	5,569,330	11,691,738
China Resources Land Ltd.	1,102,000	1,980,812
Hang Lung Properties Ltd.	3,591,000	14,959,422
Henderson Land Development Co. Ltd.	129,000	875,746
Hongkong Land Holdings Ltd.	2,263,000	16,768,830
Hysan Development Co. Ltd.	932,000	4,595,531
Kerry Properties Ltd.	1,308,400	6,678,600
Link REIT (The)	1,941,000	6,600,937
Sino Land Co. Ltd.	2,696,000	4,741,987
Sun Hung Kai Properties Ltd.	2,222,000	34,597,331
Wharf Holdings Ltd. (The)	2,132,000	15,693,401

		119,184,335

Italy—0.48%
Beni Stabili S.p.A.	4,266,164	4,603,938

Japan—8.75%
AEON Mall Co., Ltd.	62,500	1,492,563
Frontier Real Estate Investment Corp.	229	2,131,035
Japan Prime Realty Investment Corp.	1,439	4,174,906
Japan Real Estate Investment Corp.	703	6,870,315
Japan Retail Fund Investment Corp.	604	978,921
Kenedix Realty Investment Corp.	410	1,686,398
Mitsubishi Estate Co. Ltd.	1,062,000	18,973,517
Mitsui Fudosan Co., Ltd.	1,148,000	19,345,953
Nippon Building Fund Inc.	730	7,460,894
ORIX JREIT Inc.	640	3,471,103
Sumitomo Realty & Development Co., Ltd.	583,000	12,445,775
Tokyu Land Corp.	743,000	3,401,112
United Urban Investment Corp.	737	842,375

		83,274,867

Malta—0.00%
BGP Holdings PLC (a)	10,349,872	0

Netherlands—0.96%
Corio N.V.	133,293	9,150,530

Singapore—4.16%
CapitaCommercial Trust	3,114,000	3,711,351
Capitaland Ltd.	4,215,500	10,560,966
CapitaMall Trust	3,947,563	6,401,107
City Developments Ltd.	192,000	1,765,267
Global Logistic Properties Ltd. (a)	2,796,000	4,533,809
Keppel Land Ltd.	2,087,000	6,920,569
Suntec REIT	4,649,000	5,691,576

		39,584,645

Sweden—0.78%
Castellum A.B.	472,848	7,415,359

Switzerland—1.05%
Swiss Prime Site AG (a)	116,555	9,974,812

United Kingdom—5.99%
Big Yellow Group PLC	592,424	3,325,894
British Land Co. PLC	925,845	9,120,654
Derwent London PLC	233,720	7,067,821
Great Portland Estates PLC	469,618	3,423,754
Hammerson PLC	963,121	7,605,376
Hansteen Holdings PLC	763,888	1,098,556
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

	Shares	Value

United Kingdom—(continued)
Land Securities Group PLC	881,080	$12,083,222
Segro PLC	959,983	5,135,612
Shaftesbury PLC	609,799	5,407,681
Unite Group PLC (a)	776,508	2,755,089

		57,023,659

United States—44.57%
Acadia Realty Trust	198,739	4,103,960
Alexandria Real Estate Equities, Inc.	109,767	9,060,168
AMB Property Corp. (a)	270,505	10,005,980
AvalonBay Communities, Inc.	157,687	20,983,409
Boston Properties, Inc.	165,118	17,890,535
BRE Properties, Inc.	137,712	7,026,066
Brookfield Properties, Inc.	865,040	16,918,679
Camden Property Trust	205,017	13,178,493
DiamondRock Hospitality Co.	469,455	5,398,733
Digital Realty Trust, Inc.	154,943	9,663,795
Douglas Emmett, Inc.	290,055	6,105,658
Duke Realty Corp.	338,372	5,089,115
Equity Residential	312,309	19,310,065
Essex Property Trust, Inc.	118,765	16,343,252
Extra Space Storage Inc.	245,900	5,350,784
General Growth Properties, Inc.	388,311	6,399,365
HCP, Inc.	342,365	12,989,328
Health Care REIT, Inc.	307,418	16,351,563
Hersha Hospitality Trust	402,032	2,420,233
Highwoods Properties, Inc.	146,600	5,289,328
Host Hotels & Resorts Inc.	1,150,143	20,219,514
Kilroy Realty Corp.	132,957	5,513,727
Kimco Realty Corp.	755,600	14,741,756
Macerich Co. (The)	288,993	15,712,549
Mid-America Apartment Communities, Inc.	36,200	2,481,510
Nationwide Health Properties, Inc.	186,929	8,187,490
ProLogis	849,656	14,070,303
Public Storage	106,800	12,638,712
Regency Centers Corp.	211,883	9,812,302
Retail Opportunity Investments Corp.	175,828	1,927,075
Simon Property Group, Inc.	359,420	42,433,125
SL Green Realty Corp.	193,058	17,377,151
Sovran Self Storage, Inc.	83,600	3,507,856
Starwood Hotels & Resorts Worldwide, Inc.	78,366	4,778,759
Ventas, Inc.	195,049	11,000,764
Vornado Realty Trust	303,696	29,877,612

		424,158,714

Total Common Stocks & Other Equity Interests (Cost $747,812,488)		935,646,551

Money Market Funds—1.33%
Liquid Assets Portfolio — Institutional Class (b)	6,317,644	6,317,644
Premier Portfolio — Institutional Class (b)	6,317,645	6,317,645

Total Money Market Funds (Cost $12,635,289)		12,635,289

TOTAL INVESTMENTS—99.65% (Cost $760,447,777)		948,281,840

OTHER ASSETS LESS LIABILITIES—0.35%		3,374,320

NET ASSETS—100.00%		$951,656,160

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Global Real Estate Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Global Real Estate Fund

E.	Foreign Currency Translations — (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Real Estate Fund

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$81,350,384	$—	$81,350,384
Austria	—	5,245,859	—	5,245,859
Canada	27,065,322	—	—	27,065,322
China	7,835,085	4,453,523	—	12,288,608
Finland	—	7,014,484	—	7,014,484
France	7,632,377	37,052,040	—	44,684,417
Germany	3,626,618	—	—	3,626,618
Hong Kong	107,492,597	11,691,738	—	119,184,335
Italy	4,603,938	—	—	4,603,938
Japan	—	83,274,867	—	83,274,867
Malta	—	—	0	0
Netherlands	—	9,150,530	—	9,150,530
Singapore	39,584,645	—	—	39,584,645
Sweden	—	7,415,359	—	7,415,359
Switzerland	9,974,812	—	—	9,974,812
United Kingdom	6,080,983	50,942,676	—	57,023,659
United States	436,794,003	—	—	436,794,003

Total Investments	$650,690,380	$297,591,460	$0	$948,281,840

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $143,638,032 and $113,368,325, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$138,298,760

Aggregate unrealized (depreciation) of investment securities	(6,446,558)

Net unrealized appreciation of investment securities	$131,852,202

Cost of investments for tax purposes is $816,429,638.
Invesco Global Real Estate Fund

Invesco High Yield Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments(a)
May 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–82.52%
Aerospace & Defense–1.45%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$355,000	$374,525

BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	2,520,000	2,797,200

Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	1,160,000	1,309,350

7.75%, 03/15/20(b)	1,745,000	1,963,125

Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	1,316,000	1,348,900

Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	640,000	668,800

7.13%, 03/15/21(b)	960,000	1,004,400

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	1,330,000	1,366,575

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	2,439,000	2,621,925

		13,454,800

Airlines–2.94%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	1,105,000	1,096,713

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	800,000	766,000

Continental Airlines Pass Through Trust, Series 2000-2, Class B, Sec. Sub. Pass Through Ctfs., 8.31%, 04/02/18	338,421	342,651

Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	642,708	645,118

Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	447,922	450,161

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,977,805	3,457,976

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	1,811,227	1,897,260

Delta Air Lines Pass Through Trust, Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	112,731	112,731

Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	2,751,477	2,847,779

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	840,000	798,000

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	1,030,000	986,225

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	845,000	959,075

Sr. Sec. Notes, 9.50%, 09/15/14(b)	886,000	956,880

UAL Pass Through Trust, Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	1,864,097	1,789,533

Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	3,000,098	3,435,112

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	1,479,026	1,630,626

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	2,602,442	2,979,796

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	2,262,560	2,081,555

		27,233,191

Alternative Carriers–1.10%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	2,480,000	2,597,800

Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	2,435,000	2,711,981

Level 3 Escrow, Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	1,525,000	1,551,688

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	1,901,000	1,958,030

Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	1,230,000	1,306,875

		10,126,374

Aluminum–0.75%
Century Aluminum Co., Sr. Sec. Gtd. Sub. Notes, 8.00%, 05/15/14	6,742,100	6,898,011

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Apparel Retail–0.96%
Brown Shoe Co., Inc., Sr. Gtd. Notes, 7.13%, 05/15/19(b)	$327,000	$318,825

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	2,579,000	2,804,663

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	918,000	901,329

J Crew Group, Inc., Sr. Notes, 8.13%, 03/01/19(b)	340,000	328,100

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	3,540,000	4,159,500

Sr. Unsec. Gtd. Notes, 7.00%, 05/01/20	345,000	372,600

		8,885,017

Apparel, Accessories & Luxury Goods–1.98%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	2,320,000	2,285,200

Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	5,873,000	5,726,175

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	4,020,000	4,080,300

Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	1,475,000	1,600,375

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	4,725,000	4,648,219

		18,340,269

Asset Management & Custody Banks–0.13%
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	1,214,000	1,238,280

Auto Parts & Equipment–0.63%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	2,489,000	2,495,222

Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	805,000	805,000

6.75%, 02/15/21	635,000	638,175

Tenneco Inc.,
Sr. Gtd. Global Notes, 6.88%, 12/15/20	640,000	664,000

Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	1,150,000	1,221,875

		5,824,272

Automobile Manufacturers–0.49%
Chrysler Group LLC/CG Co-Issuer Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	725,000	725,000

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	2,850,000	3,256,125

Motors Liquidation Corp., Sr. Unsec. Global Notes, 8.38%, 07/15/33(c)	8,885,000	310,975

Sr. Unsec. Notes, 7.20%, 01/15/11(c)	6,310,000	220,850

		4,512,950

Biotechnology–0.28%
Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(b)	725,000	766,688

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	885,000	951,375

STHI Holding Corp., Sec. Notes, 8.00%, 03/15/18(b)	800,000	830,000

		2,548,063

Broadcasting–0.25%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	1,395,000	1,457,775

Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Global Notes, 11.63%, 02/01/14	739,000	877,563

		2,335,338

Building Products–4.01%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	4,553,000	4,689,590

Building Materials Corp. of America, Sr. Notes, 6.75%, 05/01/21(b)	1,239,000	1,257,585

6.88%, 08/15/18(b)	4,124,000	4,258,030

Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	3,585,000	3,809,063

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	2,910,000	3,004,575

Nortek Inc.,
Sr. Gtd. Notes, 8.50%, 04/15/21(b)	5,213,000	5,030,545

Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	1,500,000	1,567,500

Ply Gem Industries Inc., Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	1,740,000	1,709,550

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	2,860,000	3,103,100

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	5,075,000	5,239,937

USG Corp., Sr. Gtd. Notes, 8.38%, 10/15/18(b)	285,000	294,619

Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	1,245,000	1,350,825

Sr. Unsec. Notes, 9.75%, 01/15/18	1,725,000	1,785,375

		37,100,294

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value
Cable & Satellite–1.11%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	$1,890,000	$2,140,425

EH Holding Corp., Sr. Sec. Notes, 6.50%, 06/15/19(b)	1,249,000	1,273,980

Sr. Unsec. Notes, 7.63%, 06/15/21(b)	709,000	730,270

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	5,760,000	6,083,223

		10,227,898

Casinos & Gaming–5.21%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	1,433,000	1,497,485

Boyd Gaming Corp., Sr. Notes, 9.13%, 12/01/18(b)	360,000	376,650

Caesars Entertainment Operating Co. Inc., Sec. Global Notes, 12.75%, 04/15/18	2,440,000	2,519,300

Sec. Gtd. Global Notes, 10.00%, 12/15/18	850,000	792,625

Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	3,810,000	4,314,825

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	3,230,000	2,777,800

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	690,000	770,213

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	180,000	186,750

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	2,633,000	2,685,660

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	1,075,000	1,085,750

MGM Resorts International, Sr. Sec. Gtd. Global Notes, 9.00%, 03/15/20	665,000	744,800

Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	1,425,000	1,661,906

Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	6,320,000	6,177,800

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	1,125,000	1,230,469

Midwest Gaming Borrower LLC/ Midwest Finance Corp., Sr. Sec. Notes, 11.63%, 04/15/16(b)	680,000	739,500

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	3,430,000	3,777,287

Scientific Games Corp., Sr. Sub. Notes, 8.13%, 09/15/18(b)	370,000	390,350

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	1,275,000	1,400,906

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	945,000	996,975

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(d)	1,790,000	1,642,325

Sr. Sec. Notes, 9.13%, 02/01/15(b)	4,835,000	4,883,350

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	5,060,000	5,578,650

Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	1,800,000	1,980,000

		48,211,376

Coal & Consumable Fuels–0.23%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 6.00%, 06/01/19	670,000	679,212

6.25%, 06/01/21	340,000	348,500

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/01/17	495,000	545,119

8.25%, 04/01/20	495,000	551,925

		2,124,756

Communications Equipment–0.53%
Avaya, Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	4,170,000	4,086,600

CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	735,000	777,262

		4,863,862

Computer & Electronics Retail–0.10%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	360,000	362,700

Rent-A-Center, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	550,000	551,375

		914,075

Computer Storage & Peripherals–0.35%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 6.88%, 05/01/20(b)	1,295,000	1,311,187

7.00%, 11/01/21(b)	873,000	888,278

7.75%, 12/15/18(b)	950,000	1,011,750

		3,211,215

Construction & Engineering–1.48%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	995,000	1,032,313

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	695,000	711,506

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	4,940,000	5,063,500

Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	6,930,000	6,895,350

		13,702,669

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Construction & Farm Machinery & Heavy Trucks–1.48%
Case New Holland Inc., Sr. Notes, 7.88%, 12/01/17(b)	$1,490,000	$1,674,387

CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	730,000	799,350

Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	1,894,000	1,946,085

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	1,405,000	1,534,963

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	3,809,000	4,199,422

Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 8.50%, 03/01/20	770,000	852,775

Terex Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 06/01/16	1,320,000	1,541,100

Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	1,060,000	1,147,450

		13,695,532

Construction Materials–1.29%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	3,390,000	3,631,782

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 9.00%, 01/11/18(b)	1,260,000	1,316,589

Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	680,000	683,400

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	5,125,000	5,451,719

U.S. Concrete, Inc., Sr. Sec. Conv. Notes, 9.50%, 08/31/15(b)	693,000	874,913

		11,958,403

Consumer Finance–1.74%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	2,245,000	2,424,600

8.00%, 03/15/20	3,530,000	3,909,475

8.00%, 11/01/31	4,172,000	4,630,920

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	2,140,000	2,471,700

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	2,375,000	2,665,937

		16,102,632

Data Processing & Outsourced Services–0.59%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	4,012,000	4,000,885

SunGard Data Systems Inc., Sr. Unsec. Global Notes, 7.63%, 11/15/20	715,000	743,600

Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	715,000	732,875

		5,477,360

Department Stores–0.51%
Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	5,085,000	4,703,625

Distillers & Vintners–0.26%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	650,000	619,125

Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	1,600,000	1,748,000

		2,367,125

Diversified Banks–0.12%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (e)(f)	1,439,000	1,088,244

Diversified Metals & Mining–0.62%
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	912,000	961,720

Mirabela Nickel Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.75%, 04/15/18(b)	419,000	427,198

Taseko Mines Ltd. (Canada), Sr. Unsec. Gtd. Yankee Notes, 7.75%, 04/15/19	185,000	191,151

Thompson Creek Metals Co. Inc. (Canada), Sr. Gtd. Notes, 7.38%, 06/01/18(b)	335,000	339,520

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	3,445,000	3,813,431

		5,733,020

Diversified Support Services–0.04%
Mobile Mini, Inc., Sr. Unsec. Gtd. Notes, 7.88%, 12/01/20(b)	355,000	378,075

Electric Utilities–0.42%
LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	1,310,660	1,051,805

Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	3,845,000	2,787,625

		3,839,430

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Electrical Components & Equipment–0.28%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	$1,695,000	$1,906,875

Polypore International Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17(b)	675,000	720,562

		2,627,437

Electronic Manufacturing Services–0.25%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	2,323,000	2,276,540

Environmental & Facilities Services–0.32%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	1,457,000	1,566,275

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Notes, 10.75%, 08/15/18(b)	1,305,000	1,406,137

		2,972,412

Food Retail–0.44%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	2,060,000	1,815,375

Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	2,120,000	2,273,700

		4,089,075

Forest Products–0.29%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	2,520,000	2,419,200

Sino-Forest Corp. (Canada), Sr. Gtd. Notes, 6.25%, 10/21/17(b)	300,000	279,188

		2,698,388

Gas Utilities–0.51%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/01/21(b)	2,460,000	2,447,700

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	2,090,000	2,241,525

		4,689,225

Health Care Equipment–0.49%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	2,050,000	2,214,000

Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	364,000	375,375

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	1,154,000	1,226,125

Hanger Orthopedic Group Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/15/18	685,000	712,400

		4,527,900

Health Care Facilities–2.25%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	3,300,000	3,638,250

Sr. Unsec. Global Notes, 6.38%, 01/15/15	1,075,000	1,113,969

Sr. Unsec. Notes, 7.19%, 11/15/15	2,230,000	2,263,450

Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	900,000	938,250

Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	530,000	563,125

7.75%, 09/15/22	940,000	1,003,450

8.13%, 02/15/20	1,245,000	1,377,281

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(d)	1,391,000	1,349,270

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 8.00%, 08/01/20	608,000	632,320

9.25%, 02/01/15	7,180,000	7,942,875

		20,822,240

Health Care Services–0.71%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	690,000	708,975

Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	2,180,000	2,278,100

Universal Hospital Services Inc., Sec. PIK Global Notes, 8.50%, 06/01/15	3,470,000	3,600,125

		6,587,200

Health Care Supplies–0.18%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	1,545,000	1,645,425

Health Care Technology–0.37%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	3,280,000	3,403,000

Home Furnishings–0.23%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	2,030,000	2,156,875

Homebuilding–0.61%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	1,045,000	990,137

8.13%, 06/15/16	2,870,000	2,769,550

M/I Homes Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/18(b)	975,000	970,125

Standard Pacific Corp., Sr. Sec. Gtd. Notes, 8.38%, 05/15/18	855,000	876,375

		5,606,187

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Hotels, Resorts & Cruise Lines–0.86%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	$2,230,000	$2,413,975

7.50%, 10/15/27	2,024,000	2,049,300

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	2,810,000	3,147,200

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	325,000	327,844

		7,938,319

Household Products–0.49%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	4,255,000	4,510,300

Housewares & Specialties–0.02%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	210,000	212,625

Independent Power Producers & Energy Traders–0.87%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	1,130,000	1,233,112

8.00%, 10/15/17	2,815,000	3,054,275

AES Red Oak LLC, -Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	3,664,292	3,765,061

		8,052,448

Industrial Conglomerates–0.00%
Indalex Holding Corp., -Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	3,260,000	28,525

Industrial Machinery–0.58%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	2,930,000	3,069,175

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Notes, 7.88%, 02/01/19(b)	265,000	275,600

Mueller Water Products Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 09/01/20	365,000	410,625

SPX Corp., Sr. Unsec. Gtd. Notes, 6.88%, 09/01/17(b)	1,500,000	1,608,750

		5,364,150

Industrial REIT’s–0.12%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	1,010,000	1,118,575

Integrated Telecommunication Services–1.13%
Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	1,940,000	2,041,850

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(b)	2,090,000	2,121,350

7.25%, 10/15/20(b)	605,000	609,538

7.50%, 04/01/21(b)	5,615,000	5,685,187

		10,457,925

Internet Retail–0.28%
Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	2,800,000	2,611,000

Internet Software & Services–0.31%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	2,640,000	2,877,600

Investment Banking & Brokerage–0.85%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	3,085,000	3,404,467

E*Trade Financial Corp., Sr. Notes, 6.75%, 06/01/16	905,000	907,263

Sr. Unsec. Notes, 7.88%, 12/01/15	3,470,000	3,582,775

		7,894,505

Leisure Facilities–0.08%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	685,000	692,706

Leisure Products–0.04%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	365,000	380,513

Life Sciences Tools & Services–0.20%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	1,795,000	1,893,725

Marine–0.27%
CMA CGM S.A. (France), Sr. Unsec. Notes, 7.25%, 02/01/13(b)	430,000	437,274

Sr. Unsec. Sub. Notes, 8.50%, 04/15/17(b)	620,000	585,046

Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	368,000	385,772

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	1,100,000	1,131,625

		2,539,717

Metal & Glass Containers–0.11%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	1,040,000	1,047,800

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value
Movies & Entertainment–1.17%
AMC Entertainment Inc., Sr. Sub. Notes, 9.75%, 12/01/20(b)	$2,235,000	$2,380,275

Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	2,090,000	2,259,812

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	1,660,000	1,821,850

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	4,030,000	4,372,550

		10,834,487

Multi-Line Insurance–2.44%
American International Group, Inc., Jr. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(d)	3,780,000	4,148,550

Fairfax Financial Holdings Ltd. (Canada), Sr. Notes, 5.80%, 05/15/21(b)	1,400,000	1,407,000

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(d)	1,650,000	1,872,129

Sr. Unsec. Global Notes, 5.95%, 10/15/36	1,250,000	1,240,673

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37 (b)	3,470,000	3,608,800

Sr. Gtd. Notes, 5.00%, 06/01/21(b)	625,000	617,687

Liberty Mutual Insurance Co., Unsec. Sub. Notes, 8.50%, 05/15/25(b)	2,140,000	2,546,699

Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	5,485,000	7,083,549

		22,525,087

Multi-Sector Holdings–0.22%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	1,675,000	1,752,469

Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	280,000	286,300

		2,038,769
Office Services & Supplies–0.57%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	4,690,000	4,643,100

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	555,000	599,400

		5,242,500

Oil & Gas Drilling–0.17%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	1,545,000	1,597,144

Oil & Gas Equipment & Services–1.14%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	$3,760,000	$3,971,500

Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	765,000	799,425

Cie Generale de Geophysique-Veritas (France), Sr. Unsec. Gtd. Global Notes, 7.50%, 05/15/15	119,000	121,975

Sr. Unsec. Gtd. Notes, 6.50%, 06/01/21(b)	200,000	198,945

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	2,880,000	2,914,200

Oil States International, Inc., Sr. Gtd. Notes, 6.50%, 06/01/19(b)	1,110,000	1,116,243

SESI, LLC, Sr. Gtd. Notes, 6.38%, 05/01/19(b)	1,378,000	1,384,890

		10,507,178

Oil & Gas Exploration & Production–7.42%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	950,000	985,625

Brigham Exploration Co., Sr. Unsec. Gtd. Notes, 6.88%, 06/01/19(b)	370,000	371,850

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 02/01/17	2,495,000	2,613,512

Sr. Unsec. Gtd. Notes, 8.25%, 09/01/21(b)	3,525,000	3,648,375

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	1,340,000	1,423,750

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	290,000	295,800

6.63%, 08/15/20	1,989,000	2,098,395

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	3,275,000	3,475,594

Concho Resources Inc., Sr. Unsec. Gtd. Notes, 6.50%, 01/15/22	875,000	883,750

7.00%, 01/15/21	620,000	651,000

Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	830,000	878,763

7.38%, 10/01/20	1,895,000	2,034,756

8.25%, 10/01/19	1,085,000	1,197,569

Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	5,630,000	4,475,850

EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	4,048,000	4,078,360

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	3,995,000	4,129,831

Harvest Operations Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 10/01/17(b)	2,130,000	2,220,525

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value
Oil & Gas Exploration & Production-(continued)
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	$4,567,000	$4,955,195

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	4,440,000	4,767,450

OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Gtd. Notes, 8.50%, 06/01/18(b)	3,170,000	3,193,025

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	4,367,000	4,574,432

Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	3,058,000	3,012,130

Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	1,635,000	1,790,325

Plains Exploration & Production Co., Sr. Gtd. Notes, 6.63%, 05/01/21	1,325,000	1,328,313

Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	1,760,000	1,878,800

8.63%, 10/15/19	1,410,000	1,565,100

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	3,175,000	3,175,000

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	1,395,000	1,435,106

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	1,455,000	1,513,200

		68,651,381

Oil & Gas Refining & Marketing-0.81%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	1,927,000	1,992,036

United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18(b)	5,385,000	5,462,410

		7,454,446
Oil & Gas Storage & Transportation-2.45%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Gtd. Notes, 5.88%, 04/15/21(b)	1,062,000	1,063,328

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	3,090,000	3,120,900

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	1,695,000	1,731,019

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	485,000	492,275

6.75%, 11/01/20	1,015,000	1,046,719

Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	4,260,000	4,728,600

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	4,065,000	3,958,294

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	2,110,000	2,223,412

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	2,625,000	2,611,875

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	1,545,000	1,695,637

		22,672,059

Other Diversified Financial Services-1.56%
International Lease Finance Corp., Sr. Sec. Notes, 6.75%, 09/01/16(b)	1,805,000	1,961,809

7.13%, 09/01/18(b)	1,805,000	1,994,525

Sr. Unsec. Global Notes, 5.75%, 05/15/16	590,000	595,531

6.25%, 05/15/19	910,000	913,413

8.63%, 09/15/15	3,500,000	3,887,187

8.75%, 03/15/17	2,140,000	2,422,213

Sr. Unsec. Notes, 8.25%, 12/15/20	1,085,000	1,221,981

Series R, Sr. Unsec. Medium-Term Notes, 5.65%, 06/01/14	1,350,000	1,390,500

		14,387,159

Packaged Foods & Meats-0.50%
Chiquita Brands International, Inc., Sr. Unsec. Global Notes, 8.88%, 12/01/15	1,915,000	1,977,237

Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	1,750,000	1,793,750

Dole Food Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 10/01/16(b)	825,000	882,750

		4,653,737

Paper Packaging-0.23%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	1,965,000	2,087,813

Paper Products-1.20%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	4,745,000	4,733,137

Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	2,125,000	2,220,625

Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	2,125,000	2,340,156

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Paper Products-(continued)
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	$1,210,000	$1,250,838

7.13%, 05/01/16	525,000	542,719

		11,087,475

Personal Products-0.21%
Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	360,000	378,900

NBTY Inc., Sr. Gtd. Notes, 9.00%, 10/01/18(b)	920,000	991,300

Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	515,000	531,738

		1,901,938

Pharmaceuticals-0.72%
ConvaTec Healthcare S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 10.50%, 12/15/18(b)	540,000	583,200

Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	1,430,000	1,537,250

Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	455,000	461,825

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	1,425,000	1,471,312

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	910,000	902,038

6.75%, 08/15/21(b)	1,395,000	1,356,637

7.00%, 10/01/20(b)	360,000	354,600

		6,666,862

Property & Casualty Insurance-0.30%
QBE Capital Funding III Ltd. (Botswana), Sub. Gtd. Variable Rate Notes, 7.25%, 05/24/41(b)(d)	620,000	625,448

XL Group PLC (Ireland), -Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50% (d)(e)	2,290,000	2,178,362

		2,803,810

Publishing-0.04%
MediMedia USA Inc., Sr. Sub. Notes, 11.38%, 11/15/14(b)	465,000	404,550

Railroads-0.34%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	2,630,000	2,918,833

Sr. Unsec. Notes, 6.13%, 06/15/21(b)	179,000	181,486

		3,100,319

Real Estate Services-0.25%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	2,210,000	2,337,075

Regional Banks-1.87%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	735,000	694,575

BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	1,743,000	1,832,658

Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	500,000	469,375

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	4,505,000	4,392,375

Susquehanna Capital II, Jr. Ltd. Gtd. Sub. Notes, 11.00%, 03/23/40	2,520,000	2,755,662

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	3,080,000	2,910,600

Zions Bancorp., Sr. Unsec. Notes, 7.75%, 09/23/14	1,675,000	1,840,825

Unsec. Sub. Notes, 6.00%, 09/15/15	2,295,000	2,375,325

		17,271,395

Research & Consulting Services-0.29%
FTI Consulting, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	2,630,000	2,695,750

Semiconductor Equipment-0.48%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	1,950,000	2,047,500

Sr. Unsec. Notes, 6.63%, 06/01/21(b)	1,880,000	1,856,500

Sensata Technologies B.V. (Netherlands), Sec. Gtd. Notes, 6.50%, 05/15/19(b)	535,000	547,601

		4,451,601

Semiconductors-1.11%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	1,545,000	1,726,537

Sr. Unsec. Gtd. Global Notes, 8.88%, 12/15/14	3,990,000	4,172,044

Sr. Unsec. Gtd. Notes, 10.75%, 08/01/20(b)	3,370,000	3,867,075

NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Notes, 9.75%, 08/01/18(b)	470,000	544,025

		10,309,681

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value
Specialized Consumer Services-0.05%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	$430,000	$438,600

Specialized Finance-1.30%
CIT Group Inc., Sec. Bonds, 7.00%, 05/01/17	7,735,000	7,778,510

Sec. Gtd. Notes, 6.63%, 04/01/18(b)	3,965,000	4,249,984

		12,028,494

Specialized REIT’s-0.63%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	2,130,000	2,135,325

Sr. Notes, 5.88%, 06/15/19(b)	530,000	533,312

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Gtd. Notes, 6.88%, 05/01/21(b)	1,455,000	1,475,130

OMEGA Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	1,645,000	1,645,000

		5,788,767

Specialty Chemicals-1.14%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	2,750,000	2,935,625

Nalco Co., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/19(b)	645,000	670,800

NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	2,330,000	2,433,394

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	4,203,000	4,523,478

		10,563,297

Specialty Stores-0.20%
Michaels Stores Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	1,780,000	1,837,850

Steel-0.91%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	2,850,000	2,992,500

APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	400,000	425,381

7.75%, 04/01/18(b)	1,025,000	1,098,762

FMG Resources Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	1,720,000	1,765,207

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	1,475,000	1,534,000

7.38%, 04/01/20	555,000	584,137

		8,399,987

Systems Software-0.86%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	6,030,000	6,241,050

Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	1,641,000	1,665,615

		7,906,665

Tires & Rubber-0.43%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	3,750,000	4,021,875

Trading Companies & Distributors-2.04%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	4,390,000	4,576,575

H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	5,032,000	5,242,740

Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	1,315,000	1,334,725

7.38%, 01/15/21(b)	2,285,000	2,376,400

7.50%, 10/15/18(b)	1,840,000	1,918,200

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	1,038,000	1,069,140

RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	1,035,000	1,077,694

Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13 (Acquired 01/13/10-01/21/10; Cost $1,169,980)(b)	1,265,000	1,258,675

		18,854,149

Wireless Telecommunication Services-5.28%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	6,410,000	7,059,012

Sr. Unsec. Gtd. Conv. Putable Notes, 8.25%, 12/01/17(b)	905,000	911,788

Cricket Communications, Inc., Sr. Notes, 7.75%, 10/15/20(b)	1,095,000	1,086,788

Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	2,185,000	2,324,294

Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	4,005,000	3,974,962

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	1,830,000	1,891,762

Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)	2,175,000	2,305,500

12.00%, 04/01/14(b)	1,665,000	1,945,969

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount		Value

Wireless Telecommunication Services-(continued)
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20		$3,495,000	$3,503,737

7.88%, 09/01/18		990,000	1,066,106

SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		2,520,000	2,768,850

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		4,620,000	4,845,225

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		6,695,000	7,573,719

Vimpel Com (Ireland), Sec. Notes, 6.49%, 02/02/16(b)		510,000	536,138

7.75%, 02/02/21(b)		640,000	685,121

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)		350,000	372,750

11.75%, 07/15/17(b)		5,155,000	6,005,575

			48,857,296

Total U.S. Dollar Denominated Bonds & Notes (Cost $725,038,579)			763,197,689

Non-U.S. Dollar Denominated Bonds & Notes-11.30%(g)
Belgium-0.35%
Ontex IV S.A., Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR	2,240,000	3,279,541

Canada-0.23%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	1,975,000	2,163,246

Croatia-0.31%
Agrokor D.D., Sr. Unsec. Gtd. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	1,870,000	2,858,914

Czech Republic-0.18%
CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	1,060,000	1,673,944

France-0.06%
CMA CGM SA, Sr. Unsec. Sub. Notes, 8.88%, 04/15/19(b)	EUR	425,000	568,725

Germany-1.13%
ALBA Group PLC & Co., -REGS, Sr. Euro Notes, 8.00%, 05/15/18(b)	EUR	425,000	626,056

Hapag-Lloyd AG, Sr. Unsec. Gtd. Notes, 9.00%, 10/15/15(b)	EUR	1,240,000	1,835,533

Kabel BW Erste Beteiligungs GmbH/ Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	EUR	195,000	293,563

KION Finance S.A., Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	2,765,000	3,898,987

KUKA A.G.,-REGS, Sr. Sec. Gtd. Sub. Medium-Term Euro Notes, 8.75%, 11/15/17(b)	EUR	1,425,000	2,214,467

Styrolution GmbH,-REGS, Sr. Sec. Euro Notes, 7.63%, 05/15/16(b)	EUR	1,100,000	1,590,704

			10,459,310
Ireland-1.49%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	3,170,000	4,863,500

Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	2,625,000	3,693,019

Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	3,550,000	5,248,567

			13,805,086
Luxembourg-2.37%
Boardriders S.A., Sr. Notes, 8.88%, 12/15/17(b)	EUR	380,000	587,791

Calcipar S.A.,-REGS, Sr. Unsec. Gtd. Floating Rate Euro Notes, 2.43%, 07/01/14(b)(d)	EUR	720,000	996,039

Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	1,750,000	2,628,241

Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	1,880,000	2,765,997

ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	540,000	804,201

-REGS, Sr. Unsec. Gtd. Euro Notes, 10.88%, 12/15/18(b)	EUR	730,000	1,121,299

M&G Finance Luxembourg S.A., Jr. Unsec. Gtd. Sub. Variable Rate Euro Notes, 7.50% (d)(e)	EUR	4,400,000	3,435,224

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	1,985,000	3,056,152

TMD Friction Finance S.A., -REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 05/15/17(b)	EUR	2,835,000	4,515,764

Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	1,365,000	1,982,512

			21,893,220

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal
	Amount	Value

Netherlands-1.95%
Boats Investments B.V. -Series 97, Sec. PIK Medium-Term Euro Notes, 11.00%, 03/31/17 EUR	1,095,003	$1,488,942

Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 7.14%, 05/01/15(b)(d) EUR	2,725,000	3,852,385

Elster Finance B.V.,-REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.25%, 04/15/18(b) EUR	2,265,000	3,267,256

Goodyear Dunlop Tires Europe B.V., Sr. Gtd. Notes, 6.75%, 04/15/19(b) EUR	3,035,000	4,465,321

Polish Television Holding B.V., -REGS, Sr. Sec. Medium- Term Euro Notes, 11.25%, 05/15/17(b)(h) EUR	1,015,000	1,562,717

Refresco Group B.V.,-REGS, Sr. Sec. Gtd. Euro Bonds, 7.38%, 05/15/18(b) EUR	460,000	676,787

Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b) EUR	1,810,000	2,724,863

		18,038,271

Sweden-0.26%
TVN Finance Corp. II AB, -REGS, Sr. Unsec. Gtd. Euro Notes, 10.75%, 11/15/17(b) EUR	1,465,000	2,376,757

United Kingdom-2.73%
Bakkavor Finance 2 PLC, -REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b) GBP	2,335,000	3,533,574

Crown Newco 3 PLC,-REGS, Sr. Sec. Gtd. Euro Notes, 7.00%, 02/15/18(b) GBP	360,000	594,118

Exova Ltd.,-REGS, Sr. Unsec. Gtd. Euro Notes, 10.50%, 10/15/18(b) GBP	2,260,000	3,898,701

Infinis PLC, Sr. Sec. Notes, 9.13%, 12/15/14(b) GBP	1,135,000	1,955,642

ITV PLC, Series 2006-1 Tranche 1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.38%, 01/05/17 GBP	300,000	517,626

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b) EUR	1,295,000	2,031,080

Odeon & UCI Finco PLC, -REGS, Sr. Sec. Floating Rate Euro Notes, 6.44%, 08/01/18(b)(d) EUR	2,870,000	4,057,374

Sr. Sec. Medium-Term Euro Notes, 9.00%, 08/01/18(b) GBP	1,730,000	2,860,594

Pipe Holdings PLC,-REGS, Sr. Sec. Euro Bonds, 9.50%, 11/01/15(b) GBP	1,235,000	2,067,002

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b) EUR	2,585,000	3,738,154

		25,253,865

United States-0.24%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b) EUR	1,620,000	2,179,502

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $97,064,871)		104,550,381

	Shares

Preferred Stocks-1.94%
Automobile Manufacturers-0.32%
General Motors Co., Series B $2.38 Conv. Pfd.	59,360	2,973,936

Consumer Finance-1.00%
Ally Financial, Inc., Series A, 8.50% Pfd.	76,655	2,019,093

Series G, 7.00% Pfd. (b)	5,209	5,032,057

GMAC Capital Trust I, Series 2, 8.13% Pfd.	83,870	2,203,265

		9,254,415

Industrial REIT’s-0.08%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	29,610	740,250

Regional Banks-0.19%
Zions Bancorp., Series C, 9.50% Pfd.	65,200	1,723,236

Research & Consulting Services-0.20%
Nielsen Holdings N.V. (Netherlands), $3.13 Unsec. Sub. Conv. Pfd.	28,715	1,803,661

Tires & Rubber-0.15%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	24,375	1,429,106

Total Preferred Stocks (Cost $15,185,525)		17,924,604

Common Stocks & Other Equity Interests-1.50%

Automobile Manufacturers-0.43%
General Motors Co. (i)	59,121	1,880,639

General Motors Co.,-Wts. expiring 07/10/16(i)	53,747	1,219,519

General Motors Co.,-Wts. expiring 07/10/19(i)	53,747	895,963

		3,996,121

Broadcasting-0.03%
Adelphia Communications Corp. (j)	50,250	62,813

Adelphia Recovery Trust, Series ACC-1 (j)	4,846,549	48,465

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Shares	Value

Broadcasting-(continued)
Adelphia Recovery Trust, Series ARAHOVA (j)	2,211,702	$132,702

		243,980
Building Products-0.01%
Nortek, Inc. (i)	2,990	118,105

Construction Materials-0.37%
U.S. Concrete, Inc. (i)	359,502	3,447,624

Integrated Telecommunication Services-0.63%
Hawaiian Telcom Holdco Inc., -Wts. expiring 10/28/15 (i)	22,376	313,264

Largo Limited (Luxembourg) -Class A (i)	312,510	550,847

-Class B (i)	2,812,600	4,957,636

		5,821,747
Publishing-0.00%
Reader’s Digest Association Inc. (The), -Wts. expiring 02/19/14	9,814	34,349

Semiconductors-0.03%
MagnaChip Semiconductor LLC	20,834	245,977

Total Common Stocks & Other Equity Interests (Cost $46,494,993)		13,907,903

	Principal
	Amount
Senior Secured Floating Rate Interest Loans-0.11%
Airlines-0.11%
Evergreen International Aviation, Inc., Sr. Sec. Floating Rate First Lien Term Loans, 9.00%, 10/31/11 (Cost $975,789)(d)	$975,789	972,130

	Shares
Money Market Funds-1.64%
Liquid Assets Portfolio — Institutional Class (k)	7,586,472	7,586,472

Premier Portfolio — Institutional Class (k)	7,586,473	7,586,473

Total Money Market Funds (Cost $15,172,945)		15,172,945

TOTAL INVESTMENTS-99.01% (Cost $899,932,702)		915,725,652

OTHER ASSETS LESS LIABILITIES-0.99%		9,120,399

NET ASSETS-100.00%		$924,846,051

Investment Abbreviations:
CAD	— Canadian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
Jr.	— Junior
Ltd.	— Limited
Pfd.	— Preferred
PIK	— Payment in Kind
REGS	— Regulation S
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $393,946,581, which represented 42.60% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $560,350, which represented 0.06% of the Fund’s Net Assets

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Perpetual bond with no specified maturity date.

(f)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Non-income producing security.

(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees.
Invesco High Yield Fund

A.	Security Valuations — (continued)

Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco High Yield Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$34,318,112	$12,344,201	$343,139	$47,005,452

Corporate Debt Securities	—	868,720,200	—	868,720,200

	$34,318,112	$881,064,401	$343,139	$915,725,652

Foreign Currency Contracts*	—	1,017,091	—	1,017,091

Total Investments	$34,318,112	$882,081,492	$343,139	$916,742,743

*	Unrealized appreciation.
Invesco High Yield Fund

NOTE 3 — Derivative Instruments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk	$1,307,898	$(290,807)

Effect of Derivative Instruments for the three months ended May 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Foreign Currency Contracts *

Realized Gain (Loss)
Currency risk	$(5,881,214)

Change in Unrealized Appreciation
Currency risk	2,286,816

Total	$(3,594,398)

*	The average value of foreign currency contracts outstanding during the period was $99,038,127.
Open Foreign Currency Contracts

							Unrealized
Settlement			Contract to			Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

08/09/11	RBC Dain Rauscher, Inc.	EUR	57,881,000	USD	84,447,221	$83,139,323	$1,307,898

							$1,307,898

08/09/11	RBC Dain Rauscher, Inc.	EUR	1,872,000	USD	2,641,549	2,688,910	(47,361)

08/09/11	RBC Dain Rauscher, Inc.	EUR	2,000,000	USD	2,826,774	2,872,767	(45,993)

06/02/11	RBC Dain Rauscher, Inc.	GBP	184,680	USD	303,559	303,776	(217)

06/08/11	RBC Dain Rauscher, Inc.	GBP	7,279,000	USD	11,809,872	11,971,946	(162,074)

08/19/11	RBC Dain Rauscher, Inc.	GBP	1,788,000	USD	2,902,914	2,938,076	(35,162)

							$(290,807)

Total open foreign currency contracts							$1,017,091

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar
Invesco High Yield Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $253,412,276 and $230,481,721, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$56,497,338

Aggregate unrealized (depreciation) of investment securities	(41,636,758)

Net unrealized appreciation of investment securities	$14,860,580

Cost of investments for tax purposes is $900,865,072.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco High Yield Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Van Kampen High Yield Fund (the “Target Fund”) in exchange for shares of the Fund.
     The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reogranization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco High Yield Fund

Invesco High Yield Securities Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	MS-HYS-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—85.10%

Aerospace & Defense—1.88%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$55,000	$58,025
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	335,000	355,937
Bombardier Inc. (Canada), Sr. Notes, 7.75%, 03/15/20(b)	450,000	506,250
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	232,000	237,800
Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	90,000	94,050
7.13%, 03/15/21(b)	135,000	141,244
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	200,000	205,500
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	655,000	704,125

		2,302,931

Airlines—2.78%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	155,000	153,837
American Airlines Pass Through Trust, Series 1991-A2, Sec. Pass Through Ctfs., 10.18%, 01/02/13	—	—
Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	120,000	114,900
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	1,076,988	1,082,373
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	156,526	163,961
Delta Air Lines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	120,000	114,000
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	145,000	138,838
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	737,000	795,960
UAL Pass Through Trust, Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	165,395	167,772
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	338,848	373,580
US Airways Pass Through Trust, -Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	322,525	296,723

		3,401,944

Alternative Carriers—1.08%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	355,000	371,862
Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	355,000	395,381
Level 3 Escrow, Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	75,000	76,313
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	281,000	289,430
Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	175,000	185,938

		1,318,924

Aluminum—0.27%
Century Aluminum Co., Sr. Sec. Gtd. Sub. Notes, 8.00%, 05/15/14	325,000	332,516

Apparel Retail—0.61%
Brown Shoe Co., Inc., Sr. Gtd. Notes, 7.13%, 05/15/19(b)	45,000	43,875
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	355,000	386,062
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	120,000	117,821
J Crew Group, Inc., Sr. Notes, 8.13%, 03/01/19(b)	50,000	48,250
Limited Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	150,000	156,563

		752,571

Apparel, Accessories & Luxury Goods—2.33%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	330,000	325,050
Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	820,000	799,500
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	840,000	852,600
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods—(continued)
Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	$220,000	$238,700
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	650,000	639,437

		2,855,287

Auto Parts & Equipment—0.69%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	345,000	345,862
Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	120,000	120,000
6.75%, 02/15/21	95,000	95,475
Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	100,000	103,750
Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	165,000	175,313

		840,400

Automobile Manufacturers—0.43%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	425,000	485,563
Motors Liquidation Corp., Sr. Unsec. Notes, 8.38%, 07/15/33(c)	1,215,000	42,525

		528,088

Biotechnology—0.30%
Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(b)	110,000	116,325
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	125,000	134,375
STHI Holding Corp., Sec. Notes, 8.00%, 03/15/18(b)	115,000	119,313

		370,013

Broadcasting—0.72%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	250,000	261,250
Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Notes, 7.75%, 10/15/18(b)	575,000	622,437

		883,687

Building Products—4.23%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	705,000	726,150
Building Materials Corp. of America, Sr. Notes, 6.88%, 08/15/18(b)	840,000	867,300
6.75%, 05/01/21(b)	170,000	172,550
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	260,000	276,250
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	415,000	428,487
Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	630,000	607,950
Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	285,000	297,825
Ply Gem Industries Inc., Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	425,000	417,563
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	220,000	238,700
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	740,000	764,050
USG Corp., Sr. Gtd. Notes, 8.38%, 10/15/18(b)	40,000	41,350
Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	80,000	86,800
Sr. Unsec. Notes, 9.75%, 01/15/18	250,000	258,750

		5,183,725

Cable & Satellite—1.33%
CSC Holdings LLC, Sr. Unsec. Global Notes, 8.63%, 02/15/19	535,000	617,256
EH Holding Corp., Sr. Sec. Notes, 6.50%, 06/15/19(b)	170,000	173,400
Sr. Unsec. Notes, 7.63%, 06/15/21(b)	95,000	97,850
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurtlemberg GmbH & Co KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	700,000	739,281

		1,627,787

Casinos & Gaming—5.50%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	195,000	203,775
Boyd Gaming Corp., Sr. Notes, 9.13%, 12/01/18(b)	55,000	57,544
Caesars Entertainment Operating Co. Inc., Sec. Global Notes, 12.75%, 04/15/18	360,000	371,700
Sec. Gtd. Global Notes, 10.00%, 12/15/18	125,000	116,563
Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	568,000	643,260
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	677,000	582,220
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Casinos & Gaming—(continued)
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	$100,000	$111,625
Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	25,000	25,938
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	375,000	382,500
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	160,000	161,600
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.75%, 04/01/13	1,080,000	1,107,000
6.63%, 07/15/15	250,000	244,375
Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	170,000	185,937
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	360,000	396,450
Resort at Summerlin L.P., -Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	27,634,000	—
Scientific Games Corp., Sr. Sub. Notes, 8.13%, 09/15/18(b)	55,000	58,025
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	135,000	142,425
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(d)	510,000	467,925
Sr. Sec. Notes, 9.13%, 02/01/15(b)	425,000	429,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	365,000	402,412
Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 05/01/20	595,000	656,731

		6,747,255

Coal & Consumable Fuels—0.24%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 6.00%, 06/01/19	90,000	91,238
6.25%, 06/01/21	45,000	46,125
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	140,000	156,100

		293,463

Communications Equipment—0.56%
Avaya, Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	585,000	573,300
CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	105,000	111,037

		684,337

Computer & Electronics Retail—0.11%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	50,000	50,375
Rent-A-Center, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	80,000	80,200

		130,575

Computer Storage & Peripherals—0.40%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.75%, 12/15/18(b)	350,000	372,750
7.00%, 11/01/21(b)	120,000	122,100

		494,850

Construction & Engineering—1.39%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	145,000	150,437
Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	100,000	102,375
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	445,000	456,125
Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	995,000	990,025

		1,698,962

Construction & Farm Machinery & Heavy Trucks—1.38%
Case New Holland Inc., Sr. Notes, 7.88%, 12/01/17(b)	300,000	337,125
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	255,000	262,012
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	205,000	223,962
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	530,000	584,325
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 8.50%, 03/01/20	110,000	121,825
Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	155,000	167,788

		1,697,037

Construction Materials—1.47%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	615,000	658,863
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 9.00%, 01/11/18(b)	190,000	198,533
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	885,000	941,419

		1,798,815

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Consumer Finance—1.49%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	$395,000	$437,462
7.50%, 09/15/20	515,000	556,200
8.00%, 11/01/31	60,000	66,600
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	287,000	331,485
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	385,000	432,163

		1,823,910

Data Processing & Outsourced Services—0.75%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	545,000	543,490
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	165,000	168,300
SunGard Data Systems Inc., Sr. Unsec. Global Notes, 7.63%, 11/15/20	100,000	104,000
Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	100,000	102,500

		918,290

Department Stores—0.54%
Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	720,000	666,000

Distillers & Vintners—0.58%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	200,000	190,500
Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	480,000	524,400

		714,900

Diversified Banks—0.12%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(e)(f)	200,000	151,250

Diversified Metals & Mining—0.39%
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	125,000	131,815
Mirabela Nickel Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.75%, 04/15/18(b)	60,000	61,174
Taseko Mines Ltd. (Canada), Sr. Unsec. Gtd. Yankee Notes, 7.75%, 04/15/19	25,000	25,831
Thompson Creek Metals Co. Inc. (Canada), Sr. Gtd. Notes, 7.38%, 06/01/18(b)	45,000	45,607
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	190,000	210,320

		474,747

Diversified Support Services—0.04%
Mobile Mini, Inc., Sr. Unsec. Gtd. Notes, 7.88%, 12/01/20(b)	50,000	53,250

Electrical Components & Equipment—0.08%
Polypore International Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17(b)	95,000	101,413

Electronic Manufacturing Services—0.25%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	315,000	308,700

Environmental & Facilities Services—0.35%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	205,000	220,375
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Notes, 10.75%, 08/15/18(b)	190,000	204,725

		425,100

Food Retail—0.27%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	305,000	327,113

Forest Products—0.30%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	345,000	331,200
Sino-Forest Corp. (Canada), Sr. Gtd. Notes, 6.25%, 10/21/17(b)	45,000	41,878

		373,078

Gas Utilities—0.58%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/01/21(b)	345,000	343,275
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	345,000	370,012

		713,287

Health Care Equipment—0.49%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	335,000	361,800
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	50,000	51,563
Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	85,000	90,312
Hanger Orthopedic Group Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/15/18	100,000	104,000

		607,675

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Health Care Facilities—2.45%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	$200,000	$220,500
Sr. Unsec. Global Notes, 6.38%, 01/15/15	630,000	652,837
Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	125,000	130,313
Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	230,000	244,375
7.75%, 09/15/22	135,000	144,113
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(d)	315,000	305,550
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	535,000	613,912
Sr. Unsec. Global Notes, 9.25%, 02/01/15	545,000	602,906
8.00%, 08/01/20	80,000	83,200

		2,997,706

Health Care Services—0.45%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	100,000	102,750
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	330,000	344,850
Universal Hospital Services Inc., Sec. PIK Global Notes, 8.50%, 06/01/15	100,000	103,750

		551,350

Health Care Technology—0.42%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	495,000	513,563

Heavy Electrical Equipment—0.00%
Ormat Funding Corp. (Israel), Sr. Sec. Gtd. Global Notes, 8.25%, 12/30/20	1	1

Home Furnishings—0.26%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	295,000	313,438

Homebuilding—1.04%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	150,000	142,125
8.13%, 06/15/16	405,000	390,825
K Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	460,000	464,600
M/I Homes Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/18(b)	140,000	139,300
Standard Pacific Corp., Sr. Sec. Gtd. Notes, 8.38%, 05/15/18	130,000	133,250

		1,270,100

Hotels, Resorts & Cruise Lines—0.04%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	50,000	50,438

Household Products—0.28%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	320,000	339,200

Housewares & Specialties—0.02%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	30,000	30,375

Independent Power Producers & Energy Traders—0.76%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	710,000	774,787
8.00%, 10/15/17	145,000	157,325

		932,112

Industrial Machinery—0.66%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	450,000	471,375
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Notes, 7.88%, 02/01/19(b)	40,000	41,600
Mueller Water Products Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 09/01/20	55,000	61,875
SPX Corp., Sr. Unsec. Gtd. Notes, 6.88%, 09/01/17(b)	220,000	235,950

		810,800

Industrial REIT’s—0.13%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	140,000	155,050

Integrated Telecommunication Services—1.47%
Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	285,000	299,963
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	1,495,000	1,506,212

		1,806,175

Internet Retail—0.29%
Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	5,000	4,663
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	395,000	349,575

		354,238

Internet Software & Services—0.32%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	355,000	386,950
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Investment Banking & Brokerage—0.84%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	$415,000	$457,975
E*Trade Financial Corp., Sr. Notes, 6.75%, 06/01/16	120,000	120,300
Sr. Unsec. Notes, 7.88%, 12/01/15	435,000	449,138

		1,027,413

Leisure Facilities—0.08%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	100,000	101,125

Leisure Products—0.05%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	55,000	57,338

Life Sciences Tools & Services—0.22%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	260,000	274,300

Marine—0.29%
CMA CGM S.A. (France), Sr. Unsec. Sub. Notes, 8.50%, 04/15/17(b)	150,000	141,543
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	50,000	52,415
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	160,000	164,600

		358,558

Metal & Glass Containers—0.12%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	145,000	146,088

Movies & Entertainment—1.53%
AMC Entertainment Inc., Sr. Sub. Notes, 9.75%, 12/01/20(b)	155,000	165,075
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	670,000	724,437
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	246,000	269,985
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	660,000	716,100

		1,875,597

Multi-Line Insurance—2.60%
American International Group, Inc., Jr. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(d)	690,000	757,275
Fairfax Financial Holdings Ltd. (Canada), Sr. Notes, 5.80%, 05/15/21(b)	190,000	190,950
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(d)	325,000	368,753
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	905,000	941,200
Sr. Gtd. Notes, 5.00%, 06/01/21(b)	85,000	84,005
Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	655,000	845,893

		3,188,076

Multi-Sector Holdings—0.34%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	300,000	313,875
Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	100,000	102,250

		416,125

Office Services & Supplies—0.20%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	155,000	153,450
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	80,000	86,400

		239,850

Oil & Gas Drilling—0.19%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	220,000	227,425

Oil & Gas Equipment & Services—1.10%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	325,000	343,281
Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	110,000	114,950
Cie Generale de Geophysique-Veritas (France), Sr. Unsec. Gtd. Global Notes, 7.50%, 05/15/15	8,000	8,200
Sr. Unsec. Gtd. Notes, 6.50%, 06/01/21(b)	200,000	198,945
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	405,000	409,810
Oil States International, Inc., Sr. Gtd. Notes, 6.50%, 06/01/19(b)	80,000	80,450
SESI, LLC, Sr. Gtd. Notes, 6.38%, 05/01/19(b)	190,000	190,950

		1,346,586

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production—7.22%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	$140,000	$145,250
Brigham Exploration Co., Sr. Unsec. Gtd. Notes, 6.88%, 06/01/19(b)	50,000	50,250
Chaparral Energy Inc., Sr. Unsec. Gtd. Notes, 8.25%, 09/01/21(b)	505,000	522,675
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	150,000	159,375
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	138,000	145,590
6.13%, 02/15/21	295,000	300,900
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	465,000	493,481
Concho Resources Inc., Sr. Unsec. Gtd. Notes, 7.00%, 01/15/21	95,000	99,750
6.50%, 01/15/22	115,000	116,150
Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	200,000	220,750
7.38%, 10/01/20	315,000	338,231
7.13%, 04/01/21	125,000	132,344
Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	510,000	405,450
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	490,000	493,675
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	460,000	475,525
Harvest Operations Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 10/01/17(b)	310,000	323,175
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	865,000	938,525
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	255,000	273,806
OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Gtd. Notes, 8.50%, 06/01/18(b)	355,000	357,578
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	420,000	439,950
Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	405,000	398,925
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	535,000	585,825
Plains Exploration & Production Co., Sr. Gtd. Notes, 6.63%, 05/01/21	115,000	115,288
Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	440,000	469,700
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	425,000	425,000
SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	200,000	205,750
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	210,000	218,400

		8,851,318

Oil & Gas Refining & Marketing—0.76%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	155,000	160,231
United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18(b)	765,000	775,997

		936,228

Oil & Gas Storage & Transportation—2.23%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Gtd. Notes, 5.88%, 04/15/21(b)	145,000	145,181
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	430,000	434,300
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	250,000	255,313
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 11/01/20	145,000	149,531
6.50%, 08/15/21	70,000	71,050
Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	535,000	593,850
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	405,000	394,369
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	300,000	316,125
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	370,000	368,150

		2,727,869

Other Diversified Financial Services—1.55%
International Lease Finance Corp., Sr. Sec. Notes, 6.75%, 09/01/16(b)	325,000	353,235
7.13%, 09/01/18(b)	325,000	359,125
Sr. Unsec. Global Notes, 5.75%, 05/15/16	80,000	80,750
8.75%, 03/15/17	766,000	867,016
6.25%, 05/15/19	125,000	125,469
Sr. Unsec. Notes, 8.25%, 12/15/20	105,000	118,256

		1,903,851

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Packaged Foods & Meats—0.21%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	$255,000	$261,375

Paper Packaging—0.50%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	575,000	610,937

Paper Products—1.49%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	635,000	633,412
Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	305,000	318,725
Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	300,000	330,375
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	525,000	542,719

		1,825,231

Personal Products—0.22%
Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	55,000	57,888
NBTY Inc., Sr. Gtd. Notes, 9.00%, 10/01/18(b)	130,000	140,075
Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	75,000	77,437

		275,400

Pharmaceuticals—1.14%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	265,000	294,150
ConvaTec Healthcare S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 10.50%, 12/15/18(b)	200,000	216,000
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Gtd. Notes, 8.75%, 10/15/16(b)	220,000	236,500
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	65,000	65,975
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	200,000	206,500
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	140,000	138,775
7.00%, 10/01/20(b)	50,000	49,250
6.75%, 08/15/21(b)	200,000	194,500

		1,401,650

Property & Casualty Insurance—0.42%
QBE Capital Funding III Ltd. (Botswana), Sub. Gtd. Variable Rate Notes, 7.25%, 05/24/41(b)(d)	200,000	201,757
XL Group PLC (Ireland), -Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50%(d)(e)	330,000	313,913

		515,670

Railroads—0.30%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	307,000	340,716
Sr. Unsec. Notes, 6.13%, 06/15/21(b)	25,000	25,347

		366,063

Real Estate Services—0.27%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	315,000	333,113

Regional Banks—1.41%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	105,000	99,225
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	240,000	252,345
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	625,000	609,375
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	450,000	425,250
Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	325,000	336,375

		1,722,570

Research & Consulting Services—0.31%
FTI Consulting, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	370,000	379,250

Semiconductor Equipment—0.63%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	610,000	640,500
Sr. Unsec. Notes, 6.63%, 06/01/21(b)	65,000	64,187
Sensata Technologies B.V. (Netherlands), Sec. Gtd. Notes, 6.50%, 05/15/19(b)	70,000	71,649

		776,336

Semiconductors—1.35%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	416,000	464,880
Sr. Unsec. Gtd. Notes, 10.75%, 08/01/20(b)	425,000	487,688
Sr. Unsec. Gtd. PIK Global Notes, 9.13%, 12/15/14	565,000	591,837
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount	Value

Semiconductors—(continued)
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Notes, 9.75%, 08/01/18(b)	$100,000	$115,750

		1,660,155

Specialized Consumer Services—0.05%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	60,000	61,200

Specialized Finance—1.34%
CIT Group Inc., Sec. Bonds, 7.00%, 05/01/17	1,050,000	1,055,906
Sec. Gtd. Notes, 6.63%, 04/01/18(b)	550,000	589,531

		1,645,437

Specialized REIT’s—0.66%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	305,000	305,762
Sr. Notes, 5.88%, 06/15/19(b)	70,000	70,438
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Gtd. Notes, 6.88%, 05/01/21(b)	200,000	202,767
OMEGA Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	235,000	235,000

		813,967

Specialty Chemicals—0.91%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	405,000	432,337
Nalco Co., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/19(b)	100,000	104,000
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	540,000	581,175

		1,117,512

Specialty Stores—0.55%
Michaels Stores Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	110,000	113,575
Sr. Unsec. Gtd. Sub. Global Notes, 13.00%, 11/01/16(g)	535,000	556,400

		669,975

Steel—0.99%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	425,000	446,250
APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	175,000	186,104
FMG Resources Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	265,000	271,965
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	215,000	223,600
7.38%, 04/01/20	80,000	84,200

		1,212,119

Systems Software—1.82%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	900,000	931,500
Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	1,275,000	1,294,125

		2,225,625

Tires & Rubber—0.57%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	655,000	702,487

Trading Companies & Distributors—2.26%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	630,000	656,775
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	735,000	765,782
Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 7.50%, 10/15/18(b)	270,000	281,475
6.75%, 04/15/19(b)	90,000	91,350
7.38%, 01/15/21(b)	500,000	520,000
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	145,000	149,350
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	150,000	156,187
Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13 (Acquired 01/13/11; Cost $142,356)(b)	150,000	149,250

		2,770,169

Wireless Telecommunication Services—5.86%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	1,095,000	1,205,869
Cricket Communications, Inc.,
Sr. Notes, 7.75%, 10/15/20(b)	150,000	148,875
Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	460,000	489,325
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	420,000	416,850
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount		Value

Wireless Telecommunication Services—(continued)
Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		$495,000	$524,700
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 7.88%, 09/01/18		255,000	274,603
6.63%, 11/15/20		380,000	380,950
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		355,000	390,056
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		1,255,000	1,316,182
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		500,000	565,625
VimpelCom (Ireland), Sec. Notes, 6.49%, 02/02/16(b)		200,000	210,250
7.75%, 02/02/21(b)		200,000	214,100
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		715,000	832,975
7.25%, 02/15/18(b)		200,000	213,000

			7,183,360

Total U.S. Dollar Denominated Bonds & Notes (Cost $127,492,833)			104,320,724

Non-U.S. Dollar Denominated Bonds & Notes—11.76%(h)

Belgium—0.38%
Ontex IV S.A., Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR	315,000	461,249

Canada—0.25%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	285,000	312,181

Croatia—0.37%
Agrokor D.D., Sr. Unsec. Gtd. Notes, 10.00%, 12/07/16(b)	EUR	300,000	458,712

Czech Republic—0.19%
CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	150,000	236,911

France—0.11%
CMA CGM SA, Sr. Unsec. Sub. Notes, 8.88%, 04/15/19(b)	EUR	100,000	133,836

Germany—1.42%
ALBA Group PLC & Co KG, Sr. Notes, 8.00%, 05/15/18(b)	EUR	100,000	147,328
Hapag-Lloyd AG, Sr. Unsec. Gtd. Notes, 9.00%, 10/15/15(b)	EUR	225,000	333,106
Kabel BW Erste Beteiligungs GmbH/ Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	EUR	100,000	150,566
KION Finance S.A., Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	425,000	599,384
KUKA AG, Sr. Sec. Gtd. Sub. Notes, 8.75%, 11/15/17(b)	EUR	190,000	295,303
Styrolution GmbH, Sr. Sec. Notes, 7.63%, 05/15/16(b)	EUR	145,000	209,712

			1,735,399

Ireland—1.72%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	490,000	751,875
Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	380,000	534,682
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	555,000	820,663

			2,107,220

Luxembourg—2.16%
Boardriders S.A., Sr. Notes, 8.88%, 12/15/17(b)	EUR	100,000	154,703
Calcipar S.A., Sr. Unsec. Gtd. Floating Rate Notes, 2.43%, 07/01/14(b)(d)	EUR	110,000	152,193
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	190,000	285,391
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	290,000	426,728
ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	148,947
Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	110,000	168,986
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	310,000	477,349
TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	410,000	653,163
Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	120,000	174,311

			2,641,771

Netherlands—1.63%
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 7.14%, 05/01/15(b)(d)	EUR	190,000	268,643
Elster Finance BV, Sr. Unsec. Gtd. Notes, 6.25%, 04/15/18(b)	EUR	270,000	389,528
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

	Principal
	Amount		Value

Netherlands—(continued)
Goodyear Dunlop Tires Europe B.V., Sr. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	410,000	$603,305
Polish Television Holding B.V., Sr. Sec. Bonds, 11.25%, 05/15/17(b)(g)	EUR	145,000	223,276
Refresco Group BV, Sr. Sec. Gtd. Bonds, 7.38%, 05/15/18(b)	EUR	100,000	147,148
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	245,000	368,886

			2,000,786

Sweden—0.28%
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	210,000	340,742

United Kingdom—3.00%
Bakkavor Finance 2 PLC, Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	GBP	310,000	469,156
Crown Newco 3 PLC, Sr. Sec. Gtd. Notes, 7.00%, 02/15/18(b)	GBP	100,000	165,044
Exova Ltd., Sr. Unsec. Notes, 10.50%, 10/15/18(b)	GBP	335,000	577,942
ITV PLC, -Series 2006-1 Tranche 1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.38%, 01/05/17	GBP	105,000	181,181
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	245,000	384,311
Odeon & UCI Finco PLC, Sr. Sec. Floating Rate Notes, 6.44%, 08/01/18(b)(d)	EUR	390,000	551,426
Sr. Sec. Notes, 9.00%, 08/01/18(b)	GBP	240,000	396,871
Pipe Holdings PLC, Sr. Sec. Gtd. Bonds, 9.50%, 11/01/15(b)	GBP	200,000	334,759
R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	430,000	621,906

			3,682,596

United States—0.25%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	225,000	302,750

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,798,522)			14,414,153

	Shares

Preferred Stocks—2.57%

Automobile Manufacturers—0.35%
General Motors Co., Series B $2.38 Conv. Pfd.	8,400	$420,840

Consumer Finance—1.27%
Ally Financial, Inc., Series A, 8.50% Pfd.	10,670	281,048
Series G, 7.00%, Pfd.(b)	1,002	967,963
GMAC Capital Trust I, -Series 2, 8.13% Pfd.	11,845	311,168

		1,560,179

Industrial REIT’s—0.09%
DuPont Fabros Technology, Inc., -Series B, 7.63% Pfd.	4,125	103,125

Regional Banks—0.70%
Zions Bancorp., -Series C, 9.50% Pfd.	32,600	861,618

Tires & Rubber—0.16%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	3,390	198,756

Total Preferred Stocks (Cost $2,702,319)		3,144,518

Common Stocks & Other Equity Interests—0.26%

Automobile Manufacturers—0.26%
General Motors Co. (i)	4,714	149,952
General Motors Co., -Wts., expiring 07/10/16(i)	4,286	97,249
General Motors Co., -Wts., expiring 07/10/19(i)	4,286	71,448

Total Common Stocks & Other Equity Interests (Cost $359,004)		318,649

	Principal
	Amount

Senior Secured Floating Rate Interest Loans—0.63%
Communications Equipment—0.63%
EchoStar Corp., Sr. Sec. Notes, —%, 12/31/49(j)	$490,000	490,000
Sr. Unsec. Notes, —%, 12/31/49(j)	280,000	280,000

Total Senior Secured Floating Rate Interest Loans (Cost $770,000)		770,000

TOTAL INVESTMENTS—100.32% (Cost $145,122,678)		122,968,044

OTHER ASSETS LESS LIABILITIES—(0.32)%		(387,533)

NET ASSETS—100.00%		$122,580,511

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

Investment Abbreviations:

CAD	— Canadian Dollar

Conv.	— Convertible

Ctfs.	— Certificates

Deb.	— Debentures

EUR	— Euro

GBP	— British Pound

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

PIK	— Payment in Kind

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Unsub.	— Unsubordinated

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $58,300,124, which represented 47.56% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $42,525, which represented 0.03% of the Fund’s Net Assets

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Perpetual bond with no specified maturity date.

(f)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security.

(j)	The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
Invesco High Yield Securities Fund

A.	Security Valuations — (continued)

of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco High Yield Securities Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
        The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
        During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,495,204	$967,963	$—	$3,463,167
Corporate Debt Securities	—	119,504,877	—	119,504,877
	$2,495,204	$120,472,840	$—	$122,968,044
Foreign Currency Contracts*	—	150,291	—	150,291

Total Investments	$2,495,204	$120,623,131	$—	$123,118,335

*	Unrealized appreciation.
NOTE 3 — Derivative Instruments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Invesco High Yield Securities Fund

Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Credit risk	$192,955	$(42,664)
Foreign Currency Contracts
Effect of Derivative Instruments for the three months ended May 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Foreign Currency Contracts *

Realized Gain
Currency risk	$746,501
Change in Unrealized Appreciation
Currency risk	290,762

Total	$1,037,263

*	The average value of foreign currency contracts outstanding during the period was $13,476,214.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

08/09/11	Bank of Montreal	EUR	7,419,000	USD	10,850,540	$10,657,647	$192,893
06/08/11	Royal Bank of Canada	USD	82,179	GBP	50,000	82,241	62
							$192,955
08/09/11	Bank of Montreal	EUR	315,000	USD	444,397	452,508	(8,111)
08/09/11	Bank of Montreal	EUR	267,000	USD	377,347	383,554	(6,207)
06/02/11	Royal Bank of Canada	GBP	51,300	USD	84,322	84,387	(65)
06/08/11	Royal Bank of Canada	GBP	1,002,000	USD	1,625,703	1,648,113	(22,410)
08/19/11	Royal Bank of Canada	GBP	297,000	USD	482,196	488,067	(5,871)

							$(42,664)

Total open foreign currency contracts							$150,291

Currency Abbreviations:

EUR — Euro	GBP — British Pound Sterling	USD — U.S. Dollar
NOTE 4 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,435,820
Aggregate unrealized (depreciation) of investment securities	(29,713,008)

Net unrealized appreciation (depreciation) of investment securities	$(23,277,188)

Cost of investments for tax purposes is $146,245,232.
Invesco High Yield Securities Fund

Invesco Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments(a)
May 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–90.51%

Aerospace & Defense–0.24%
Alliant Techsystems, Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$60,000	$63,300

BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	150,000	166,500

Bombardier, Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	100,000	112,875

7.75%, 03/15/20(b)	150,000	168,750

Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	5,000	5,125

Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	20,000	20,900

7.13%, 03/15/21(b)	30,000	31,388

Spirit Aerosystems, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	45,000	46,237

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	125,000	134,375

		749,450

Agricultural Products–0.41%
Bunge Ltd. Finance Corp., Unsec. Gtd. Unsub. Notes, 4.10%, 03/15/16	730,000	762,871

Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	450,000	499,306

		1,262,177

Airlines–3.06%
American Airlines, Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	35,000	34,737

American Airlines Pass Through Trust, Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	1,000,000	1,018,125

Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	621,998	730,071

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	1,155,000	1,105,912

Continental Airlines Inc., Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	85,632	86,060

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,785,234	3,234,353

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	111,804	117,115

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	40,000	45,400

Sr. Sec. Notes, 9.50%, 09/15/14(b)	90,000	97,200

Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	4,596	4,596

Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	615,010	675,742

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	25,000	23,750

Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	837,826	840,968

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	35,000	33,512

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	225,000	226,969

UAL Corp., Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	454,560	520,472

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	461,426	528,333

US Airways -Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	73,301	67,437

		9,390,752

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value

Alternative Carriers–0.08%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	$35,000	$36,662

Level 3 Communications, Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	85,000	94,669

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	61,000	62,830

Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	40,000	42,500

		236,661

Aluminum–0.08%
Century Aluminum Co., Sr. Sec. Gtd. Sub. Notes, 8.00%, 05/15/14	250,000	255,781

Apparel Retail–0.52%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	55,000	59,813

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	1,260,000	1,237,118

J Crew Group Inc., Sr. Notes, 8.13%, 03/01/19(b)	10,000	9,650

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	250,000	293,750

		1,600,331

Apparel, Accessories & Luxury Goods–0.17%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	75,000	73,875

Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	140,000	136,500

Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	95,000	103,075

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	215,000	211,506

		524,956

Asset Management & Custody Banks–0.01%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	10,000	10,313

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	30,000	30,600

		40,913

Auto Parts & Equipment–0.06%
Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	25,000	25,000

6.75%, 02/15/21	20,000	20,100

Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	140,000	145,250

		190,350

Automobile Manufacturers–0.04%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	105,000	119,963

Automotive Retail–1.92%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	1,345,000	1,444,949

AutoZone Inc., Sr. Unsec. Notes, 5.75%, 01/15/15	3,465,000	3,883,848

O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	570,000	584,189

		5,912,986

Biotechnology–0.01%
STHI Holding Corp., Sec. Notes, 8.00%, 03/15/18(b)	25,000	25,938

Brewers–0.62%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 01/15/15	1,280,000	1,379,553

2.88%, 02/15/16	500,000	511,625

		1,891,178

Broadcasting–1.81%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	220,000	229,900

COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	1,045,000	1,438,102

Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,270,000	1,419,528

Sr. Unsec. Notes, 9.38%, 01/15/19(b)	1,860,000	2,485,002

		5,572,532

Building Products–0.33%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	155,000	159,650

Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	250,000	265,625

Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	125,000	129,062

Ply Gem Industries Inc., Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	45,000	44,213

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	215,000	221,987

USG Corp.,
Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	125,000	135,625

Sr. Unsec. Notes, 9.75%, 01/15/18	55,000	56,925

		1,013,087

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value

Cable & Satellite–2.84%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	$250,000	$283,125

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	4,855,000	5,307,122

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/21(b)	70,000	70,875

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurtlemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	150,000	158,417

Time Warner Cable Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	1,240,000	1,292,397

5.88%, 11/15/40	1,000,000	988,322

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 5.25%, 01/15/21(b)	595,000	621,375

		8,721,633

Casinos & Gaming–0.44%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	50,000	52,250

Caesars Entertainment Operating Co., Inc., Sec. Global Notes, 12.75%, 04/15/18	85,000	87,762

Sec. Gtd. Global Notes, 10.00%, 12/15/18	65,000	60,613

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	25,000	27,906

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	250,000	255,000

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	75,000	73,312

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	40,000	43,750

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	255,000	280,819

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(c)	15,000	13,763

Sr. Sec. Notes, 9.13%, 02/01/15(b)	135,000	136,350

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	280,000	308,000

		1,339,525

Coal & Consumable Fuels-0.09%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/01/17	125,000	137,656

8.25%, 04/01/20	125,000	139,375

		277,031
Communications Equipment–0.11%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	100,000	98,000

Juniper Networks Inc., Sr. Unsec. Notes, 5.95%, 03/15/41	235,000	247,435

		345,435

Computer & Electronics Retail–0.78%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	2,070,000	2,273,304

Rent-A-Center, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	130,000	130,325

		2,403,629

Computer Storage & Peripherals–0.03%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.75%, 12/15/18(b)	80,000	85,200

Construction & Engineering–0.08%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	35,000	36,312

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	25,000	25,594

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	85,000	87,125

Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	105,000	104,475

		253,506

Construction & Farm Machinery & Heavy Trucks–0.14%
CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	125,000	136,875

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	30,000	32,775

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	125,000	137,812

Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	125,000	135,313

		442,775

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value

Construction Materials–0.52%
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 9.00%, 01/11/18(b)	$175,000	$182,860

CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,140,000	1,181,024

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	210,000	223,387

		1,587,271

Consumer Finance–0.86%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	500,000	555,000

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	180,000	207,900

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	250,000	280,625

SLM Corp.,
Sr. Medium-Term Global Notes, 6.25%, 01/25/16	1,040,000	1,092,912

Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	480,000	501,190

		2,637,627

Department Stores–0.10%
Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	345,000	319,125

Distillers & Vintners–0.07%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	100,000	95,250

Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	105,000	114,712

		209,962

Diversified Banks–7.81%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Global Notes, 2.88%, 04/25/14	370,000	372,684

ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,145,000	1,163,809

Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15(b)	460,000	464,779

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	980,000	1,009,321

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,790,000	2,068,170

Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	747,337

Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	1,520,000	1,590,415

ING Bank N.V. (Netherlands), Sr. Notes, 3.00%, 09/01/15(b)	755,000	755,026

Unsec. Sub. Notes, 5.13%, 05/01/15(b)	1,540,000	1,630,301

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	1,215,000	1,261,736

Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	2,000,000	2,068,820

Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	800,000	822,494

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	1,670,000	1,754,707

Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	1,000,000	1,027,238

Societe Generale (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	1,000,000	1,015,256

Sr. Unsec. Notes, 2.50%, 01/15/14(b)	775,000	786,485

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(b)	2,235,000	2,469,229

U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(c)	1,400,000	1,459,890

VTB Bank OJSC Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Loan Participation Notes, 6.55%, 10/13/20(b)	490,000	504,740

Sr. Unsec. Loan Participation Notes, 6.32%, 02/22/18(b)	1,000,000	1,039,308

		24,011,745

Diversified Capital Markets–0.43%
UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	1,180,000	1,313,405

Diversified Chemicals–0.16%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.25%, 11/15/20	500,000	494,985

Diversified Metals & Mining–0.51%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	510,000	559,406

Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 8.95%, 05/01/14	835,000	1,006,861

		1,566,267

Diversified REIT’s–0.17%
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	500,000	512,890

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value

Diversified Support Services–0.71%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 4.30%, 06/01/21	$1,895,000	$1,917,437

International Lease Finance Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/15	70,000	77,744

8.75%, 03/15/17	175,000	198,078

		2,193,259

Drug Retail–0.82%
CVS Pass Through Trust, Sr. Unsec. Gtd. Mortgage Notes, 5.77%, 01/10/33(b)	2,411,531	2,509,029

Electric Utilities–3.56%
DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	1,500,000	1,766,092

9.75%, 03/15/19(b)	795,000	1,056,080

Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,200,000	1,256,384

Indiana Michigan Power Co., -Series I, Sr. Unsec. Notes, 7.00%, 03/15/19	1,860,000	2,251,182

LSP Energy L.P./LSP Batesville Funding Corp.-Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	250,000	181,250

Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	2,555,000	2,802,739

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	695,000	803,554

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	760,000	835,235

		10,952,516

Electrical Components & Equipment–0.08%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	200,000	225,000

Polypore International, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17(b)	20,000	21,350

		246,350

Electronic Manufacturing Services–0.07%
Jabil Circuit, Inc., Sr. Unsec. Notes, 5.63%, 12/15/20	215,000	214,462

Environmental & Facilities Services–0.67%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	50,000	53,750

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	960,000	1,049,004

4.60%, 03/01/21	930,000	959,197

		2,061,951

Food Retail–0.21%
Wrigley (Wm.) Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.68%, 06/28/11(b)(c)	640,000	640,256

Forest Products–0.02%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	50,000	48,000

Gas Utilities–0.10%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/01/21(b)	80,000	79,600

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	205,000	219,862

		299,462

Gold–0.86%
Barrick Gold Corp. (Canada), Sr. Unsec. Notes, 2.90%, 05/30/16(b)	850,000	855,494

Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	1,845,000	1,786,528

		2,642,022

Health Care Distributors–0.36%
McKesson Corp., Sr. Unsec. Notes, 3.25%, 03/01/16	210,000	217,195

4.75%, 03/01/21	280,000	294,620

6.00%, 03/01/41	560,000	607,317

		1,119,132

Health Care Equipment–0.04%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	110,000	116,875

Health Care Facilities–0.25%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	230,000	253,575

Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	125,000	132,813

7.75%, 09/15/22	125,000	133,437

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	235,000	259,969

		779,794

Health Care Services–1.71%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	2,070,000	2,342,201

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value

Health Care Services–(continued)
Highmark, Inc., Sr. Unsec. Notes, 4.75%, 05/15/21(b)	$530,000	$542,080

6.13%, 05/15/41(b)	500,000	512,789

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	540,000	545,996

Orlando Lutheran Towers Inc., Putable Bonds, 7.75%, 07/01/11	150,000	150,175

8.00%, 07/01/17	1,150,000	1,154,404

		5,247,645

Health Care Technology–0.05%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	145,000	150,437

Home Furnishings–0.02%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	65,000	69,063

Home Improvement Retail–0.37%
Lowe’s Cos., Inc., Sr. Unsec. Notes, 3.75%, 04/15/21	1,150,000	1,146,793

Homebuilding–0.05%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	35,000	33,163

8.13%, 06/15/16	85,000	82,025

Standard Pacific Corp., Sr. Sec. Gtd. Notes, 8.38%, 05/15/18	30,000	30,750

		145,938

Hotels, Resorts & Cruise Lines–1.63%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	2,340,000	2,487,097

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	250,000	253,125

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	220,000	246,400

Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	770,000	862,881

5.63%, 03/01/21	1,135,000	1,144,932

		4,994,435

Household Products–0.36%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	250,000	265,000

Energizer Holdings, Inc., Sr. Notes, 4.70%, 05/19/21(b)	820,000	829,540

		1,094,540

Housewares & Specialties–0.24%
Tupperware Brands Corp., Sr. Gtd. Notes, 4.75%, 06/01/21(b)	740,000	735,250

Independent Power Producers & Energy Traders–0.09%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	60,000	65,475

8.00%, 10/15/17	190,000	206,150

		271,625

Industrial Conglomerates–2.12%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	1,180,000	1,280,324

Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	1,840,000	2,207,746

Unsec. Gtd. Sub. Variable Rate Notes, 6.00%(b)(c)(d)	1,875,000	1,928,438

NBCUniversal Media LLC,
Sr. Unsec. Notes, 2.10%, 04/01/14(b)	550,000	558,335

5.95%, 04/01/41(b)	525,000	545,833

		6,520,676

Industrial Machinery–0.66%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	100,000	104,750

Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	1,915,000	1,935,567

		2,040,317

Industrial REIT’s–0.05%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	135,000	149,512

Insurance Brokers–0.53%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	1,255,000	1,633,797

Integrated Oil & Gas–0.90%
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Loan Participation Notes, 6.13%, 11/09/20(b)	1,390,000	1,448,948

Marathon Petroleum Corp., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/41(b)	665,000	716,385

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	575,000	593,434

		2,758,767

Integrated Telecommunication Services–2.01%
AT&T, Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	835,000	847,864

2.95%, 05/15/16	500,000	507,822

4.45%, 05/15/21	255,000	260,256

Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	65,000	68,412

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value

Integrated Telecommunication Services–(continued)
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(b)	$70,000	$71,050

7.25%, 10/15/20(b)	65,000	65,488

Qtel International Finance Ltd. (Bermuda), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	530,000	528,255

4.75%, 02/16/21(b)	300,000	294,272

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	1,215,000	1,264,111

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	2,298,000	2,255,252

		6,162,782

Internet Retail–0.78%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	2,300,000	2,301,983

Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	105,000	97,913

		2,399,896

Internet Software & Services–0.04%
Equinix, Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	125,000	136,250

Investment Banking & Brokerage–9.11%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	2,135,000	2,356,090

Goldman Sachs Group, Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	1,345,000	1,375,020

Sr. Unsec. Global Notes, 3.63%, 02/07/16	440,000	441,075

5.13%, 01/15/15	700,000	756,617

Sr. Unsec. Medium-Term Global Notes, 5.38%, 03/15/20	1,325,000	1,366,874

Unsec. Sub. Global Notes, 6.75%, 10/01/37	1,710,000	1,727,578

Jefferies Group Inc., Sr. Unsec. Notes, 6.45%, 06/08/27	4,855,000	4,939,404

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.30%, 08/01/14(b)	1,565,000	1,754,462

6.00%, 01/14/20(b)	1,435,000	1,492,093

Merrill Lynch & Co. Inc.-Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,000,000	3,196,556

Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	1,500,000	1,506,643

Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	4,165,000	4,567,201

Sr. Unsec. Notes, 3.45%, 11/02/15	595,000	598,506

Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,405,681

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	500,000	518,199

		28,001,999

Leisure Facilities–0.01%
Speedway Motorsports, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	20,000	20,225

Life & Health Insurance–2.69%
MetLife Inc., Sr. Unsec. Notes, 6.75%, 06/01/16	780,000	920,122

Metropolitan Life Global Funding I, Sr. Sec. Notes, 5.13%, 11/09/11(b)	1,425,000	1,454,092

Nationwide Financial Services, Sr. Unsec. Notes, 5.38%, 03/25/21(b)	2,230,000	2,300,712

Prudential Financial, Inc., Jr. Unsec. Sub. Variable Rate Global Notes, 8.88%, 06/15/38(c)	1,690,000	2,065,946

Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	1,270,000	1,532,044

		8,272,916

Life Sciences Tools & Services–0.65%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	1,590,000	1,741,678

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	250,000	263,750

		2,005,428

Managed Health Care–0.85%
CIGNA Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	595,000	606,147

5.88%, 03/15/41	330,000	338,598

UnitedHealth Group, Inc., Sr. Unsec. Notes, 3.88%, 10/15/20	840,000	833,058

5.95%, 02/15/41	785,000	828,868

		2,606,671

Metal & Glass Containers–0.01%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	35,000	35,263

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value

Mortgage Backed Securities–0.41%
U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	$1,206,923	$1,264,565

Movies & Entertainment–0.45%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	245,000	264,906

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	150,000	164,625

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	150,000	162,750

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	670,000	780,672

		1,372,953

Multi-Line Insurance–2.13%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	2,565,000	3,236,630

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(c)	150,000	170,194

Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	750,000	781,606

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	135,000	140,400

Sr. Gtd. Notes, 5.00%, 06/01/21(b)	735,000	726,400

Sr. Unsec. Notes, 5.75%, 03/15/14(b)	1,405,000	1,493,853

		6,549,083

Multi-Sector Holdings–0.03%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	100,000	104,625

Multi-Utilities–0.29%
Pacific Gas & Electric Co., Sr. Unsec. Notes, 5.40%, 01/15/40	890,000	900,092

Office REIT’s–0.41%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	1,160,000	1,246,832

Office Services & Supplies–0.91%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	250,000	247,500

Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	2,410,000	2,533,213

		2,780,713

Oil & Gas Drilling–0.37%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	50,000	51,687

Transocean, Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	1,000,000	1,080,328

		1,132,015

Oil & Gas Equipment & Services–0.07%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	75,000	79,219

Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	25,000	26,125

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	95,000	96,128

		201,472

Oil & Gas Exploration & Production–2.08%
Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.75%, 06/15/14	925,000	1,027,262

Sr. Unsec. Notes, 7.63%, 03/15/14	385,000	444,095

Chaparral Energy, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 09/01/21(b)	115,000	119,025

Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	102,000	107,610

6.13%, 02/15/21	10,000	10,200

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	90,000	95,513

Concho Resources Inc., Sr. Unsec. Gtd. Notes, 7.00%, 01/15/21	20,000	21,000

Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	150,000	165,562

Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	115,000	91,425

Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	540,000	546,085

EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	715,000	717,661

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	135,000	139,556

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	255,000	276,675

Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	940,000	995,202

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	195,000	211,616

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	$150,000	$157,125

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	925,000	961,424

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	250,000	277,500

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	35,000	36,006

		6,400,542

Oil & Gas Refining & Marketing–0.36%
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	895,000	971,997

United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18(b)	145,000	147,084

		1,119,081

Oil & Gas Storage & Transportation–2.67%
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	105,000	106,050

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	1,520,000	1,545,183

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	980,000	1,073,101

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	55,000	56,169

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	145,000	147,175

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	250,000	243,438

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	170,000	179,138

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	2,200,000	2,431,435

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	85,000	84,575

Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	1,050,000	1,110,901

6.30%, 04/15/40	1,140,000	1,240,885

		8,218,050

Other Diversified Financial Services–7.44%
Bank of America Corp., Sr. Unsec. Global Notes, 4.50%, 04/01/15	2,860,000	3,031,951

3.70%, 09/01/15	395,000	405,704

6.50%, 08/01/16	1,860,000	2,109,676

Sr. Unsec. Notes, 5.88%, 01/05/21	530,000	564,875

Citigroup Inc.,
Sr. Unsec. Global Notes, 5.10%, 09/29/11	1,000,000	1,014,643

6.01%, 01/15/15	1,000,000	1,112,112

Sr. Unsec. Notes, 6.38%, 08/12/14	3,080,000	3,452,966

Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	1,645,000	1,726,052

ERAC USA Finance LLC, Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	1,485,000	1,577,296

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,436,007

General Electric Capital Corp.-Series A, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	2,460,000	2,884,733

International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/20	150,000	168,938

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.75%, 05/01/13	135,000	144,126

3.45%, 03/01/16	370,000	377,814

JPMorgan Chase Capital XXVII -Series AA, Jr. Unsec. Ltd. Gtd. Sub. Notes, 7.00%, 11/01/39	2,230,000	2,309,303

Merrill Lynch & Co. Inc., Unsec. Sub. Global Notes, 6.11%, 01/29/37	555,000	555,156

Twin Reefs Pass-Through Trust, Sec. Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04- 04/03/06; Cost $1,644,980)(b)(c)(d)(e)	1,640,000	0

		22,871,352

Packaged Foods & Meats–1.10%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	60,000	61,500

Dole Food Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 10/01/16(b)	250,000	267,500

Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	945,000	973,328

4.13%, 02/09/16	225,000	239,729

6.50%, 02/09/40	1,630,000	1,847,224

		3,389,281

Paper Packaging–0.05%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	150,000	159,375

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value

Paper Products–0.09%
Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	$60,000	$62,700

Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	70,000	77,087

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	125,000	129,219

		269,006

Pharmaceuticals–0.06%
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	45,000	46,462

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	60,000	59,475

7.00%, 10/01/20(b)	65,000	64,025

		169,962

Property & Casualty Insurance–1.29%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	2,140,000	2,513,947

QBE Capital Funding III Ltd. (Botswana), Sub. Gtd. Variable Rate Notes, 7.25%, 05/24/41(b)(c)	1,000,000	1,008,787

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	370,000	433,133

		3,955,867

Publishing–0.06%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	184,000	185,811

Railroads–1.01%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	330,000	332,935

CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	765,000	766,986

Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	70,000	77,688

Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	1,870,000	1,914,568

		3,092,177

Regional Banks–1.53%
BB&T Capital Trust II, Jr. Unsec. Ltd. Gtd. Sub. Global Trust Pfd. Capital Securities, 6.75%, 06/07/36	60,000	63,086

CIT Group, Inc., Sec. Gtd. Notes, 6.63%, 04/01/18(b)	130,000	139,344

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	1,485,000	1,570,742

PNC Preferred Funding Trust III, Jr. Sub. Variable Rate Notes, 8.70%(b)(c)(d)	2,300,000	2,463,875

Regional Banks–(continued)
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	320,000	312,000

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	85,000	80,325

Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	75,000	77,625

		4,706,997

Restaurants–1.02%
Yum! Brands, Inc., Sr. Unsec. Notes, 5.30%, 09/15/19	2,860,000	3,122,454

Semiconductor Equipment–0.09%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	250,000	262,500

Semiconductors–0.09%
Freescale Semiconductor, Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	250,000	279,375

Sovereign Debt–0.67%
Mexico Government International Bond (Mexico)-Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	310,000	328,755

Russian Foreign Bond (Russia), Sr. Unsec. Notes, 3.63%, 04/29/15(b)	1,700,000	1,729,750

		2,058,505

Specialized Finance–1.78%
CIT Group, Inc., Sec. Bonds, 7.00%, 05/01/17	80,000	80,450

Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	1,665,000	1,750,998

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	990,000	1,024,986

Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	1,870,000	2,623,852

		5,480,286

Specialized REIT’s–2.25%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20(b)	3,285,000	3,671,811

HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	350,000	359,822

Health Care REIT, Inc., Sr. Unsec. Notes, 6.50%, 03/15/41	585,000	594,340

Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	35,000	35,000

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,060,000	1,061,987

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value

Specialized REIT’s–(continued)
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	$1,200,000	$1,196,926

		6,919,886

Specialty Chemicals–0.05%
Nalco Co., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/19(b)	25,000	26,000

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	125,000	134,531

		160,531

Specialty Stores–0.09%
Michaels Stores, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	35,000	36,137

Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	200,000	239,250

		275,387

Steel–1.77%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	85,000	89,250

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.13%, 06/01/18	760,000	820,783

5.50%, 03/01/21	185,000	186,374

7.00%, 10/15/39	2,160,000	2,261,937

6.75%, 03/01/41	185,000	187,423

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	60,000	61,577

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	120,000	124,800

Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	655,000	648,072

6.88%, 11/10/39	960,000	1,057,993

		5,438,209

Systems Software–0.07%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	215,000	222,525

Technology Distributors–0.33%
Avnet, Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	935,000	1,005,107

Textiles–0.07%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	200,000	203,000

Tobacco–0.41%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	1,255,000	1,267,584

Trading Companies & Distributors–0.11%
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	$250,000	$260,470

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	35,000	36,050

RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	35,000	36,444

		332,964

Trucking–0.08%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	50,000	52,125

Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	40,000	40,600

7.38%, 01/15/21(b)	115,000	119,600

Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13 (Acquired 01/13/11; Cost $32,900)(b)	35,000	34,825

		247,150

Wireless Telecommunication Services–1.64%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,280,000	1,360,329

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	250,000	275,312

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	210,000	208,425

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	1,715,000	1,742,869

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	265,000	273,944

Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 12.00%, 04/01/14(b)	150,000	175,312

MetroPCS Wireless, Inc., Sr. Unsec. Gtd. Notes, 7.88%, 09/01/18	35,000	37,691

6.63%, 11/15/20	120,000	120,300

SBA Telecommunications, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	200,000	219,750

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	55,000	57,681

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	150,000	169,688

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal
	Amount	Value

Wireless Telecommunication Services–(continued)
Wind Acquisition Finance S.A. (Luxembourg), Sr. Gtd. Sub. Notes, 11.75%, 07/15/17(b)	$150,000	$174,750

Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	200,000	213,000

		5,029,051

Total U.S. Dollar Denominated Bonds & Notes (Cost $260,646,677)		278,126,764

Asset-Backed Securities–2.55%
Countrywide Asset-Backed Ctfs. -Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	660,544	652,130

Credit Suisse Mortgage Capital Ctfs. -Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.87%, 09/26/34(b)(c)	1,505,146	1,423,454

Santander Drive Auto Receivables Trust, -Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,060,000	1,070,867

TIAA Seasoned Commercial Mortgage Trust, -Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.70%, 08/15/39(c)	665,000	687,872

Wachovia Bank Commercial Mortgage Trust, -Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(c)	1,510,000	1,553,958

Wells Fargo Mortgage Backed Securities Trust, -Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.74%, 12/25/34(c)	2,502,900	2,432,751

Total Asset-Backed Securities (Cost $7,339,305)		7,821,032

U.S. Treasury Securities–1.91%
U.S. Treasury Bills–0.20%
0.08%, 11/17/11(f)	625,000	624,730

U.S. Treasury Notes–1.71%
3.63%, 02/15/21	5,000,000	5,257,813

Total U.S. Treasury Securities (Cost $5,754,806)		5,882,543

Municipal Obligations–1.71%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease Build America & Recovery Zone Economic Development RB, 7.05%, 12/01/44	765,000	790,765

Florida (State of) Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	$575,000	$496,334

Series 2007 B, Taxable RB, 9.00%, 05/15/18	605,000	556,479

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	715,000	709,123

Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.); Series 2007 C, Taxable Redevelopment Education RB, 7.56%, 08/01/13	315,000	189,003

Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16	330,000	198,003

New Jersey (State of) Transportation Trust Fund Authority; Series 2010 C, Taxable Build America RB, 5.75%, 12/15/28	1,485,000	1,515,294

New York City (City of), New York Transitional Finance Authority; Subseries 2011 B-1, Future Tax Sec. Taxable Build America RB, 5.57%, 11/01/38	770,000	802,340

Total Municipal Obligations (Cost $5,555,780)		5,257,341

U.S. Government Sponsored Mortgage-Backed Securities–1.08%
Federal Home Loan Mortgage Corp. (FHLMC)–0.52%
Pass Through Ctfs.,
7.00%, 06/01/15 to 06/01/32	599,590	685,017

6.50%, 04/01/16 to 08/01/32	108,120	120,950

5.50%, 09/01/16 to 11/01/18	341,147	370,429

6.00%, 04/01/17 to 10/01/32	391,241	429,766

7.50%, 06/01/30	2,005	2,339

		1,608,501

Federal National Mortgage Association (FNMA)–0.36%
Pass Through Ctfs., 7.50%, 11/01/15 to 05/01/32	77,192	90,288

7.00%, 02/01/16 to 09/01/32	228,834	261,670

6.50%, 09/01/16 to 08/01/34	265,454	299,469

5.00%, 01/01/18 to 09/01/18	264,583	285,763

8.50%, 10/01/28	32,629	38,290

8.00%, 10/01/30 to 04/01/32	104,936	123,253

		1,098,733

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

		Principal
		Amount	Value

Government National Mortgage Association (GNMA)–0.20%
Pass Through Ctfs., 7.50%, 06/15/23		$120,576	$140,610

8.50%, 11/15/24		38,878	42,957

8.00%, 09/20/26		27,094	31,916

6.50%, 03/15/31 to 07/15/32		180,344	205,509

7.00%, 04/15/31 to 08/15/31		9,969	11,647

6.00%, 01/15/32 to 02/15/33		144,713	162,113

			594,752

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $3,041,334)			3,301,986

Non-U.S. Dollar Denominated Bonds & Notes–0.23%(g)

Canada–0.02%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	70,000	76,672

Ireland–0.05%
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	100,000	147,847

Luxembourg–0.10%
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	147,128

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	100,000	153,962

			301,090

Netherlands–0.03%
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	60,000	90,327

United Kingdom–0.03%
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	78,420

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $667,402)			694,356

	Shares	Value

Preferred Stocks–0.15%

Consumer Finance–0.04%
Ally Financial, Inc. -Series A, 8.50% Pfd.	2,520	$66,377

GMAC Capital Trust I -Series 2, 8.13% Pfd.	2,765	72,637

		139,014

Industrial REIT’s–0.01%
DuPont Fabros Technology Inc. -Series B, 7.63% Pfd.	970	24,250

Regional Banks–0.09%
Zions Bancorporation -Series C, 9.50% Pfd.	10,000	264,300

Tires & Rubber–0.01%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	810	47,490

Total Preferred Stocks (Cost $466,178)		475,054

Common Stocks & Other Equity Interests–0.08%

Broadcasting–0.00%
Adelphia Communications Corp. (h)	—	11,062

Adelphia Recovery Trust, -Series ACC-1(h)	859,558	8,596

		19,658

Integrated Telecommunication Services–0.08%
Largo Limited -Class A (Luxembourg)(i)	13,363	23,555

Largo Limited -Class B (Luxembourg)(i)	120,270	211,994

		235,549

Total Common Stocks & Other Equity Interests (Cost $728,108)		255,207

Money Market Funds–0.95%
Liquid Assets Portfolio — Institutional Class (j)	1,455,933	1,455,933

Premier Portfolio — Institutional Class (j)	1,455,933	1,455,933

Total Money Market Funds (Cost $2,911,866)		2,911,866

TOTAL INVESTMENTS–99.17% (Cost $287,111,456)		304,726,149

OTHER ASSETS LESS LIABILITIES–0.83%		2,563,558

NET ASSETS–100.00%		$307,289,707

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Investment Abbreviations:
CAD	— Canadian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
EUR	— Euro
Gtd.	— Guaranteed
Jr.	— Junior
Ltd.	— Limited
Pfd.	— Preferred
PIK	— Payment in Kind
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $83,518,911, which represented 27.18% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2011 represented 0.00% of the Fund’s Net Assets.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(i)	Non-income producing security.

(j) The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco Income Fund

A.	Security Valuations – (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Income Fund

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument.
     Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations.
     The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,395,516	$235,549	$11,062	$3,642,127

U.S. Treasury Securities	—	5,882,543	—	5,882,543

U.S. Government Sponsored Securities	—	3,301,986	—	3,301,986

Corporate Debt Securities	—	276,762,615	0	276,762,615

Asset-Backed Securities	—	7,821,032	—	7,821,032

Municipal Obligations	—	5,257,341	—	5,257,341

Foreign Government Debt Securities	—	2,058,505	—	2,058,505

	$3,395,516	$301,319,571	$11,062	$304,726,149

Invesco Income Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $45,861,606 and $65,990,263, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$20,282,289

Aggregate unrealized (depreciation) of investment securities	(2,937,112)

Net unrealized appreciation of investment securities	$17,345,177

Cost of investments for tax purposes is $287,380,972.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Income Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen Corporate Bond Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Income Fund

Invesco Limited Maturity Treasury Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us LTD-QTR-1 05/11 Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

		Principal
	Maturity	Amount
	Date	(000)	Value

U.S. Treasury Securities—97.39%

0.75% (a)	05/31/12	$12,300	$12,364,383
0.63%	06/30/12	12,900	12,953,414
0.63%	07/31/12	12,500	12,553,711
0.38%	08/31/12	13,100	13,119,445
0.38%	09/30/12	10,400	10,415,437
0.38%	10/31/12	10,400	10,412,188
0.50%	11/30/12	12,100	12,134,977
0.63%	12/31/12	4,900	4,921,820
0.63%	01/31/13	10,000	10,042,969
0.63%	02/28/13	7,600	7,630,281
0.75%	03/31/13	7,400	7,444,516
0.63%	04/30/13	3,600	3,612,656
1.13%	06/15/13	11,900	12,056,187
1.25%	04/15/14	9,800	9,943,938

TOTAL INVESTMENTS—97.39% (Cost $139,118,147)			139,605,922

OTHER ASSETS LESS LIABILITIES—2.61%			3,747,213

NET ASSETS—100%			$143,353,135

Notes to Schedule of Investments:

(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1C and Note 3.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Maturity Treasury Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on
Invesco Limited Maturity Treasury Fund

futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

D.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

U.S. Treasury Securities	$—	$139,605,922	$—	$139,605,922
Futures*	(959)	—	—	(959)

Total Investments	$(959)	$139,605,922	$—	$139,604,963

*	Net unrealized appreciation (depreciation).
NOTE 3 — Derivative Instruments

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	10	September-2011/Short	$2,191,875	$(959)

Invesco Limited Maturity Treasury Fund

NOTE 4 — Investment Securities
The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the three months ended May 31, 2011 was $44,782,685 and $58,206,305, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$490,968
Aggregate unrealized (depreciation) of investment securities	-0-

Net unrealized appreciation of investment securities	$490,968

Cost of investments for tax purposes is $139,114,954.
Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	MKT-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—60.68%(a)

Asset-Backed Securities — Consumer Receivables—2.92%
Amsterdam Funding Corp. (b)	0.20%	06/15/11	$20,000	$19,998,445
Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.20%	06/09/11	20,000	19,999,111

				39,997,556

Asset-Backed Securities — Fully Backed—1.83%
Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.28%	07/18/11	25,000	24,990,861

Asset-Backed Securities — Fully Supported Bank—11.93%
Crown Point Capital Co., LLC, Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.37%	06/02/11	35,000	34,999,640
Govco LLC (CEP-Citibank N.A.) (b)	0.13%	06/15/11	4,000	3,999,798
Lexington Parker Capital Co., LLC Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent) (b)(c)	0.32%	07/05/11	30,000	29,990,933
Series A, (Multi-CEP’S-Liberty Hampshire Co., LLC; agent) (b)(c)	0.32%	07/08/11	35,000	34,988,489
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(c)	0.21%	06/29/11	34,400	34,394,381
Matchpoint Master Trust (CEP-BNP Paribas) (b)(c)	0.16%	06/21/11	25,000	24,997,778

				163,371,019

Asset-Backed Securities — Multi-Purpose—8.38%
Gemini Securitization Corp., LLC	0.22%	08/05/11	25,000	24,990,069
Nieuw Amsterdam Receivables Corp. (b)(c)	0.26%	07/06/11	25,000	24,993,681
Regency Markets No. 1, LLC (b)(c)	0.15%	06/27/11	25,000	24,997,292
Regency Markets No. 1, LLC (b)(c)	0.24%	07/20/11	39,780	39,767,005

				114,748,047

Asset-Backed Securities — Securities—6.57%
Cancara Asset Securitization Ltd./LLC (b)(c)	0.17%	06/06/11	65,000	64,998,465
Solitaire Funding Ltd./LLC (b)(c)	0.14%	06/06/11	25,000	24,999,514

				89,997,979

Diversified Banks—8.40%
ING (US) Funding LLC (c)	0.15%	06/02/11	25,000	24,999,896
National Australia Funding Delaware Inc. (b)(c)	0.13%	06/06/11	25,000	24,999,566
Royal Bank of Scotland PLC (c)	0.10%	06/02/11	25,000	24,999,931
Societe Generale North America, Inc. (c)	0.24%	08/01/11	40,000	39,983,733

				114,983,126

Life & Health Insurance—1.46%
MetLife Short Term Funding LLC (b)	0.18%	06/07/11	20,000	19,999,400

Municipal Commercial Paper—5.02%
Metropolitan Transportation Authority; Series 2, Transportation BAN (LOC-Royal Bank of Canada) (c)(d)	0.30%	09/07/11	7,000	7,000,000
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Financing); Series 2005 A, Lease RN (LOC-U.S. Bank, N.A.) (d)	0.23%	06/28/11	27,115	27,115,000
Series 2008 A, Lease RN (LOC-U.S. Bank, N.A.) (d)	0.23%	06/28/11	34,539	34,539,000

				68,654,000

See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Other Diversified Financial Services—3.65%
Credit Suisse (USA), Inc. (c)	0.14%	06/06/11	$25,000	$24,999,531
Credit Suisse (USA), Inc. (c)	0.20%	08/02/11	25,000	24,991,389

				49,990,920

Regional Banks—10.52%
Banque et Caisse d’Epargne de I’Etat (c)	0.23%	06/22/11	33,000	32,995,572
Banque et Caisse d’Epargne de I’Etat (c)	0.36%	08/01/11	25,000	24,984,750
Commonwealth Bank of Australia (b)(c)	0.20%	07/12/11	25,000	24,994,306
Svenska Handelsbanken, Inc. (b)(c)	0.29%	06/08/11	26,000	25,998,534
Westpac Banking Corp. (b)(c)	0.34%	09/07/11	35,000	34,967,606

				143,940,768

Total Commercial Paper (Cost $830,673,676)				830,673,676

Variable Rate Demand Notes—19.23%(e)(f)

Credit Enhanced—19.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.20%	06/01/29	2,750	2,750,000
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.19%	08/01/35	7,860	7,860,000
Allegheny (County of), Pennsylvania Industrial Development Authority (Eleven Parkway Center Associates); Series 1992, Ref. VRD Commercial Development RB (LOC-PNC Bank, N.A.) (d)	0.18%	12/15/12	970	970,000
Allegheny (County of), Pennsylvania Industrial Development Authority (Oakland Catholic High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	06/01/38	2,880	2,880,000
Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.21%	05/15/33	1,895	1,895,000
Aurora (City of), Kane, DuPage, Will & Kendall (Counties of) (Aurora University); Series 2004, VRD Economic Development RB (LOC-Harris N.A.) (d)	0.20%	03/01/35	7,450	7,450,000
Beaver (County of), Pennsylvania Industrial Development Authority (FirstEnergy Generation Corp.); Series 2006 B, Ref. VRD PCR (LOC-Citibank, N.A.) (d)	0.15%	12/01/35	33,865	33,865,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (d)	0.22%	12/01/28	3,380	3,380,000
Benzinger (Township of), Pennsylvania Hospital Authority (Elk Regional Health System); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	12/01/30	3,690	3,690,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.20%	10/15/33	1,175	1,175,000
Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2010, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	03/01/30	2,290	2,290,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.23%	07/01/38	5,715	5,715,000
Chicago (City of), Illinois; Series 1997, VRD Limited Tax GO Bonds (LOC-Harris N.A.) (d)	0.13%	01/01/12	620	620,000
Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2002 B, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.18%	01/01/33	1,250	1,250,000
Colorado (State of) Housing & Finance Authority (St. Moritz); Series 1996 H, Ref. VRD MFH RB (CEP-FNMA)	0.18%	10/15/16	2,915	2,915,000
Connecticut (State of) Development Authority (Northeast Foods, Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (b)(d)	0.41%	06/01/13	725	725,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/39	2,000	2,000,000
DeKalb (County of), Georgia Development Authority (Atlanta Jewish Community Center, Inc.); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	09/01/24	1,650	1,650,000
DeKalb (County of), Georgia Housing Authority (Crow Wood Arbor Associates, LTD.); Series 1985 Q, VRD MFH RB (CEP-FHLMC)	0.18%	12/01/25	6,580	6,580,000
Florida (State of) Housing Finance Agency (Caribbean Key Apartments); Series 1996 F, VRD RB (CEP-FNMA)	0.24%	06/01/26	1,100	1,100,000
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.18%	08/01/28	$1,700	$1,700,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (c)	0.20%	09/01/14	4,400	4,400,000
Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.21%	09/01/41	1,400	1,400,000
Illinois (State of) Finance Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.24%	12/01/25	2,800	2,800,000
Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (d)	0.26%	05/01/14	1,400	1,400,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.20%	06/01/37	1,000	1,000,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 C, VRD RB (LOC-Northern Trust Co.) (d)	0.16%	04/01/39	2,175	2,175,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (CEP-FHLB of Indianapolis)	0.22%	12/01/39	250	250,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.23%	12/01/34	700	700,000
Jacksonville (City of), Florida (University of Florida Health Science Center-Jacksonville Faculty Clinic); Series 1989, VRD IDR (LOC-Bank of America, N.A.) (d)	0.22%	07/01/19	1,800	1,800,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.21%	04/01/44	2,990	2,990,000
King George (County of) Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.) (b)(d)	0.24%	09/01/21	1,100	1,100,000
Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.19%	06/15/26	9,025	9,025,000
Lubbock (City of), Texas Independent School District; Series 2006, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.19%	02/01/30	2,050	2,050,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(d)	0.27%	01/01/33	6,600	6,600,000
Maryland (State of) Economic Development Corp. (Associated Catholic Charities, Inc. Facility); Series 2004, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	10/01/29	4,270	4,270,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/28	2,400	2,400,000
Massachusetts (State of) Development Finance Agency (Salema Family Limited Partnership); Series 1999 A, VRD IDR (LOC-Bank of America, N.A.) (d)	0.52%	12/01/20	730	730,000
Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC-Bank of America, N.A.) (d)	0.25%	11/01/26	2,400	2,400,000
Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (d)	0.20%	01/01/44	7,200	7,200,000
Miami (City of), Florida Health Facilities Authority (Mercy Hospital); Series 1998, Ref. VRD RB (LOC-Bank of America, N.A.) (d)	0.18%	08/01/20	1,500	1,500,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	03/01/32	1,100	1,100,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/38	1,875	1,875,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (d)	0.20%	01/01/18	9,040	9,040,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.17%	11/15/37	6,300	6,300,000
North Carolina (State of) Medical Care Commission (Angel Medical Center, Inc.); Series 2007, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	04/01/31	1,215	1,215,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (d)	0.20%	12/01/27	6,545	6,545,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.19%	12/01/37	11,275	11,275,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.20%	06/01/25	1,100	1,100,000
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Osprey Properties Limited Partnership, LLLP; Series 2002, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (d)	0.20%	06/01/27	$6,000	$6,000,000
Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.22%	11/01/30	1,450	1,450,000
Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	09/01/15	1,350	1,350,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Mercyhurst College); Series 1999 E-1, VRD RB (LOC-PNC Bank, N.A.) (d)	0.18%	11/01/19	1,430	1,430,000
Pima (County of), Arizona Industrial Development Authority (Delaware Military Academy, Inc.); Series 2008, VRD Charter School RB (LOC-PNC Bank, N.A.) (d)	0.18%	09/01/38	1,110	1,110,000
Ridley (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (d)	0.19%	11/01/29	2,800	2,800,000
Saint Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.20%	10/01/33	7,675	7,675,000
Saint Paul (City of), Minnesota Port Authority; Series 2009-5 O, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(d)	0.18%	12/01/28	1,800	1,800,000
Series 2009-6 P, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(d)	0.20%	12/01/28	1,565	1,565,000
Series 2009-7 Q, Ref. VRD District Heating RB (LOC-Deutsche Bank AG) (c)(d)	0.18%	12/01/28	985	985,000
Series 2009-11 DD, Ref. VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(d)	0.18%	03/01/29	820	820,000
Seattle (Port of), Washington Industrial Development Corp. (Crowley Marine Services, Inc.); Series 2001, VRD RB (LOC-Citibank, N.A.) (d)	0.20%	12/31/21	2,000	2,000,000
Smyrna (City of), Georgia Housing Authority (F&M Villages); Series 1997, VRD MFH RB (CEP-FNMA)	0.18%	06/01/25	2,260	2,260,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (d)	0.18%	08/01/29	1,200	1,200,000
South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (d)	0.13%	09/01/27	8,400	8,400,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(d)	0.35%	10/01/21	5,225	5,225,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.20%	07/15/31	1,750	1,750,000
USTA National Tennis Center, Inc.; Series 2009, VRD Taxable RB (LOC-JPMorgan Chase Bank N.A.) (d)	0.16%	11/15/24	5,000	5,000,000
Warren (County of), Ohio (Otterbein Homes); Series 1998 A, Ref. VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.) (d)	0.19%	07/01/21	9,550	9,550,000
Washington (State of) Housing Finance Commission (Lake Washington Apartments); Series 1996, VRD Multifamily Mortgage RB (LOC-U.S. Bank, N.A.) (d)	0.20%	10/01/26	4,500	4,500,000
Washington (State of) Housing Finance Commission (Seattle Country Day School); Series 2006, VRD Non-Profit RB (LOC-Bank of America, N.A.) (d)	0.18%	07/01/32	1,100	1,100,000
Winder (City of) & Barrow (County of) Georgia Industrial Building Authority (Bankhead Highway Investments, LLC); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) (d)	0.40%	11/01/22	500	500,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (d)	0.15%	02/01/34	7,700	7,700,000

Total Variable Rate Demand Notes (Cost $263,270,000)				263,270,000

Certificates of Deposit—3.84%
Barclays Bank PLC (f)	0.77%	07/19/11	25,000	25,000,000
BNP Paribas	0.69%	06/01/12	2,500	2,500,000
Canadian Imperial Bank of Commerce	0.20%	09/02/11	25,000	25,000,000

Total Certificates of Deposit (Cost $52,500,000)				52,500,000

See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes—4.41%
European Investment Bank, Sr. Unsec. Global MTN (c)	5.25%	06/15/11	$15,000	$15,025,327
Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Global MTN (c)	3.75%	06/27/11	20,000	20,043,812
Sr. Unsec. Gtd. Global MTN (c)	3.25%	10/14/11	25,000	25,263,189

Total Medium-Term Notes (Cost $60,332,328)				60,332,328

Bank Notes—1.83%

Diversified Banks—1.83%
Royal Bank of Canada, Sr. Unsec. Notes (b)(c)(d) (Cost $25,000,000)	0.30%	06/29/12	25,000	25,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)—89.99% (Cost $1,231,776,004)				1,231,776,004

			Repurchase
			Amount
Repurchase Agreements—10.01%(g)
BNP Paribas, Joint agreement dated 05/31/11, aggregate maturing value of $592,004,769 (collateralized by Corporate & U.S. Government sponsored agency obligations valued at $607,455,833; 0%-7.00%, 08/22/12-06/25/43) (c)	0.29%	06/01/11	40,000,322	40,000,000
Goldman, Sachs & Co., Joint agreement dated 05/31/11, aggregate maturing value of $500,001,528 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,349; 0%-6.79%, 06/03/11-09/15/60)	0.11%	06/01/11	65,000,199	65,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 05/31/11, aggregate maturing value of $200,000,722 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 3.30%-5.50%, 01/01/26-05/01/41)	0.13%	06/01/11	32,019,463	32,019,347

Total Repurchase Agreements (Cost $137,019,347)				137,019,347

TOTAL INVESTMENTS(h)(i)—100.00% (Cost $1,368,795,351)				1,368,795,351

OTHER ASSETS LESS LIABILITIES—0.00%				61,047

NET ASSETS—100.00%				$1,368,856,398

Investment Abbreviations:

BAN	— Bond Anticipation Notes

CEP	— Credit Enhancement Provider

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTN	— Medium-Term Notes

PCR	— Pollution Control Revenue Bonds

RB	— Revenue Bonds

Ref.	— Refunding

RN	— Revenue Notes

Sr.	— Senior

Unsec.	— Unsecured

VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $577,724,805, which represented 42.20% of the Trust’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 21.9%; France: 10.2%; Australia: 6.2%; Germany: 5.5%; other countries less than 5% each: 17.2%.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Liberty Hampshire Co., LLC;	7.3%
U.S. Bank, N.A.	6.2
See accompanying notes which are an integral part of this schedule.
Invesco Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Invesco Money Market Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$1,368,795,351	$—	$1,368,795,351

Invesco Money Market Fund

Invesco Municipal Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	MBD-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.43%

Alabama—0.94%
Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	$1,000	$1,031,370
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS-AGC) (a)	6.00%	06/01/39	1,000	1,065,340
Jefferson (County of); Series 2000, School Revenue Wts. (INS-AGM) (a)	5.50%	02/15/20	1,250	1,238,825
University of Alabama (The); Series 2004 A, General RB (INS-NATL) (a)	5.00%	07/01/29	1,000	1,029,440

				4,364,975

Alaska—0.22%
Southeast Alaska Power Agency; Series 2009, Ref. Electrical RB (INS-AGC) (a)	5.38%	06/01/28	1,025	1,045,152

Arizona—0.44%
Goodyear (City of); Series 2010, Sub. Lien Water and Sewer RB	5.63%	07/01/39	1,000	981,950
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	1,000	1,055,700

				2,037,650

Arkansas—1.06%
Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/34	1,825	1,885,225
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,574,968
North Little Rock Health Facilities Board (Baptist Health); Series 2001, Health Care RB	5.70%	07/01/22	500	500,545
University of Arkansas (Fayetteville Campus); Series 2011 A, Various Facility RB	4.63%	11/01/36	1,000	994,040

				4,954,778

California—6.59%
ABAG Finance Authority for Non-profit Corps. (Odd Fellows Home of California); Series 1999, COP (INS-Cal-Mortgage) (a)	6.00%	08/15/24	1,000	1,022,920
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	759,902
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/22	2,000	2,198,620
California (State of) Department of Water Resources; Series 2002 A, Power Supply RB (b)(c)	5.38%	05/01/12	1,000	1,056,990
California (State of) Health Facilities Financing Authority (Childrens Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	500	465,535
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2002 B, RB (INS-Cal-Mortgage) (a)	5.50%	02/01/24	1,000	1,018,270
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal-Mortgage) (a)	5.75%	08/15/38	500	503,615
California (State of); Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	256,878
Corona-Norca Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/39	1,000	141,280
El Centro (City of) Financing Authority; Series 2006 A, Water RB (INS-AGM) (a)	5.00%	10/01/26	2,000	2,034,020
Folsom (City of) Public Financing Authority; Series 2007 A, RB (INS-AMBAC) (a)	5.00%	09/01/28	1,000	888,430
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District General Obligation Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/26	2,000	2,135,100
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/34	1,500	299,280
Los Angeles Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,539,855
Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO Bonds (INS-AMBAC) (a)	4.50%	07/01/26	2,000	1,966,600
Norco Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,500	1,546,125
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/33	775	788,128
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	08/01/26	1,080	1,083,748
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/35	1,500	298,035
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/25	$1,415	$1,484,576
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.13%	08/01/37	2,000	2,002,240
Regents of the University of California; Series 2009 O, General RB	5.25%	05/15/39	500	515,555
Sacramento (County of); Series 2009 B, Sr. Airport System RB (INS-AGC) (a)	5.50%	07/01/34	1,500	1,524,975
San Bernardino Community College District (Election of 2002); Series 2008 A, Unlimited Tax GO Bonds	6.50%	08/01/28	525	605,162
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,551,360
Torrance Unified School District (Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/26	1,250	502,487
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/34	1,000	1,030,310
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (a)	5.00%	09/01/33	1,500	1,498,890

				30,718,886

Colorado—2.41%
Colorado (State of) Health Facilities Authority (Exempla Inc.); Series 2002 A, RB (b)(c)	5.50%	01/01/12	2,850	2,964,998
Series 2002 A, RB (b)(c)	5.63%	01/01/12	2,040	2,123,803
Colorado (State of) Water Resources & Power Development Authority (Fountaine Electric, Water & Wastewater Utility Enterprise); Series 2009 A, RB (INS-AGC) (a)	5.13%	12/01/30	400	416,152
Series 2009 A, RB (INS-AGC) (a)	5.25%	12/01/38	525	536,912
Colorado Springs (City of); Series 2009, Ref. Hospital RB	6.25%	12/15/33	1,000	1,053,320
Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,068,740
Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB (b)(c)	6.25%	12/01/14	750	891,315
Telluride (Town of); Series 2010, Ref. Excise Tax RB (INS-AGM) (a)	5.00%	12/01/36	1,000	1,021,240
University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,075	1,143,144

				11,219,624

Connecticut—2.21%
Area Cooperative Educational Services (Staff Development/Administration Facility); Series 1999, Unlimited Tax GO Bonds (INS-ACA) (a)	5.63%	07/15/19	1,060	1,014,314
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(e)	6.60%	07/01/24	1,000	961,540
Connecticut (State of) (Transportation Infrastructure); Series 1991 B, Special Tax Obligation RB	6.50%	10/01/12	1,500	1,617,345
Connecticut (State of) Health & Educational Facility Authority (Bridgeport Hospital); Series 1992 A, RB (INS-NATL) (a)	6.63%	07/01/18	725	730,901
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007 J, RB (INS-NATL) (a)	5.75%	07/01/33	1,000	1,049,390
Connecticut (State of) Housing Finance Authority (Housing Mortgage Finance Program); Series 1998 C, RB (e)	5.50%	11/15/35	1,775	1,775,018
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,172,980

				10,321,488

Delaware—0.23%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,050	1,068,911

District of Columbia—0.66%
District of Columbia (George Washington University); Series 2001 A, RB (INS-NATL) (a)	5.13%	09/15/31	1,000	1,000,420
District of Columbia (Gonzaga College High School); Series 1999, RB (INS-AGM) (a)	5.38%	07/01/19	1,055	1,056,878
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,000	994,410

				3,051,708

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—4.76%
Bartow (City of); Series 2006, Ref. Water & Sewer System RB (INS-NATL) (a)	4.25%	10/01/29	$5,000	$4,229,650
Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,582,350
Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS-NATL) (a)	5.80%	05/01/16	910	911,238
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2010, RB	4.75%	12/01/30	2,000	2,003,040
Series 2010, RB	5.00%	12/01/37	2,020	1,999,517
Jacksonville (City of) Health Facilities Authority (Ascension Health Credit Group); Series 2002 A, RB	5.25%	11/15/32	1,535	1,548,308
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/34	500	496,900
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,054,080
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (INS-AGC) (a)	5.63%	06/01/34	1,000	1,030,500
Series 2009, Public Facilities RB (INS-AGC) (a)	5.75%	06/01/39	775	798,568
Miami-Dade (County of) (Miami International Airport); Series 2000 B, Aviation RB (INS-NATL) (a)	5.75%	10/01/29	2,000	2,018,060
Series 2010 A, Aviation RB	5.38%	10/01/35	1,105	1,101,939
Miami-Dade (County of); Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/39	550	570,768
Series 2010 B, Aviation RB (INS-AGM) (a)	5.00%	10/01/35	1,205	1,175,923
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/30	500	499,675
Sunrise (City of); Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/28	1,150	1,172,908

				22,193,424

Georgia—4.02%
Atkinson/Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/34	1,000	1,026,930
Atlanta (City of); Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/34	1,500	1,535,265
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/39	1,500	1,532,505
Series 2010 C, Ref. Airport General RB	5.25%	01/01/30	1,500	1,536,825
Series 2010 C, Ref. Airport General RB	6.00%	01/01/30	1,000	1,113,620
Series 2010 C, Ref. Airport General RB (INS-AGM) (a)	5.25%	01/01/30	1,500	1,564,770
Cobb (County of) Development Authority (TUFF Cobb Research Campus — Georgia Tech Research Corp.); Series 2010, RB	4.25%	09/01/30	1,410	1,321,100
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	600	678,972
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/34	1,000	1,000,590
Macon-Bibb (County of) Hospital Authority (The Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	1,961,460
Medical Center Hospital Authority (Columbus Regional Healthcare System); Series 2008, RAC (INS-AGC) (a)	6.38%	08/01/29	2,135	2,261,712
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,458,000
Savannah Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGC) (a)	5.50%	06/15/35	1,000	1,030,480
Thomasville Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	727,095

				18,749,324

Guam—0.22%
Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	10/01/37	1,100	1,034,792

Idaho—0.15%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, RB	6.13%	12/01/28	655	719,937
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—6.75%
Bellwood (Village of); Series 2002, Unlimited Tax GO Bonds (b)(c)	5.25%	12/01/12	$1,000	$1,073,680
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (e)	6.13%	02/20/42	1,490	1,502,829
Chicago (City of); Series 2000 C, Ref. Unlimited Tax Go Bonds (INS-NATL) (a)	5.50%	01/01/40	995	995,040
Series 2001, Special Transportation RB (b)(c)	5.25%	07/01/12	1,000	1,007,820
Series 2001 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	01/01/33	1,030	1,030,391
Chicago Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,319,759
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/19	1,750	1,755,898
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,051,460
Illinois (State of) Finance Authority (Evangelical Hospital Corp.); Series 1992 A, Ref. RB (c)	6.25%	04/15/22	1,000	1,254,080
Series 1992 C, RB (c)	6.25%	04/15/22	1,150	1,442,192
Illinois (State of) Finance Authority (Noble Network Charter Schools); Series 2007 A, Education RB (INS-ACA) (a)	5.00%	09/01/27	1,000	760,350
Illinois (State of) Finance Authority (Northwestern University); Series 1997, Medium-Term RB (b)(c)	5.25%	11/01/14	1,000	1,152,650
Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 B, RB (INS-AGM) (a)	5.25%	05/15/29	3,000	2,968,980
Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB (INS-NATL) (a)	5.75%	06/01/20	1,305	1,306,396
Series 2000, RB (INS-NATL) (a)	5.80%	06/01/30	1,000	999,960
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.38%	03/01/35	1,000	981,500
Illinois (State of) Finance Authority (The Carle Foundation); Series 2011 A, RB	5.75%	08/15/34	1,000	970,020
Series 2011 A, RB (INS-AGM) (a)	6.00%	08/15/41	650	660,088
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Dedicated State Tax RB (INS-NATL) (a)	5.25%	06/15/42	1,000	973,840
Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/26	4,000	4,102,560
Northern Illinois University; Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.25%	04/01/28	2,000	2,033,060
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.50%	04/01/26	2,000	2,096,020

				31,438,573

Indiana—5.60%
Hancock (County of) Mount Vernon Multi-School Building Corp.; Series 2001 A, First Mortgage RB (b)(c)	5.45%	07/15/11	1,000	1,006,300
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	215,172
Indianapolis (City of) Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (a)(e)	5.00%	01/01/18	500	532,835
Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks); Series 2002 A, RB (b)(c)	5.25%	07/01/12	1,000	1,054,110
Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,000	1,052,620
Lafayette (City of); Series 2002, Sewer RB (b)(c)	5.15%	07/01/12	1,000	1,063,010
Monroe (County of) Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (a)	5.25%	01/15/27	2,815	3,035,471
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	1,570	1,647,166
Northern Wells Community School Building Corp.; Series 2002, First Mortgage RB (b)(c)	5.40%	07/15/12	500	528,800
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991, Ref. PCR	5.75%	08/01/21	3,000	3,037,350
Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/17	9,850	10,896,759
Rockville (City of) School Building Corp.; Series 2006, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/26	1,000	1,044,140
Wa-Nee Middle School Building Corp.; Series 2001, First Mortgage RB (b)(c)	5.50%	07/15/11	1,000	1,006,450

				26,120,183

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—0.44%
Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/29	$2,000	$2,050,120

Kentucky—0.24%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Sub. Series 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/33	1,070	1,113,014

Louisiana—4.64%
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB	5.25%	02/01/34	1,550	1,606,776
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.00%	10/01/25	1,000	1,034,230
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program); Series 2000, RB (INS-ACA) (a)	6.55%	09/01/25	4,860	4,896,110
Series 2000 A, RB (INS-AMBAC) (a)	6.30%	07/01/30	2,000	1,977,560
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,046,070
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.50%	02/01/39	1,500	1,539,915
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corp. Garage); Series 2001 A, RB (INS-AMBAC) (a)	5.20%	10/01/20	1,760	1,761,936
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,673,856
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (b)(c)	5.50%	05/15/26	1,010	1,154,097
Louisiana (State of) Public Facilities Authority (Tulane University); Series 2002 A, RB (b)(c)	5.13%	07/01/12	2,100	2,208,444
Terrebonne (Parish of) Consolidated Government; Series 2011 ST, Sales & Use Tax RB (INS-AGM) (a)	5.00%	04/01/31	2,645	2,724,614

				21,623,608

Maine—0.11%
Maine (State of) Housing Authority; Series 2007 E, Mortgage Purchase RB (e)	5.30%	11/15/23	500	510,985

Maryland—0.22%
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2001, RB (b)(c)	5.25%	07/01/11	1,000	1,004,220

Massachusetts—3.65%
Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (a)	5.25%	11/01/19	5,385	6,188,173
Massachusetts (State of) Bay Transportation Authority; Series 2002 A, Sr. Sales Tax RB (b)(c)	5.00%	07/01/12	1,500	1,576,275
Massachusetts (State of) Development Finance Agency (Boston University); Series 1999 P, RB	6.00%	05/15/59	5,500	5,736,280
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/33	750	763,185
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2007 A, RB	5.00%	11/15/14	1,000	684,500
Massachusetts (State of) Development Finance Agency (Olin College); Series 2003 B, RB (INS-SGI) (a)	5.25%	07/01/33	1,040	1,047,186
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,016,130

				17,011,729

Michigan—3.66%
Almont Community Schools; Series 2002, Ref. School Building & Site Unlimited Tax GO Bonds (b)(c)	5.00%	11/01/12	1,000	1,066,120
Chippewa Valley Schools; Series 2002, Ref. Unlimited Tax GO Bonds (b)(c)	5.13%	05/01/12	1,000	1,044,980
Detroit (City of); Series 2001 A, Sr. Lien Water Supply System RB (b)(c)	5.25%	07/01/11	1,655	1,661,422
Series 2001 A, Sr. Lien Water Supply System RB (b)(c)	5.25%	07/01/11	1,845	1,852,804
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—(continued)
Series 2001 A, Sr. Lien Water Supply System RB (INS-NATL) (a)	5.00%	07/01/30	$5,000	$4,717,900
Series 2006 B, Second Lien Water Supply System RB (INS-AGM) (a)	6.25%	07/01/36	1,000	1,087,770
Jackson (City of) Brownfield Redevelopment Authority; Series 2002, Tax Increment Allocation Limited Tax GO Bonds (INS-NATL) (a)	5.13%	06/01/24	1,000	1,029,710
Michigan (State of) Public Power Agency (Combustion Turbine No. 1); Series 2001 A, RB (INS-AMBAC) (a)	5.25%	01/01/24	2,500	2,516,825
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/34	1,000	717,380
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,349,944

				17,044,855

Minnesota—0.93%
Minneapolis (City of) (Fairview Health Services); Series 2008 B, Health Care System RB (INS-AGC) (a)	6.50%	11/15/38	1,275	1,381,641
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/30	1,000	1,003,780
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	1,950,940

				4,336,361

Missouri—1.90%
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	976,180
Gladstone (City of); Series 2006 A, COP (INS-SGI) (a)	5.00%	06/01/22	1,295	1,356,629
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	1,000	1,047,290
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,537,525
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2001 A, RB (b)(c)	5.13%	06/15/11	2,000	2,003,860
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (a)	4.50%	02/15/28	1,000	912,500

				8,833,984

Montana—0.44%
Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	1,000	1,047,580
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group); Series 2010, Health Care Facilities RB	5.00%	07/01/30	1,000	1,005,250

				2,052,830

Nebraska—0.45%
Nebraska Investment Finance Authority; Series 2010 A, Single Family Housing RB (CEP-GNMA)	5.90%	09/01/36	1,000	1,041,100
University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,034,690

				2,075,790

Nevada—2.68%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	1,935,940
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	1,500	1,464,420
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,599,915
Clark (County of); Series 2001, Bond Bank Limited Tax GO Bonds (INS-NATL) (a)	5.00%	06/01/31	2,145	2,145,064
Series 2001 B, Airport System Sub. Lien RB (b)(c)	5.25%	07/01/11	1,500	1,506,345
Series 2004 A-2, Airport System Sub. Lien RB (INS-NATL) (a)	5.13%	07/01/25	1,000	1,011,310
Series 2004 A-2, Airport System Sub. Lien RB (INS-NATL) (a)	5.13%	07/01/27	1,000	1,004,480
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	830,160
Truckee Meadows Water Authority; Series 2001 A, RB (b)(c)	5.13%	07/01/11	1,000	1,004,130

				12,501,764

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire—0.40%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/30	$750	$766,507
New Hampshire (State of) Health & Education Facilities Authority (Wentwort H. Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,118,359

				1,884,866

New Jersey—2.05%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (e)	6.40%	09/15/23	1,035	1,002,925
Series 2000, Special Facility RB (e)	7.00%	11/15/30	4,000	3,980,880
New Jersey (State of) Turnpike Authority; Series 2009 H, RB	5.00%	01/01/36	1,000	1,004,660
Series 2009 I, RB	5.00%	01/01/35	2,000	2,017,280
Tobacco Settlement Financing Corp.; Series 2002, Asset-Backed RB (b)(c)	5.38%	06/01/12	1,485	1,560,735

				9,566,480

New York—4.46%
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.13%	01/01/29	1,000	1,005,290
New York (State of) Dormitory Authority (The New York & Presbyterian Hospital); Series 2007, FHA Insured Mortgage Hospital RB (INS-AGM) (a)	4.75%	02/15/23	1,100	1,133,011
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/34	515	527,020
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	518,235
New York City (City of) Municipal Water Finance Authority; Series 2005 A, Water & Sewer System RB (INS-AGM) (a)	4.50%	06/15/29	1,000	1,010,130
New York City (City of); Series 2007 D1, Unlimited Tax GO Bonds	5.13%	12/01/22	2,500	2,755,725
Port Authority of New York & New Jersey; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	5,946,937
Suffolk (County of) Water Authority; Series 2011, Ref. Waterworks RB	5.00%	06/01/40	2,135	2,186,496
Triborough Bridge & Tunnel Authority; Series 1992 Y, General Purpose RB (c)	5.50%	01/01/17	2,900	3,361,999
Series 1993 B, General Purpose RB (c)	5.00%	01/01/20	1,960	2,342,220

				20,787,063

North Carolina—0.36%
North Carolina (State of) Housing Finance Agency; Series 1996 II, Single Family RB (CEP-FHA)	6.20%	03/01/16	130	130,372
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,005,240
Oak Island (Town of); Series 2009, Enterprise System RB (INS-AGC) (a)	6.00%	06/01/34	500	526,075

				1,661,687

North Dakota—0.73%
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/37	1,000	951,940
Fargo (City of) Health System (Sanford); Series 2011, RB	6.25%	11/01/31	1,250	1,331,687
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/27	1,085	1,119,514

				3,403,141

Ohio—3.37%
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	971,259
Beavercreek School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/30	1,000	1,052,840
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed RB	5.38%	06/01/24	995	777,483
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	1,000	685,700
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.00%	06/01/42	900	629,253
Cleveland (City of); Series 1993 G, Ref. Waterworks First Mortgage RB (INS-NATL) (a)	5.50%	01/01/21	3,300	3,861,165
Cuyahoga (County of); Series 2003 A, Ref. RB	5.50%	01/01/29	1,025	1,031,150
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital Facility RB	5.50%	01/01/39	3,750	3,824,287
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2007, RB (INS-NATL) (a)(b)(e)	5.10%	05/01/13	$1,750	$1,852,463
Reynoldsburg School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/32	1,000	1,019,810

				15,705,410

Oregon—0.90%
Beaverton School District (Washington & Multnomah Counties School District No. 48J); Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.00%	06/01/31	750	796,432
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.13%	06/01/36	500	523,090
Medford (City of) Hospital Facilities Authority (Asante Health System); Series 2005 A, RB (INS-AGM) (a)	5.00%	08/01/40	500	488,920
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,474,350
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	920,781

				4,203,573

Pennsylvania—2.98%
Allegheny (County of) Higher Education Building Authority (Carnegie Mellon University); Series 2002, RB	5.25%	03/01/32	1,515	1,520,560
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, RB	5.25%	03/01/27	700	734,251
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,492,531
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,005,160
Erie Parking Authority; Series 2010, Guaranteed Parking Facilities RB (INS-AGM) (a)	5.20%	09/01/35	1,000	1,032,540
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (a)	5.50%	10/01/32	2,250	2,329,403
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	499,980
Philadelphia (City of); Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.00%	07/15/28	2,425	2,736,637
Series 2010 9th, Gas Works RB	5.00%	08/01/30	500	496,010
State Public School Building Authority (Harrisburg School District); Series 2009 A, School RB (INS-AGC) (a)	5.00%	11/15/33	2,000	2,048,060

				13,895,132

Puerto Rico—4.63%
Puerto Rico (Commonwealth of); Series 2011 C, Ref. Public Improvement Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	07/01/32	2,000	2,018,400
Puerto Rico Electric Power Authority; Series 2007 TT, RB	5.00%	07/01/37	1,000	922,030
Series 2010 XX, RB	5.25%	07/01/40	3,000	2,837,640
Series 2010 ZZ, Ref. RB	5.25%	07/01/22	1,000	1,044,750
Puerto Rico Sales Tax Financing Corp.; First Sub. Series 2009 A, Sales Tax RB	5.25%	08/01/27	2,000	2,038,420
First Sub. Series 2009 A, Sales Tax RB	5.50%	08/01/28	2,000	2,052,740
First Sub. Series 2010 A, Sales Tax RB	5.38%	08/01/39	1,220	1,191,355
First Sub. Series 2010 A, Sales Tax RB	5.50%	08/01/37	2,000	1,988,840
First Sub. Series 2010 A, Sales Tax RB (INS-AGM) (a)	5.00%	08/01/40	2,175	2,114,687
First Sub. Series 2010 C, Sales Tax RB	5.38%	08/01/38	5,000	4,884,400
Series 2010 A, Sales Tax CAB RB (d)	0.00%	08/01/33	2,000	476,180

				21,569,442

Rhode Island—1.09%
Rhode Island (State of) Student Loan Authority; Series 2008 A, Sr. RB (e)	6.00%	12/01/23	610	610,525
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	500,185
Rhode Island Health & Educational Building Corp. (Educational & General Revenue); Series 2010 A, Higher Education Facility RB (INS-AGM) (a)	4.50%	09/15/30	1,500	1,464,915
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	500	541,790
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island—(continued)
Rhode Island Health & Educational Building Corp. (Public School Financing Program); Series 2009 E, RB (INS-AGC) (a)	5.00%	05/15/34	$2,000	$1,966,440

				5,083,855

South Carolina—2.11%
Beaufort School District; Series 2007 C, Unlimited Tax GO Bonds (CEP-South Carolina State Department of Education)	4.50%	03/01/32	1,000	1,006,230
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-SGI) (a)	4.63%	04/01/30	1,500	1,501,050
Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/24	1,150	1,186,282
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.00%	01/01/30	500	509,300
Series 2011 D, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	1,000	1,049,490
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2002 A, RB (b)(c)	5.50%	11/15/12	460	493,700
Series 2002 B, RB	5.50%	11/15/23	1,555	1,564,143
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,524,000
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,000	1,003,700

				9,837,895

South Dakota—0.84%
South Dakota (State of) Building Authority; Series 2007, RB (INS-NATL) (a)	4.50%	06/01/30	2,675	2,669,917
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (a)	5.50%	08/01/38	1,000	1,032,470
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	225	231,426

				3,933,813

Tennessee—0.47%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB	5.63%	07/01/30	2,000	1,868,000
Tennessee (State of) Energy Acquisition Corp.; Series 2006 A, Gas RB	5.00%	09/01/16	325	335,676

				2,203,676

Texas—13.20%
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	03/01/30	1,000	1,026,290
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Tax-Exempt Venue RB (INS-BHAC) (a)	5.00%	08/15/39	1,020	1,033,780
Bexar Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,446,375
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities IDR (b)(e)	5.90%	05/01/28	1,050	1,055,849
Cisco Junior College District; Series 2002, Ref. Consolidated Fund RB (INS-AMBAC) (a)	5.25%	07/01/26	1,000	1,009,750
Dallas (City of); Series 2007, Ref. Waterworks & Sewer System RB (INS-AMBAC) (a)	4.50%	10/01/27	4,000	4,157,240
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (d)	0.00%	08/15/23	2,000	1,260,680
Harris (County of); Series 2002, Ref. Limited Tax GO Bonds (b)(c)	5.13%	08/15/12	2,000	2,116,800
Harris Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	747,293
Harris Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,000	1,035,520
Series 2010, Thermal Utility RB	4.38%	11/15/35	1,525	1,410,564
Series 2010, Thermal Utility RB	4.50%	11/15/40	1,500	1,394,805
Harris Health Facilities Development Corp. (St. Luke’s Episcopal Hospital); Series 2001 A, RB (b)(c)	5.38%	08/15/11	1,000	1,010,660
Series 2002, RB (b)(c)	5.13%	08/15/12	1,000	1,058,150
Harris Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, Hospital RB (c)	5.25%	10/01/29	2,000	2,017,500
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Houston (City of); Series 2009 A, Ref. Sr. Airport System Lien RB	5.50%	07/01/34	$875	$908,976
Keller Independent School District; Series 2001, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)(c)	5.25%	08/15/11	1,775	1,793,531
Laredo Community College District; Series 2002, Limited Tax GO Bonds (b)(c)	5.25%	08/01/12	1,000	1,058,060
Series 2002, Limited Tax GO Bonds (b)(c)	5.25%	08/01/12	1,000	1,058,060
Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/35	1,000	1,016,290
Love Field Airport Modernization Corp. (Southwest Airlines Co. — Love Field Modernization Program); Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	904,420
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,405,250
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,111,940
Series 2008 A, Ref. First Tier System RB (INS-AGC) (a)	5.63%	01/01/33	1,500	1,551,540
Series 2008 F, Ref. Toll Second Tier System RB	6.13%	01/01/31	1,000	1,030,260
Series 2008 K-1, Ref. First Tier System RB (INS-AGC) (a)	5.75%	01/01/38	1,630	1,681,899
Parker (County of); Series 2009, Unlimited Tax Road GO Bonds (INS-AGC) (a)	5.13%	02/15/31	1,000	1,037,280
Pflugerville (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.30%	08/01/31	860	904,307
Series 2009, Limited Tax GO Ctfs. (INS-AGC) (a)	5.38%	08/01/32	755	794,147
Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	02/01/24	1,010	1,098,325
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,058,650
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/31	500	522,665
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	1,250	1,254,563
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	1,000	990,540
Schertz-Cibolo-Universal Independent School District; Series 2001, Ref. School Building Unlimited Tax GO Bonds (b)(c)	5.13%	08/01/11	1,465	1,476,969
Series 2001, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	08/01/25	70	70,426
Southlake (City of); Series 2004, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)	5.20%	02/15/26	1,000	1,040,170
Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO Bonds	5.25%	08/01/35	1,840	1,849,826
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,363,769
United Independent School District; Series 2000, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	08/15/26	1,000	1,033,390
University of Houston; Series 2009, Ref. Consolidated University RB	5.00%	02/15/29	1,000	1,047,780
Waxahachie Independent School District; Series 2002, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.25%	08/15/26	3,400	3,423,970
Series 2002, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.25%	08/15/30	2,890	2,909,421
Series 2002, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.38%	08/15/27	2,000	2,013,940
Ysleta Independent School District Public Facilities Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/24	1,300	1,321,489

				61,513,109

Utah—0.59%
Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/33	710	736,036
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	1,050	1,079,757
Washington (City of); Series 2003, Sales Tax RB (INS-AMBAC) (a)	5.00%	11/15/23	915	944,765

				2,760,558

Vermont—1.09%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,300,028
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,277,575
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Vermont—(continued)
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2000 A, Hospital RB (INS-AMBAC) (a)	6.00%	12/01/23	$1,000	$1,007,770
Series 2004 B, RB (INS-AGM) (a)	5.00%	12/01/34	1,565	1,503,339

				5,088,712

Virgin Islands—0.20%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	934,970

Virginia—1.66%
Fauquier (County of) Industrial Development Authority; Series 2002, Hospital IDR (INS-Radian) (a)	5.25%	10/01/31	1,000	987,620
Series 2002, Hospital IDR (INS-Radian) (a)	5.50%	10/01/17	500	523,850
Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,064,680
Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	1,905	1,910,277
King George (County of) Industrial Development Authority; Series 2004, Lease IDR (INS-AGM) (a)	5.00%	03/01/25	1,100	1,129,260
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB	6.00%	12/01/32	1,000	1,101,610

				7,717,297

Washington—1.66%
Everett (City of) Public Facilities District; Series 2007 A, Limited Sales Tax & Interlocal RB	5.00%	12/01/23	1,135	1,160,390
Klickitat (County of) Public Utility District No. 1; Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/23	2,000	2,071,100
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/24	2,000	2,071,000
Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS-NATL) (a)	5.00%	03/01/35	1,000	1,001,950
Washington (State of) Health Care Facilities Authority (Providence Health System); Series 2001 A, RB (INS-NATL) (a)	5.25%	10/01/21	1,400	1,416,044

				7,720,484

Wisconsin—1.02%
Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.50%	04/01/15	1,340	1,566,969
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/30	1,500	1,487,415
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	729,060
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2011 A, RB	5.75%	05/01/35	1,000	992,240

				4,775,684

TOTAL INVESTMENTS(f)—99.43% (Cost $447,644,372)				463,445,512

OTHER ASSETS LESS LIABILITIES—0.57%				2,650,361

NET ASSETS—100.00%				$466,095,873

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.*

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

CEP	— Credit Enhancement Provider

COP	— Certificates of Participation

Ctfs.	— Certificates

FHA	— Federal Housing Administration

GNMA	— Government National Mortgage Association

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

MFH	— Multi-Family Housing

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

RAC	— Revenue Anticipation Certificates

Radian	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

Wts.	— Warrants
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Zero coupon bond issued at a discount.

(e)	Security subject to the alternative minimum tax.

(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	14.6%
Assured Guaranty Municipal Corp.	13.2
Assured Guaranty Corp.	10.4
American Municipal Bond Assurance Corp.*	5.4

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Municipal Bond Fund

D.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$463,445,512	$—	$463,445,512

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $18,816,926 and $24,101,422, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$19,761,730
Aggregate unrealized (depreciation) of investment securities	(4,027,719)

Net unrealized appreciation of investment securities	$15,734,011

Cost of investments for tax purposes is $447,711,501.
Invesco Municipal Bond Fund

Invesco Real Estate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	REA-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2011
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—97.45%

Apartments—17.38%
AvalonBay Communities, Inc.	863,328	$114,883,057
BRE Properties, Inc.	744,900	38,004,798
Camden Property Trust	1,098,145	70,588,761
Equity Residential	1,682,527	104,030,644
Essex Property Trust, Inc.	632,268	87,006,399
Mid-America Apartment Communities, Inc.	194,400	13,326,120

		427,839,779

Developers—0.14%
Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	147,400	3,415,480

Diversified—8.70%
BGP Holdings PLC (Malta)(b)	3,547,941	0
BRCP Realty LP (Acquired 05/29/03-05/29/08; Cost $1,045,350)(b)(c)	2,789,299	763,311
Digital Realty Trust, Inc.	841,985	52,514,604
Vornado Realty Trust	1,634,886	160,840,085

		214,118,000

Healthcare—10.59%
HCP, Inc.	1,841,400	69,862,716
Health Care REIT, Inc.	1,644,687	87,480,902
Nationwide Health Properties, Inc.	1,008,428	44,169,146
Ventas, Inc.	1,047,472	59,077,421

		260,590,185

Industrial/Office: Industrial—5.67%
AMB Property Corp.	1,370,400	50,691,096
Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500)(b)(c)	6,533	2,276,446
Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $4,185,000)(b)(c)	4,185,000	3,639,849
Global Logistic Properties Ltd. (Singapore)(b)	2,240,000	3,632,236
Keystone Industrial Fund LP (Acquired 03/27/06-11/11/09; Cost $2,835,850)(b)(c)	3,500,000	2,839,673
Keystone Industrial Fund II LP (Acquired 01/08/09-04/12/11; Cost $2,268,750)(b)(c)	2,347,826	2,562,276
ProLogis	4,462,558	73,899,961

		139,541,537

Industrial/Office: Mixed—1.39%
Duke Realty Corp.	1,771,005	26,635,915
PS Business Parks, Inc.	130,816	7,520,612

		34,156,527

Industrial/Office: Office—13.45%
Alexandria Real Estate Equities, Inc.	590,297	48,723,115
Boston Properties, Inc.	876,889	95,010,923
BR Properties S.A. (Brazil)(c)	32,200	367,143
BR Properties S.A. (Brazil)	129,800	1,479,973
BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429)(b)(c)	4,646,429	2,253,843
Douglas Emmett, Inc.	1,543,100	32,482,255
Highwoods Properties, Inc.	772,100	27,857,368
Kilroy Realty Corp.	709,148	29,408,368
SL Green Realty Corp.	1,039,521	93,567,285

		331,150,273

Lodging-Resorts—7.89%
DiamondRock Hospitality Co.	2,513,685	28,907,378
Hersha Hospitality Trust	1,951,100	11,745,622
Host Hotels & Resorts Inc.	6,085,097	106,976,005
InterContinental Hotels Group PLC (United Kingdom)	510,051	10,910,776
RLJ Lodging Trust (b)	359,097	6,553,520
Starwood Hotels & Resorts Worldwide, Inc.	478,311	29,167,405

		194,260,706

Regional Malls—14.41%
CFS Retail Property Trust (Australia)	1,144,442	2,294,252
General Growth Properties, Inc.	2,083,700	34,339,376
Macerich Co. (The)	1,658,268	90,160,031
Simon Property Group, Inc.	1,930,544	227,920,025

		354,713,684

Self Storage Facilities—4.97%
Big Yellow Group PLC (United Kingdom)	341,636	1,917,959
Extra Space Storage, Inc.	1,306,900	28,438,144
Public Storage	575,900	68,152,006
Sovran Self Storage, Inc.	566,182	23,756,997

		122,265,106

Shopping Centers—6.89%
Acadia Realty Trust	1,074,137	22,180,929
Developers Diversified Realty Corp.	80,600	1,167,894
Kimco Realty Corp.	4,049,600	79,007,696
Regency Centers Corp.	1,135,933	52,605,057
Retail Opportunity Investments Corp.	1,324,604	14,517,660

		169,479,236

Specialty Properties—0.06%
Unite Group PLC (United Kingdom)(b)	426,667	1,513,835
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

	Shares	Value

Timber REIT’S—5.91%
Plum Creek Timber Co., Inc.	1,295,900	$52,509,868
Rayonier, Inc.	651,700	43,266,363
Weyerhaeuser Co.	2,309,841	49,753,975

		145,530,206

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,744,171,057)		2,398,574,554

	Principal
	Amount

Asset-Backed Securities—0.67%
Banc of America Commercial Mortgage, Inc., Series 2001-PB1, Class E, Pass Through Ctfs., 6.23%, 05/11/35	$2,700,000	2,703,881
Banc of America Large Loan Inc., Series 2005-MIB1, Class C, Floating Rate Pass Through Ctfs., 0.51%, 03/15/22(c)(d)	3,700,000	3,676,084
Series 2006-BIX1, Class B, Floating Rate Pass Through Ctfs., 0.34%, 10/15/19(c)(d)	1,800,000	1,761,620
Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs., 0.44%, 10/15/19(c)(d)	1,000,000	959,864
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AMP3, Variable Pass Through Ctfs., 5.50%, 10/15/49(c)	2,654,743	2,405,198
GS Mortgage Securities Corp II, Series 2001-GL3A, Class F919, 6.82%, 08/05/18(c)	750,000	753,856
Merrill Lynch Floating Trust, Series 2006-1, Class D, Floating Rate Pass Through Ctfs., 0.40%, 06/15/22(c)(d)	3,000,000	2,769,984
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A2, Floating Rate Pass Through Ctfs., 0.32%, 09/15/21(c)(d)	1,600,000	1,483,953

Total Asset-Backed Securities (Cost $15,373,186)		16,514,440

	Shares

Preferred Stocks—0.60%

Diversified—0.18%
DuPont Fabros Technology, Inc., Series A, 7.88% Pfd.	174,000	4,443,960

Office—0.42%
SL Green Realty Corp., Series C, 7.63% Pfd.	407,000	10,297,100

Total Preferred Stocks (Cost $13,926,710)		14,741,060

	Principal
	Amount

Non-U.S. Dollar Denominated Bonds & Notes—0.04%

Australia—0.04%
GPT RE Ltd. Sr., Sr. Unsec. Medium-Term Notes, 6.50%, 08/22/13(e) (Cost $733,808)	AUD 1,000,000	$1,074,054

	Shares

Money Market Funds—1.04%
Liquid Assets Portfolio — Institutional Class (f)	12,754,656	12,754,656
Premier Portfolio — Institutional Class (f)	12,754,656	12,754,656

Total Money Market Funds (Cost $25,509,312)		25,509,312

TOTAL INVESTMENTS—99.80% (Cost $1,799,714,073)		2,456,413,420

OTHER ASSETS LESS LIABILITIES—0.20%		4,922,280

NET ASSETS—100.00%		$2,461,335,700

Investment Abbreviations:

AUD	—	Australian Dollar

Ctfs.	—	Certificates

Pfd.	—	Preferred

REIT	—	Real Estate Investment Trust

Sr.	—	Senior

Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $28,513,100, which represented 1.16% of the Trust’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Foreign denominated security. Principal amount is denominated in currency indicated.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Real Estate Fund

A.	Security Valuations —(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on
Invesco Real Estate Fund

E.	Foreign Currency Translations —(continued)

securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,411,284,500	$13,205,028	$14,335,398	$2,438,824,926
Corporate Debt Securities	—	1,074,054	—	1,074,054
Asset Backed Securities	—	16,514,440	—	16,514,440

Total Investments	$2,411,284,500	$30,793,522	$14,335,398	$2,456,413,420

Invesco Real Estate Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $253,964,610 and $212,249,681, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$619,417,883

Aggregate unrealized (depreciation) of investment securities	(11,508,648)

Net unrealized appreciation of investment securities	$607,909,235

Cost of investments for tax purposes is $1,848,504,185.
Invesco Real Estate Fund

Invesco Short Term Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us STB-QTR-1 05/11 Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2011
(Unaudited)

	Principal
	Amount	Value
Bonds & Notes—64.85%

Aerospace & Defense—0.70%
Honeywell International Inc., Sr. Unsec. Notes, 3.88%, 02/15/14	$1,800,000	$1,941,006
Textron Inc., Sr. Unsec. Notes, 6.50%, 06/01/12	900,000	943,858

		2,884,864

Agricultural Products—1.39%
Bunge Ltd. Finance Corp., Unsec. Gtd. Unsub. Notes, 4.10%, 03/15/16	2,500,000	2,612,572
Corn Products International Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	3,000,000	3,076,254

		5,688,826

Airlines—2.28%
American Airlines Pass Through Trust, Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	4,000,000	4,072,500
Continental Airlines Inc., Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	666,342	723,814
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,500,000	1,434,375
Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	2,850,000	2,907,000
Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	222,366	231,399

		9,369,088

Apparel Retail—0.22%
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	940,000	922,930

Automotive Retail—0.80%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	630,000	676,816
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	910,000	1,024,319
Sr. Unsec. Notes, 5.88%, 10/15/12	1,500,000	1,598,987

		3,300,122

Brewers—1.21%
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 3.00%, 10/15/12	1,672,000	1,720,983
7.20%, 01/15/14	1,000,000	1,142,625
4.13%, 01/15/15	1,000,000	1,077,775
2.88%, 02/15/16	1,000,000	1,023,250

		4,964,633

Broadcasting—0.48%
CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 08/15/12	16,000	16,870
COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,765,000	1,972,808

		1,989,678

Cable & Satellite—1.20%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	4,500,000	4,919,062

Communications Equipment—0.78%
Motorola Solutions Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	1,500,000	1,542,394
Sr. Unsec. Notes, 5.38%, 11/15/12	1,575,000	1,664,488

		3,206,882

Computer & Electronics Retail—0.25%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	920,000	1,010,357

Construction Materials—0.36%
CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,430,000	1,481,459

Consumer Finance—0.74%
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,620,655
SLM Corp., Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	410,000	428,099

		3,048,754

Department Stores—0.76%
Macy’s Retail Holdings Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	3,000,000	3,120,000

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Diversified Banks—9.68%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Global Notes, 2.88%, 04/25/14	$470,000	$473,410
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	2,000,000	2,015,979
ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,000,000	1,016,427
Banco Bradesco S.A. (Brazil), Sr. Notes, 4.13%, 05/16/16(b)	3,000,000	2,982,646
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.50%, 01/23/13	2,000,000	2,047,764
5.20%, 07/10/14	415,000	454,655
Unsec. Sub. Global Notes, 5.14%, 10/14/20	895,000	874,336
BBVA US Senior S.A. Uniper (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	2,000,000	2,001,115
Groupe BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	1,300,000	1,307,798
HSBC Bank PLC (United Kingdom), Sr. Notes, 1.63%, 08/12/13(b)	2,500,000	2,515,514
HSBC Finance Corp., Sr. Unsec. Global Notes, 7.00%, 05/15/12	500,000	529,766
ING Bank N.V. (Netherlands), Sr. Notes, 3.00%, 09/01/15(b)	780,000	780,027
Sr. Unsec. Notes, 2.65%, 01/14/13(b)	1,500,000	1,518,376
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	1,745,000	1,812,122
Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	1,000,000	1,034,410
Nordea Bank A.B. (Sweden), Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(b)	1,120,000	1,178,443
Pooled Funding Trust I, Gtd. Pass Through Ctfs., 2.74%, 02/15/12 (Acquired 02/04/09; Cost $1,999,700)(b)	2,000,000	2,029,911
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Floating Rate Medium-Term Notes, 0.42%, 10/28/11(b)(c)	1,100,000	1,099,674
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	920,000	966,665
Sr. Unsec. Gtd. Medium-Term Notes, 4.88%, 08/25/14(b)	3,250,000	3,451,694
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Gtd. Notes, 2.99%, 10/07/13(b)	2,000,000	1,999,815
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	450,000	471,216
3.20%, 05/12/16(b)	3,000,000	3,025,971
U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(c)	1,775,000	1,850,933
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,269,382
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	1,035,000	1,053,122

		39,761,171

Diversified Capital Markets—0.37%
UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.36%, 02/23/12(c)	1,500,000	1,510,429

Diversified Metals & Mining—0.75%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	2,050,000	2,248,594
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 8.95%, 05/01/14	700,000	844,075

		3,092,669

Diversified REIT’s—0.39%
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 3.50%, 07/21/15(b)	1,560,000	1,599,042

Diversified Support Services—0.45%
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.75%, 05/15/16	1,850,000	1,867,344

Drug Retail—0.25%
CVS Caremark Corp., Sr. Unsec. Notes, 5.75%, 08/15/11	1,000,000	1,010,913

Electric Utilities—2.55%
DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	2,355,000	2,772,764
Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.70%, 01/15/13(b)	2,000,000	2,126,780
3.88%, 10/07/14(b)	700,000	732,891
Southern Co., Sr. Unsec. Notes, 2.38%, 09/15/15	1,150,000	1,162,633
Series A, Sr. Unsec. Notes, 5.30%, 01/15/12	740,000	760,943
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	2,645,000	2,903,865

		10,459,876

Environmental & Facilities Services—0.59%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	2,215,000	2,420,358

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Food Retail—0.77%
Kroger Co. (The), Sr. Unsec. Gtd. Notes, 6.20%, 06/15/12	$1,500,000	$1,585,658
WM Wrigley Jr. Co., Sr. Sec. Gtd. Notes, 3.70%, 06/30/14(b)	1,500,000	1,569,012

		3,154,670

Health Care Equipment—0.25%
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	1,000,000	1,033,716

Health Care Services—1.09%
Express Scripts, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	1,850,000	1,932,475
6.25%, 06/15/14	400,000	452,599
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	755,000	765,193
Medco Health Solutions, Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	1,300,000	1,314,434

		4,464,701

Hotels, Resorts & Cruise Lines—0.29%
Marriott International Inc., Sr. Unsec. Notes, 4.63%, 06/15/12	824,000	855,198
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	300,000	336,188

		1,191,386

Household Products—0.26%
Energizer Holdings Inc., Sr. Notes, 4.70%, 05/19/21(b)	1,070,000	1,082,449

Housewares & Specialties—0.25%
Fortune Brands Inc., Sr. Unsec. Notes, 3.00%, 06/01/12	1,000,000	1,016,726

Industrial Conglomerates—2.55%
General Electric Capital Corp., Sr. Unsec. Medium-Term Notes, 1.88%, 09/16/13	3,000,000	3,037,348
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 4.63%, 09/11/15(b)	1,882,000	2,018,864
Unsec. Gtd. Sub. Variable Rate Notes, 6.00% (b)(c)(d)	2,310,000	2,375,835
NBCUniversal Media LLC, Sr. Unsec. Notes, 2.10%, 04/01/14(b)	3,000,000	3,045,463

		10,477,510

Integrated Oil & Gas—1.88%
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	1,500,000	1,643,606
Marathon Petroleum Corp., Sr. Unsec. Gtd. Notes, 3.50%, 03/01/16(b)	1,500,000	1,544,989
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	3,445,000	3,505,943
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	960,000	1,006,668

		7,701,206

Integrated Telecommunication Services—0.79%
AT&T, Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	790,000	802,171
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 7.38%, 11/15/13	1,000,000	1,142,974
5.55%, 02/01/14	840,000	929,342
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	356,000	364,504

		3,238,991

Internet Retail—0.06%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/16	230,000	253,144

Investment Banking & Brokerage—3.18%
Goldman Sachs Group, Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	1,420,000	1,451,694
Sr. Unsec. Global Notes, 5.25%, 10/15/13	2,250,000	2,414,244
3.63%, 02/07/16	560,000	561,368
Jefferies Group Inc., Sr. Unsec. Notes, 3.88%, 11/09/15	2,000,000	2,047,397
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	500,000	519,893
Morgan Stanley,
Sr. Unsec. Global Notes, 4.00%, 07/24/15	1,565,000	1,626,506
3.80%, 04/29/16	500,000	502,214
Sr. Unsec. Notes, 2.88%, 01/24/14	1,890,000	1,928,569
3.45%, 11/02/15	2,000,000	2,011,784

		13,063,669

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Life & Health Insurance—1.79%
Metropolitan Life Global Funding I, Sr. Sec. Floating Rate Notes, 0.68%, 07/13/11(b)(c)	$1,000,000	$1,000,271
Sr. Sec. Notes, 5.13%, 11/09/11(b)	745,000	760,209
Monumental Global Funding II, Sr. Sec. Notes, 5.65%, 07/14/11(b)	720,000	723,158
New York Life Global Funding, Series 2003-1, Tranche 1, Sr. Sec. Medium-Term Notes, 5.38%, 09/15/13(b)	1,000,000	1,094,410
Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,615,000	1,732,014
Prudential Financial Inc., Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	2,000,000	2,046,044

		7,356,106

Life Sciences Tools & Services—0.86%
Life Technologies Corp., Sr. Unsec. Notes, 3.38%, 03/01/13	1,900,000	1,962,461
Thermo Fisher Scientific Inc., Sr. Unsec. Notes, 2.05%, 02/21/14	1,525,000	1,558,361

		3,520,822

Managed Health Care—0.41%
CIGNA Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	755,000	769,144
UnitedHealth Group Inc., Sr. Unsec. Notes, 4.88%, 02/15/13	880,000	934,114

		1,703,258

Mortgage Backed Securities—0.10%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	378,681	396,766

Multi-Line Insurance—1.46%
American International Group Inc., Sr. Unsec. Global Notes, 3.65%, 01/15/14	1,940,000	1,989,862
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(b)	2,784,000	2,960,062
Pricoa Global Funding I, Sr. Sec. Notes, 4.63%, 06/25/12(b)	1,000,000	1,037,549

		5,987,473

Multi-Utilities—0.81%
Dominion Resources Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	2,000,000	2,006,069
Pacific Gas & Electric Co., Sr. Unsec. Notes, 6.25%, 12/01/13	1,164,000	1,307,514

		3,313,583

Office Electronics—0.93%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	2,570,000	2,602,919
4.25%, 02/15/15	1,140,000	1,220,059

		3,822,978

Office REIT’s—0.67%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	2,000,000	2,100,010
5.88%, 02/01/20	600,000	644,913

		2,744,923

Office Services & Supplies—0.76%
Steelcase Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	2,960,000	3,111,332

Oil & Gas Drilling—0.76%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	2,900,000	3,132,950

Oil & Gas Exploration & Production—0.64%
EOG Resources Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	1,050,000	1,053,908
Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	1,020,000	1,079,900
XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	440,000	493,832

		2,627,640

Oil & Gas Storage & Transportation—1.73%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 7.63%, 02/15/12	1,000,000	1,048,637
3.70%, 06/01/15	2,000,000	2,112,309
Spectra Energy Capital LLC, Sr. Unsec. Notes, 5.67%, 08/15/14	2,500,000	2,785,326
Transcontinental Gas Pipe Line Co., LLC, Series B, Sr. Unsec. Global Notes, 7.00%, 08/15/11	1,135,000	1,148,162

		7,094,434

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Other Diversified Financial Services—6.68%
Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	$2,000,000	$2,054,199
6.50%, 08/01/16	165,000	187,149
Citigroup Inc., Sr. Unsec. Floating Rate Notes, 2.26%, 08/13/13(c)	2,000,000	2,050,850
Sr. Unsec. Gtd. Global Notes, 5.10%, 09/29/11	1,390,000	1,410,354
Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,000,000	1,112,112
Sr. Unsec. Notes, 4.75%, 05/19/15	3,000,000	3,221,100
Countrywide Financial Corp., Sr. Sec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	880,000	923,359
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.25%, 01/10/14(b)	2,000,000	2,020,441
Sec. Gtd. Notes, 5.80%, 10/15/12(b)	2,000,000	2,124,305
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	995,000	1,114,695
Sr. Unsec. Medium-Term Global Notes, 2.80%, 01/08/13	1,000,000	1,025,194
JPMorgan Chase & Co., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/13	640,000	683,264
3.45%, 03/01/16	465,000	474,820
Sr. Unsec. Gtd. Floating Rate Medium-Term Notes, 0.91%, 02/26/13(c)	1,500,000	1,508,330
Sr. Unsec. Sub. Global Notes, 5.13%, 09/15/14	2,400,000	2,613,983
MassMutual Global Funding II, Sr. Sec. Notes, 3.63%, 07/16/12(b)	1,000,000	1,031,307
Merrill Lynch & Co., Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	1,470,000	1,566,312
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Notes, 1.13%, 11/01/13	2,300,000	2,304,544
Twin Reefs Pass-Through Trust, Sec. Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04-12/01/06; Cost $519,125) (b)(c)(d)(e)	520,000	0

		27,426,318

Packaged Foods & Meats—0.59%
HJ Heinz Finance Co., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/12	1,250,000	1,304,104
Kraft Foods Inc., Sr. Unsec. Global Notes, 5.63%, 11/01/11	238,000	243,165
2.63%, 05/08/13	835,000	860,031

		2,407,300

Paper Packaging—0.23%
Bemis Co. Inc., Sr. Unsec. Notes, 5.65%, 08/01/14	860,000	950,698

Paper Products—0.52%
International Paper Co., Sr. Unsec. Global Notes, 7.95%, 06/15/18	1,750,000	2,138,610

Pharmaceuticals—0.63%
Abbott Laboratories, Sr. Unsec. Global Notes, 2.70%, 05/27/15	1,120,000	1,164,601
Sanofi (France), Sr. Unsec. Global Notes, 1.63%, 03/28/14	1,410,000	1,430,487

		2,595,088

Publishing—0.10%
Reed Elsevier Capital Inc., Sr. Sec. Gtd. Global Notes, 6.75%, 08/01/11	400,000	403,937

Railroads—0.89%
CSX Corp., Sr. Unsec. Notes, 6.30%, 03/15/12	1,000,000	1,044,716
3.70%, 10/30/20	2,000,000	1,951,639
4.25%, 06/01/21	650,000	653,489

		3,649,844

Regional Banks—1.21%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	2,745,000	2,903,493
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	2,000,000	2,047,500

		4,950,993

Retail REIT’s—0.43%
WEA Finance LLC, Sr. Gtd. Notes, 7.13%, 04/15/18(b)	1,500,000	1,776,312

Soft Drinks—0.36%
Coca Cola Enterprises Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,500,000	1,494,712

Sovereign Debt—0.35%
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	1,400,000	1,424,500

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Specialized Finance—1.16%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	$1,840,000	$1,935,036
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	1,240,000	1,283,821
Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	1,500,000	1,540,485

		4,759,342

Specialized REIT’s—0.93%
HCP Inc., Sr. Unsec. Notes, 2.70%, 02/01/14	2,535,000	2,583,573
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,235,000	1,237,316

		3,820,889

Steel—0.74%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 3.75%, 08/05/15	1,535,000	1,578,969
3.75%, 03/01/16	1,000,000	1,017,020
6.13%, 06/01/18	410,000	442,791

		3,038,780

Systems Software—0.28%
Symantec Corp., Sr. Unsec. Notes, 2.75%, 09/15/15	1,150,000	1,144,272

Tobacco—0.21%
Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	800,000	853,813

Trading Companies & Distributors—0.13%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	530,000	555,002

Trucking—0.19%
Ryder System Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	775,000	798,513

Wireless Telecommunication Services—0.73%
Alltel Corp., Sr. Unsec. Global Notes, 7.00%, 07/01/12	265,000	282,926
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,090,000	1,158,405
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	985,000	1,007,163
Vodafone Group PLC (United Kingdom), Tranche 3, Sr. Unsec. Global Notes, 5.50%, 06/15/11	540,000	540,968

		2,989,462

Total Bonds & Notes (Cost $260,400,049)		266,297,275

U.S. Treasury Securities—13.38%

U.S. Treasury Bills—0.12%
0.08%, 11/17/11 (f)(g)	500,000	499,784

U.S. Treasury Notes—13.26%
1.13%, 06/30/11	3,600,000	3,600,523
1.38%, 03/15/12	7,500,000	7,570,606
0.75%, 05/31/12 (f)	15,625,000	15,706,787
1.75%, 08/15/12	22,100,000	22,498,836
1.38%, 09/15/12	5,000,000	5,071,484

		54,448,236

Total U.S. Treasury Securities (Cost $54,404,913)		54,948,020

Asset-Backed Securities—8.71%
BA Credit Card Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.50%, 09/15/15(c)	1,110,000	1,112,988
Banc of America Commercial Mortagage Inc., Series 2005-6, Class A3, Variable Rate Pass Through Ctfs., 5.37%, 09/10/47(c)	2,900,000	2,981,449
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.55%, 08/25/33(c)	538,667	544,006
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A3, Pass Through Ctfs., 4.55%, 06/11/41	359,179	363,610
Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	1,230,000	1,306,461
Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	545,000	545,428
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	2,150,000	2,203,407
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.34%, 08/25/34(c)	1,666,373	1,662,507
Commercial Mortgage Pass Through Ctfs., Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.70%, 07/16/34(b)(c)	408,788	408,502
Series 2007-FL14, Class A1, Floating Rate Pass Through Ctfs., 0.29%, 06/15/22(b)(c)	640,208	621,292
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	304,735	300,854
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities—(continued)
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.83%, 09/26/34(b)(c)	$799,437	$756,047
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(b)	1,630,275	1,687,334
Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.85%, 09/15/15(c)	1,500,000	1,511,164
FDIC Structured Sale Gtd. Notes, Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.76%, 02/25/48(b)(c)	1,439,197	1,443,402
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, Pass Through Ctfs., 3.69%, 07/15/15	3,000,000	3,101,564
Series 2010-2, Class A, Pass Through Ctfs., 4.47%, 03/15/20	2,000,000	2,180,055
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	500,734	504,830
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A4, Pass Through Ctfs., 5.50%, 07/15/30	1,400,000	1,454,583
Morgan Stanley Capital I, Series 2005-T17, Class A4, Pass Through Ctfs., 4.52%, 12/13/41	648,495	653,587
Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	404,091	421,066
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, Pass Through Ctfs., 6.36%, 03/12/34	56,834	57,026
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,575,000	1,591,147
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.70%, 08/15/39(c)	1,850,000	1,913,628
USAA Auto Owner Trust, Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	500,543	504,138
Wachovia Bank Commerical Mortgage Trust, Series 2004-C12, Class A4, Variable Rate Pass Through Ctfs., 5.51%, 07/15/41(c)	2,505,000	2,724,389
WaMu Mortgage Trust, Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.71%, 08/25/33(c)	1,254,288	1,246,782
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.80%, 07/25/34(c)	515,486	526,154
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.74%, 12/25/34(c)	1,334,025	1,296,636
Series 2006-16, Class A12, Pass Through Ctfs., 5.00%, 11/25/36	153,431	153,376

Total Asset-Backed Securities (Cost $35,047,256)		35,777,412

U.S. Government Sponsored Mortgage-Backed Securities—5.24%

Collateralized Mortgage Obligations—0.29%
Freddie Mac REMICS, 5.00%, 01/15/13	1,176,865	1,215,922

Federal Home Loan Mortgage Corp. (FHLMC)—1.02%
Pass Through Ctfs., 8.00%, 11/20/12	22,696	22,928
9.00%, 05/01/15	102,250	114,499
7.50%, 06/01/16 to 07/01/24	277,976	299,784
7.00%, 12/01/16 to 10/01/34	1,175,890	1,355,570
6.00%, 02/01/17 to 03/01/23	1,158,452	1,269,391
8.50%, 02/01/19 to 08/17/26	783,802	929,550
6.50%, 12/01/35	160,547	181,857

		4,173,579

Federal National Mortgage Association (FNMA)—2.79%
Pass Through Ctfs., 7.50%, 02/01/15 to 02/01/31	851,301	988,285
7.00%, 04/01/15 to 08/01/36	5,924,845	6,750,903
8.50%, 09/01/15 to 07/01/30	466,276	547,653
6.50%, 11/01/16 to 10/01/35	1,608,151	1,803,922
8.00%, 12/01/17 to 08/01/32	988,774	1,152,127
9.00%, 02/01/21 to 01/01/30	168,366	195,131
10.00%, 05/01/26	11,452	11,540

		11,449,561

Government National Mortgage Association (GNMA)—1.14%
Pass Through Ctfs., 6.50%, 10/15/13 to 02/15/34	2,332,789	2,669,504
7.00%, 05/15/17 to 06/15/32	1.053,850	1,181,647
6.00%, 06/15/18	307,696	334,806
7.75%, 11/15/19 to 02/15/21	196,017	226,353
7.50%, 12/20/25 to 07/15/32	127,918	149,811
8.50%, 07/20/27	94,827	113,664

		4,675,785

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $19,022,978)		21,514,847

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal
	Amount	Value
U.S. Government Sponsored Agency Securities—2.08%

Federal Home Loan Mortgage Corp. (FHLMC)—1.24%
Unsec. Global Notes, 1.63%, 04/15/13	$5,000,000	$5,110,776

Federal National Mortgage Association (FNMA)—0.84%
Unsec. Global Notes, 2.63%, 11/20/14	3,270,000	3,430,512

Total U.S. Government Sponsored Agency Securities (Cost $8,245,800)		8,541,288

Municipal Obligation—0.25%
Kentucky (State of) Asset/Liability Commission; Series 2010, Taxable General Funding RN, 3.17%, 04/01/18 (Cost $1,000,000)	1,000,000	1,000,770

	Shares
Money Market Funds—4.50%
Liquid Assets Portfolio — Institutional Class (h)	9,237,388	9,237,388
Premier Portfolio — Institutional Class (h)	9,237,387	9,237,387

Total Money Market Funds (Cost $18,474,775)		18,474,775

TOTAL INVESTMENTS—99.01% (Cost $396,595,771)		406,554,387

OTHER ASSETS LESS LIABILITIES—0.99%		4,074,276

NET ASSETS—100.00%		$410,628,663

Investment Abbreviations:

Ctfs.	— Certificates
Gtd.	— Guaranteed
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
RN	— Revenue Notes
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $69,424,161, which represented 16.91% of the Trust’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2011 represented 0.00% of the Fund’s Net Assets.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Short Term Bond Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Short Term Bond Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$18,474,775	$—	$—	$18,474,775
U.S. Treasury Securities	—	54,948,020	—	54,948,020
U.S. Government Sponsored Securities	—	30,056,135	—	30,056,135
Corporate Debt Securities	—	266,297,275	0	266,297,275
Asset Backed Securities	—	35,777,412	—	35,777,412
Municipal Obligations	—	1,000,770	—	1,000,770

	$18,474,775	$388,079,612	$0	$406,554,387

Futures*	(136,489)	—	—	(136,489)

Total Investments	$18,338,286	$388,079,612	$0	$406,417,898

*	Unrealized appreciation (depreciation).
Invesco Short Term Bond Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts (a)	$65,381	$(201,870)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the three months ended May 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures *

Realized Gain (Loss)
Interest rate risk	$(1,998,789)
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(92,205)

Total	$(2,090,994)

*	The average notional value outstanding of futures during the period was $112,108,750.

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	183	September-2011/Long	$40,111,313	$65,381
U.S. Treasury 5 Year Notes	301	September-2011/Short	(35,861,328)	(106,452)
U.S. Treasury 10 Year Notes	256	September-2011/Short	(31,388,000)	(94,538)
U.S. Long Bonds	10	September-2011/Short	(1,248,438)	(880)

Subtotal				$(201,870)

Total				$(136,489)

Invesco Short Term Bond Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $44,162,396 and $37,011,112, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,841,543
Aggregate unrealized (depreciation) of investment securities	(882,927)

Net unrealized appreciation of investment securities	$9,958,616

Cost of investments is the same for tax and financial statement purposes.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Short Term Bond Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco LIBOR Alpha Fund and Invesco Van Kampen Limited Duration Fund (the “Target Funds”) in exchange for shares of the Fund.
     The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reogranization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco Short Term Bond Fund

Invesco U.S. Government Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments
May 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities—68.61%

Collateralized Mortgage Obligations—39.28%
Fannie Mae Grantor Trust, 5.34%, 04/25/12	$8,000,000	$8,326,466

Fannie Mae REMICs, 4.00%, 09/25/16 to 02/25/40	5,913,104	6,174,254

4.50%, 11/25/16 to 05/25/29	5,904,389	6,164,206

5.00%, 02/25/17 to 09/25/37	16,315,351	17,484,583

5.50%, 04/25/17 to 03/25/28	843,827	873,654

4.25%, 12/25/19 to 06/25/22	3,934,087	4,145,672

3.50%, 12/25/31	2,167,085	2,280,528

0.49%, 05/25/36(a)	5,436,197	5,446,309

6.58%, 06/25/39(a)	2,578,116	3,003,139

Federal Home Loan Bank, 4.55%, 04/27/12	462,608	478,670

5.27%, 12/28/12	2,465,977	2,598,184

Freddie Mac REMICs, 6.75%, 06/15/11	15	15

5.25%, 08/15/11 to 08/15/32	5,047,610	5,338,863

5.38%, 08/15/11 to 09/15/11	698,548	703,128

3.88%, 12/15/12	126,255	127,297

3.50%, 06/15/16 to 12/15/27	9,196,967	9,544,939

4.00%, 02/15/17 to 02/15/30	19,733,871	20,756,173

4.50%, 04/15/17 to 10/15/36	10,868,082	11,330,068

5.00%, 09/15/17 to 11/15/32	13,669,844	14,074,016

3.00%, 10/15/18	3,200,000	3,332,668

3.75%, 10/15/18	3,727,565	3,897,131

5.50%, 05/15/26 to 09/15/30	3,846,077	3,928,817

6.00%, 06/15/27 to 09/15/29	4,171,995	4,219,710

0.60%, 04/15/28	2,451,286	2,463,785

0.50%, 03/15/36(a)	5,255,812	5,264,023

0.59%, 11/15/36(a)	6,204,624	6,204,375

0.60%, 06/15/37(a)	6,066,835	6,075,172

1.06%, 11/15/39(a)	3,211,109	3,252,148

Ginnie Mae REMICs, 5.00%, 02/20/30	1,324,977	1,348,190

5.50%, 04/16/31	1,419,978	1,443,522

4.50%, 05/20/33 to 08/20/35	19,162,122	20,340,070

5.77%, 08/20/34(a)	1,833,987	2,015,637

4.00%, 03/20/36 to 02/20/38	10,349,984	10,871,739

		193,507,151

Federal Home Loan Mortgage Corp. (FHLMC)—7.56%
Pass Through Ctfs., 12.00%, 02/01/13	112	113

7.00%, 12/01/14 to 03/01/36	3,890,559	4,427,185

6.50%, 04/01/15 to 02/01/35	5,074,613	5,640,484

8.00%, 12/01/15 to 02/01/35	7,246,430	8,608,786

10.00%, 02/01/16 to 04/01/20	250,742	289,186

6.00%, 06/01/17 to 05/01/33	4,549,880	5,008,246

10.50%, 08/01/19 to 01/01/21	46,607	53,184

4.50%, 09/01/20	3,321,754	3,544,242

8.50%, 09/01/20 to 05/01/26	105,252	121,980

9.50%, 11/01/20 to 04/01/25	210,230	246,517

9.00%, 06/01/21 to 04/01/25	865,154	993,181

7.05%, 05/20/27	523,298	602,906

7.50%, 09/01/30 to 05/01/34	5,575,951	6,560,478

6.03%, 10/20/30	1,024,748	1,152,513

		37,249,001

Federal National Mortgage Association (FNMA)—16.36%
Pass Through Ctfs., 5.00%, 01/01/17 to 04/01/23	9,308,773	10,014,127

7.50%, 06/01/11 to 08/01/36	7,734,658	9,013,860

8.00%, 02/01/12 to 12/01/36	7,060,041	8,273,610

8.50%, 06/01/12 to 08/01/37	4,132,718	4,915,611

7.00%, 10/01/12 to 06/01/36	11,746,082	13,441,207

6.00%, 10/01/13 to 04/01/24	2,013,298	2,200,746

6.50%, 04/01/16 to 09/01/34	5,755,875	6,442,607

9.50%, 07/01/16 to 08/01/22	41,612	47,617

9.00%, 12/01/16	71,944	82,301

4.50%, 09/01/18 to 11/01/21	22,235,727	23,808,859

10.00%, 12/20/19 to 12/20/21	234,647	266,204

5.50%, 03/01/21 to 10/01/22	497,899	540,365

6.75%, 07/01/24	975,025	1,110,079

10.26%, 04/20/25	121,396	137,002

6.95%, 07/01/25 to 09/01/26	264,056	304,111

		80,598,306

Government National Mortgage Association (GNMA)—5.41%
Pass Through Ctfs., 7.00%, 08/20/12 to 12/15/36	2,352,189	2,733,830

13.50%, 10/15/12	2,001	2,018

12.00%, 02/15/13 to 07/15/15	11,106	11,613

13.00%, 10/15/14 to 12/15/14	24,056	24,270

11.00%, 09/15/15	381	384

10.50%, 02/15/16	2,533	2,556

10.00%, 06/15/16 to 07/15/24	381,466	425,935

8.50%, 09/20/16 to 01/15/37	123,313	142,550

9.00%, 10/15/16 to 04/15/21	28,466	31,655

8.75%, 10/20/16	32,118	36,060

8.00%, 03/20/17 to 08/15/36	2,897,836	3,459,147

9.50%, 08/15/17 to 03/15/23	142,925	167,717

6.50%, 09/15/17 to 09/15/34	6,491,765	7,323,930

6.95%, 07/20/25 to 11/20/26	994,518	1,148,066

7.50%, 03/15/26 to 10/15/35	2,966,328	3,516,763

6.00%, 12/15/28 to 08/15/33	2,515,426	2,820,833

6.10%, 12/20/33	4,141,679	4,784,795

		26,632,122

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $327,212,211)		337,986,580

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Government Fund

		Principal
		Amount	Value
| | |
U.S. Treasury Securities—14.18%
U.S. Treasury Notes—13.59%
4.50%	02/15/16	$7,000	$7,950,469

2.75%	05/31/17	6,000	6,240,000

2.38%(b)	07/31/17	20,000	20,315,625

3.50%	05/15/20	10,000	10,510,938

2.63%	08/15/20	7,000	6,823,906

3.13%	05/15/21	15,000	15,098,437

			66,939,375

U.S. Treasury Bonds—0.59%
4.25%	05/15/39	2,900	2,923,109

Total U.S. Treasury Securities (Cost $69,693,789)			69,862,484
U.S. Government Sponsored Agency Securities—13.58%
Federal Agricultural Mortgage Corp.—0.71%
Unsec. Notes, 1.25%, 12/06/13		3,500,000	3,520,740

Federal Farm Credit Bank (FFCB)—7.23%
Bonds, 3.00%, 09/22/14		3,600,000	3,823,759

5.75%, 01/18/22		16,000,000	16,445,541

Global Bonds, 1.38%, 06/25/13		7,000,000	7,115,664

Medium-Term Notes, 5.75%, 12/07/28		7,000,000	8,241,591

			35,626,555

Federal Home Loan Bank (FHLB)—0.21%
Unsec. Global Bonds, 1.63%, 03/20/13		1,000,000	1,021,541

Federal National Mortgage Association (FNMA)—5.43%
Unsec. Global Notes, 0.75%, 12/18/13		2,500,000	2,499,182

2.50%, 05/15/14		10,000,000	10,464,431

3.00%, 09/16/14		5,400,000	5,729,638

1.63%, 10/26/15		6,000,000	6,001,683

5.25%, 09/15/16		1,750,000	2,033,579

			26,728,513
Total U.S. Government Sponsored Agency Securities (Cost $64,258,825)			66,897,349

Foreign Bonds—1.75%
Collateralized Mortgage Obligations—1.24%
La Hipotecaria S.A. (Panama) -Series 2010- 1 GA, Class A, Floating Rate Pass Through Ctfs., 3.50%, 09/08/39 (a)(c)		5,904,693	6,085,524

Sovereign Debt—0.51%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24		$2,200,000	$2,491,756

Total Foreign Bonds (Cost $8,314,994)			8,577,280

	Shares
Money Market Funds—2.29%
Government & Agency Portfolio - Institutional Class (Cost $11,293,193)(d)	11,293,193	11,293,193

TOTAL INVESTMENTS—100.41% (Cost $480,773,012)		494,616,886

OTHER ASSETS LESS LIABILITIES—(0.41)%		(2,022,682)

NET ASSETS—100.00%		$492,594,204

Investment Abbreviations:

Ctfs.	— Certificates
Gtd.	— Guaranteed
REMIC	— Real Estate Mortgage Investment Conduits
Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2011 represented 1.24% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco U.S. Government Fund

A.	Security Valuations – (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all
Invesco U.S. Government Fund

E.	Futures Contracts – (continued)

exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$11,293,193	$—	$—	$11,293,193

U.S. Treasury Securities	—	69,862,484	—	69,862,484

U.S. Government Sponsored Securities	—	404,883,929	—	404,883,929

Foreign Government Debt Securities	—	8,577,280	—	8,577,280

	$11,293,193	$483,323,693	$—	$494,616,886

Futures*	615,477	—	—	615,477

Total Investments	$11,908,670	$483,323,693	$—	$495,232,363

*	Unrealized appreciation.
NOTE 3 — Derivative Instruments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Invesco U.S. Government Fund

Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts	$660,937	$(45,460)

Effect of Derivative Instruments for the three months ended May 31, 2011
The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of
Operations
Futures *

Realized Gain Interest rate risk	3,441,901

Change in Unrealized Appreciation Interest rate risk	266,045

Total	$3,707,946

*	The average notional value of futures outstanding during the period was $140,617,417.

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 2 Year Notes	225	September-2011/Long	$49,317,188	$57,340

U.S. Treasury 5 Year Notes	57	September-2011/Long	6,791,016	(2,346)

U.S. Treasury 10 Year Notes	387	September-2011/Long	47,449,828	244,086

Ultra U.S. Treasury Bonds	352	September-2011/Long	45,430,000	359,511

Subtotal			$148,988,032	$658,591

U.S. Treasury 30 Year Bonds	188	September-2011/Short	(23,470,625)	(43,114)

Total			$125,517,407	$615,477

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $26,510,979 and $43,510,972, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $14,874,669 and $25,643,831, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,238,650

Aggregate unrealized (depreciation) of investment securities	(726,480)

Net unrealized appreciation of investment securities	$13,512,170

Cost of investments for tax purposes is $481,104,716.
Invesco U.S. Government Fund

NOTE 5 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco U.S. Government Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Van Kampen Government Securities Fund (the “Target Fund”) in exchange for shares of the Fund.
          The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reogranization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco U.S. Government Fund

Invesco Van Kampen Core Plus Fixed
Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments
May 31, 2011
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 48.6%
	Advertising 0.5%
$365	WPP Finance (United Kingdom)	8.000%	09/15/14	$430,645

	Aerospace & Defense 0.3%
10	Alliant Techsystems, Inc.	6.875	09/15/20	10,550
145	Bombardier, Inc. (Canada) (a)	7.500	03/15/18	163,669
30	Bombardier, Inc. (Canada) (a)	7.750	03/15/20	33,750
2	Hexcel Corp.	6.750	02/01/15	2,050
5	Huntington Ingalls Industries, Inc. (a)	6.875	03/15/18	5,225
10	Huntington Ingalls Industries, Inc. (a)	7.125	03/15/21	10,462
10	Spirit Aerosystems, Inc.	6.750	12/15/20	10,275
15	Triumph Group, Inc.	8.000	11/15/17	16,125

				252,106

	Agricultural Products 0.3%
220	Bunge, Ltd. Finance Corp.	4.100	03/15/16	229,906

	Airlines 0.5%
5	American Airlines, Inc. (a)	7.500	03/15/16	4,962
355	American Airlines Pass Through Trust, Class B (a)	7.000	01/31/18	339,912
15	Continental Airlines, Inc., Class C	7.339	04/19/14	15,226
25	Delta Air Lines, Inc. (a)	12.250	03/15/15	28,375
5	Delta Air Lines Pass Through Trust, Class B	6.375	07/02/17	4,750
5	Delta Air Lines Pass Through Trust, Class B	6.750	05/23/17	4,788
29	US Airways Pass Through Trust, Class C	6.820	01/30/16	26,975

				424,988

See accompanying notes which are an integral part of this schedule.
                     Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Alternative Carriers 0.1%
$25	Cogent Communications Group, Inc. (a)	8.375%	02/15/18	$26,187
15	Level 3 Communications, Inc. (a)	11.875	02/01/19	16,706
5	Level 3 Escrow, Inc. (a)	8.125	07/01/19	5,088
10	Level 3 Financing, Inc.	9.250	11/01/14	10,300
10	Level 3 Financing, Inc. (a)	9.375	04/01/19	10,625

				68,906

	Apparel, Accessories & Luxury Goods 0.1%
35	Hanesbrands, Inc.	6.375	12/15/20	34,475
45	Jones Group, Inc.	6.875	03/15/19	43,875
15	Phillips-Van Heusen Corp.	7.375	05/15/20	16,275

				94,625

	Apparel Retail 0.4%
3	Brown Shoe Co., Inc. (a)	7.125	05/15/19	2,925
17	Express LLC	8.750	03/01/18	18,487
320	Gap, Inc.	5.950	04/12/21	314,189
5	J Crew Group, Inc. (a)	8.125	03/01/19	4,825
5	Limited Brands, Inc.	6.625	04/01/21	5,219

				345,645

	Asset Management & Custody Banks 0.0%
2	DJO Finance LLC (a)	7.750	04/15/18	2,062
7	First Data Corp. (a)	7.375	06/15/19	7,140

				9,202

	Auto Parts & Equipment 0.0%
14	Allison Transmission, Inc. (a)	7.125	05/15/19	14,035
5	Dana Holding Corp.	6.500	02/15/19	5,000
5	Dana Holding Corp.	6.750	02/15/21	5,025
15	Tenneco, Inc.	6.875	12/15/20	15,562

				39,622

See accompanying notes which are an integral part of this schedule.
                     Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Automobile Manufacturers 0.1%
$45	Ford Motor Co.	7.450%	07/16/31	$51,413

	Automotive Retail 0.7%
400	Advance Auto Parts, Inc.	5.750	05/01/20	429,725
175	O’Reilly Automotive, Inc.	4.875	01/14/21	179,356

				609,081

	Biotechnology 0.0%
5	STHI Holding Corp. (a)	8.000	03/15/18	5,188

	Brewers 0.2%
125	Anheuser-Busch InBev Worldwide, Inc.	5.375	11/15/14	139,826

	Broadcasting 0.5%
255	CBS Corp.	8.875	05/15/19	330,097
50	COX Communications, Inc. (a)	8.375	03/01/39	68,809

				398,906

	Building Products 0.3%
35	Associated Materials LLC (a)	9.125	11/01/17	36,050
25	Building Materials Corp. of America (a)	6.875	08/15/18	25,812
20	Building Materials Corp. of America (a)	7.500	03/15/20	21,250
42	Nortek, Inc. (a)	8.500	04/15/21	40,530
30	Ply Gem Industries, Inc. (a)	8.250	02/15/18	29,475
35	Roofing Supply Group LLC / Roofing Supply Finance, Inc. (a)	8.625	12/01/17	36,138
35	USG Corp.	9.750	01/15/18	36,225

				225,480

	Cable & Satellite 1.7%
80	Comcast Corp.	6.450	03/15/37	87,349
See accompanying notes which are an integral part of this schedule.
                     Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Cable & Satellite (continued)
$20	Comcast Corp.	6.500%	01/15/15	$23,003
725	DirecTV Holdings LLC	7.625	05/15/16	792,515
10	Intelsat Jackson Holdings SA (Luxembourg) (a)	7.500	04/01/21	10,125
355	Time Warner Cable, Inc.	5.875	11/15/40	350,854
200	Virgin Media Secured Finance PLC (United Kingdom) (a)	5.250	01/15/21	208,866

				1,472,712

	Casinos & Gaming 0.1%
10	Ameristar Casinos, Inc. (a)	7.500	04/15/21	10,450
5	CityCenter Holdings LLC (a)(b)	10.750	01/15/17	5,581
10	Harrah’s Operating Co., Inc.	10.000	12/15/18	9,325
15	Harrah’s Operating Co., Inc.	12.750	04/15/18	15,487
5	MGM Mirage, Inc. (a)	10.000	11/01/16	5,469
10	Pinnacle Entertainment, Inc.	8.625	08/01/17	11,012
5	Snoqualmie Entertainment Authority (a)(c)	4.204	02/01/14	4,588
25	Snoqualmie Entertainment Authority (a)	9.125	02/01/15	25,250
15	Wynn Las Vegas LLC	7.750	08/15/20	16,538
15	Wynn Las Vegas LLC	7.875	11/01/17	16,500

				120,200

	Coal & Consumable Fuels 0.2%
100	Adaro Indonesia PT (a)	7.625	10/22/19	111,625
5	Alpha Natural Resources, Inc.	6.000	06/01/19	5,069
2	Alpha Natural Resources, Inc.	6.250	06/01/21	2,050
30	Consol Energy, Inc.	8.250	04/01/20	33,450

				152,194

	Communications Equipment 0.0%
25	Avaya, Inc. (a)	7.000	04/01/19	24,500
10	EH Holding Corp. (a)	6.500	06/15/19	10,200
See accompanying notes which are an integral part of this schedule.
                     Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Communications Equipment (continued)
$5	EH Holding Corp. (a)	7.625%	06/15/21	$5,150

				39,850

	Computer & Electronics Retail 0.0%
2	RadioShack Corp. (a)	6.750	05/15/19	2,015
15	Rent-A-Center, Inc. (a)	6.625	11/15/20	15,038

				17,053

	Computer Hardware 0.0%
10	SunGard Data Systems, Inc.	7.625	11/15/20	10,400

	Computer Storage & Peripherals 0.0%
5	Seagate HDD Cayman (Cayman Islands) (a)	7.000	11/01/21	5,088

	Construction & Engineering 0.1%
5	Dycom Investments, Inc. (a)	7.125	01/15/21	5,187
5	Great Lakes Dredge & Dock Corp. (a)	7.375	02/01/19	5,119
25	MasTec, Inc.	7.625	02/01/17	25,625
45	Tutor Perini Corp. (a)	7.625	11/01/18	44,775

				80,706

	Construction & Farm Machinery & Heavy Trucks 0.0%
14	Commercial Vehicle Group, Inc. (a)	7.875	04/15/19	14,385
23	Navistar International Corp.	8.250	11/01/21	25,357

				39,742

	Construction Materials 0.2%
10	Building Materials Corp. of America (a)	6.750	05/01/21	10,150
100	Cemex SAB de CV (Mexico) (a)	9.000	01/11/18	104,491
25	Texas Industries, Inc.	9.250	08/15/20	26,594

				141,235

See accompanying notes which are an integral part of this schedule.
                     Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Consumer Finance 0.7%
$85	Ally Financial, Inc.	7.500%	09/15/20	$91,800
155	SLM Corp.	5.000	10/01/13	161,843
325	SLM Corp.	6.250	01/25/16	341,535

				595,178

	Data Processing & Outsourced Services 0.0%
25	CoreLogic, Inc. (a)	7.250	06/01/21	24,931

	Department Stores 0.3%
205	Macy’s Retail Holdings, Inc.	5.350	03/15/12	213,200
70	Sears Holdings Corp. (a)	6.625	10/15/18	64,750

				277,950

	Distillers & Vintners 0.0%
20	Constellation Brands, Inc.	7.250	05/15/17	21,850

	Diversified Banks 8.2%
420	Abbey National Treasury Services PLC (United Kingdom) (a)	3.875	11/10/14	431,503
100	Akbank TAS (Turkey) (a)	5.125	07/22/15	104,047
100	Banco de Credito del Peru/Panama (a)	4.750	03/16/16	98,821
100	BanColombia SA (Colombia) (a)	5.950	06/03/21	100,356
100	Bangkok Bank PCL (Thailand) (a)	4.800	10/18/20	97,165
500	Bank of Nova Scotia (Canada)	2.375	12/17/13	514,960
550	Barclays Bank PLC (United Kingdom)	6.750	05/22/19	635,471
190	Credit Suisse (Switzerland)	5.400	01/14/20	198,802
360	HBOS PLC (United Kingdom) (a)	6.750	05/21/18	360,977
531	HSBC Finance Corp. (a)	6.676	01/15/21	570,892
15	HSBC Finance Corp.	7.000	05/15/12	15,893
255	ING Bank NV (Netherlands) (a)	3.000	09/01/15	255,009
See accompanying notes which are an integral part of this schedule.
                     Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Banks (continued)
$375	Lloyds TSB Bank PLC (United Kingdom)	4.875%	01/21/16	$389,425
725	Lloyds TSB Bank PLC (United Kingdom) (a)	5.800	01/13/20	754,571
575	Nordea Bank AB (Sweden) (a)	4.875	01/27/20	608,526
10	RBS Capital Trust II (h)	6.425	12/29/49	7,562
475	Royal Bank of Scotland PLC (United Kingdom)	3.400	08/23/13	487,938
700	Santander US Debt SA (Spain) (a)	3.724	01/20/15	688,737
420	Standard Chartered Bank (United Kingdom) (a)	6.400	09/26/17	471,871
200	Standard Chartered PLC (United Kingdom) (a)	3.850	04/27/15	209,429
175	VTB Bank Via VTB Capital SA (Luxembourg) (a)	6.551	10/13/20	180,264

				7,182,219

	Diversified Capital Markets 0.9%
200	UBS AG Stamford CT (Switzerland)	5.875	12/20/17	226,628
560	UBS AG Stamford CT (Switzerland)	3.875	01/15/15	592,651

				819,279

	Diversified Metals & Mining 1.2%
170	Anglo American Capital PLC (United Kingdom) (a)	9.375	04/08/19	229,930
260	Freeport-McMoRan Cooper & Gold, Inc.	8.375	04/01/17	285,187
5	Midwest Vanadium Pty, Ltd. (Australia) (a)	11.500	02/15/18	5,273
2	Mirabela Nickel, Ltd. (Australia) (a)	8.750	04/15/18	2,039
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Metals & Mining (continued)
$150	Southern Copper Corp.	5.375%	04/16/20	$156,853
225	Southern Copper Corp.	6.750	04/16/40	226,731
2	Taseko Mines, Ltd.	7.750	04/15/19	2,066
2	Thompson Creek Metals Co., Inc. (Canada) (a)	7.375	06/01/18	2,027
100	Vedanta Resources PLC (United Kingdom) (a)	9.500	07/18/18	110,695

				1,020,801

	Diversified REIT’s 0.4%
330	Qatari Diar Finance QSC (Qatar) (a)	5.000	07/21/20	338,508

	Diversified Support Services 0.4%
350	International Lease Finance Corp.	5.750	05/15/16	353,281

	Drug Retail 0.7%
218	CVS Pass-Through Trust	6.036	12/10/28	235,805
286	CVS Pass-Through Trust (a)	8.353	07/10/31	347,469

				583,274

	Electric Utilities 0.7%
299	DCP Midstream LLC (a)	9.750	03/15/19	397,192
100	Dubai Electricity & Water Authority (United Arab Emirates) (a)	7.375	10/21/20	103,000
100	Majapahit Holding BV (Netherlands) (a)	7.750	01/20/20	117,218

				617,410

	Electrical Components & Equipment 0.0%
5	Polypore International, Inc. (a)	7.500	11/15/17	5,338

	Electronic Components 0.3%
85	Corning, Inc.	6.625	05/15/19	100,279
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electronic Components (continued)
$135	Corning, Inc.	7.250%	08/15/36	$159,020

				259,299

	Electronic Manufacturing Services 0.1%
70	Jabil Circuit, Inc.	5.625	12/15/20	69,825
15	Sanmina-SCI Corp. (a)	7.000	05/15/19	14,700

				84,525

	Environmental & Facilities Services 0.0%
30	Clean Harbors, Inc. (a)	7.625	08/15/16	32,250

	Forest Products 0.0%
15	Millar Western Forest Products,
	Ltd. (a)	8.500	04/01/21	14,400

	Gas Utilities 0.0%
35	Suburban Propane Partners LLC	7.375	03/15/20	37,538

	General Merchandise Stores 0.3%
285	Family Dollar Stores, Inc.	5.000	02/01/21	283,472

	Gold 0.3%
240	Barrick Gold Corp. (Canada) (a)	2.900	05/30/16	241,551

	Health Care Distributors 0.4%
65	McKesson Corp.	3.250	03/01/16	67,227
85	McKesson Corp.	4.750	03/01/21	89,438
170	McKesson Corp.	6.000	03/01/41	184,364

				341,029

	Health Care Equipment 0.0%
20	DJO Finance LLC (a)	9.750	10/15/17	21,250

	Health Care Facilities 0.1%
35	HCA, Inc.	7.875	02/15/20	38,587
5	Healthsouth Corp.	7.250	10/01/18	5,313
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care Facilities (continued)
$5	Healthsouth Corp.	7.750%	09/15/22	$5,338
7	Select Medical Corp. (c)	6.211	09/15/15	6,790
5	Tenet Healthcare Corp.	8.000	08/01/20	5,200
40	Tenet Healthcare Corp.	9.250	02/01/15	44,250

				105,478

	Health Care Services 0.5%
170	Express Scripts, Inc.	3.125	05/15/16	172,295
155	Highmark, Inc. (a)	4.750	05/15/21	158,533
145	Highmark, Inc. (a)	6.125	05/15/41	148,709

				479,537

	Health Care Technology 0.0%
20	MedAssets, Inc. (a)	8.000	11/15/18	20,750

	Home Furnishings 0.0%
15	American Standard Americas (a)	10.750	01/15/16	15,937

	Homebuilding 0.2%
5	Beazer Homes USA, Inc.	6.875	07/15/15	4,737
22	Beazer Homes USA, Inc.	8.125	06/15/16	21,230
100	Corp. GEO SAB de CV (a)	9.250	06/30/20	109,728

				135,695

	Hotels, Resorts & Cruise Lines 0.7%
120	Hyatt Hotels Corp. (a)	6.875	08/15/19	133,645
15	Royal Caribbean Cruises, Ltd.	7.500	10/15/27	15,187
470	Wyndham Worldwide Corp.	5.625	03/01/21	474,113

				622,945

	Household Products 0.3%
25	Central Garden and Pet Co.	8.250	03/01/18	26,500
235	Energizer Holdings, Inc. (a)	4.700	05/19/21	237,734

				264,234

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Independent Power Producers & Energy Traders 0.1%
$10	AES Corp.	7.750%	10/15/15	$10,912
40	AES Corp.	8.000	10/15/17	43,400

				54,312

	Industrial Conglomerates 2.2%
255	General Electric Co.	5.250	12/06/17	286,835
180	NBC Universal Media LLC (a)	2.100	04/01/14	182,728
170	NBC Universal Media LLC (a)	5.950	04/01/41	176,746
1,200	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	1,239,943

				1,886,252

	Industrial Machinery 0.7%
15	Cleaver-Brooks, Inc. (a)	12.250	05/01/16	15,712
555	Pentair, Inc.	5.000	05/15/21	560,961

				576,673

	Industrial REIT’s 0.0%
25	DuPont Fabros Technology, LP	8.500	12/15/17	27,688

	Integrated Oil & Gas 1.3%
100	Lukoil International Finance BV (Netherlands) (a)	7.250	11/05/19	112,252
870	Petrobras International Finance Co. (Cayman Islands)	3.875	01/27/16	885,391
100	Petrobras International Finance Co. (Cayman Islands)	5.375	01/27/21	103,206

				1,100,849

	Integrated Telecommunication Services 1.7%
13	AT&T Corp.	8.000	11/15/31	17,363
145	AT&T, Inc.	2.950	05/15/16	147,268
75	AT&T, Inc.	4.450	05/15/21	76,546
10	Integra Telecom Holdings, Inc. (a)	10.750	04/15/16	10,525
See accompanying notes which are an integral part of this schedule.
                     Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Integrated Telecommunication Services (continued)
$10	Intelsat Jackson Holdings SA (Luxembourg) (a)	7.250%	04/01/19	$10,150
20	Intelsat Jackson Holdings SA (Luxembourg) (a)	7.250	10/15/20	20,150
350	NBC Universal Media LLC (a)	5.150	04/30/20	375,316
375	Telefonica Emisiones SAU (Spain)	5.462	02/16/21	390,158
305	Verizon Communications, Inc.	8.950	03/01/39	435,680

				1,483,156

	Internet Software & Services 0.0%
10	Equinix, Inc.	8.125	03/01/18	10,900

	Investment Banking & Brokerage 2.3%
5	E*Trade Financial Corp.	6.750	06/01/16	5,012
505	Macquarie Group Ltd. (Australia) (a)	6.000	01/14/20	525,092
500	Morgan Stanley	3.800	04/29/16	502,215
450	Morgan Stanley	4.000	07/24/15	467,685
350	Morgan Stanley	5.750	01/25/21	365,748
145	Raymond James Financial, Inc.	4.250	04/15/16	150,278

				2,016,030

	Leisure Facilities 0.0%
5	Speedway Motorsports, Inc.	6.750	02/01/19	5,056

	Life & Health Insurance 2.2%
660	Nationwide Financial Services (a)	5.375	03/25/21	680,928
425	Pacific LifeCorp (a)	6.000	02/10/20	463,752
550	Prudential Financial, Inc.	4.750	09/17/15	598,005
130	Prudential Financial, Inc.	7.375	06/15/19	156,823

				1,899,508

See accompanying notes which are an integral part of this schedule.
                     Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Life Sciences Tools & Services 0.5%
$390	Life Technologies Corp.	6.000%	03/01/20	$427,204

	Managed Health Care 0.4%
180	CIGNA Corp.	4.500	03/15/21	183,372
125	CIGNA Corp.	5.875	03/15/41	128,257

				311,629

	Marine 0.0%
2	Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc. (Marshall Islands) (a)	8.625	11/01/17	2,097

	Movies & Entertainment 0.5%
40	AMC Entertainment, Inc.	8.750	06/01/19	43,250
25	NAI Entertainment Holdings LLC (a)	8.250	12/15/17	27,125
285	Time Warner, Inc.	5.875	11/15/16	327,975

				398,350

	Multi-Line Insurance 0.3%
2	Fairfax Financial Holdings, Ltd. (Canada) (a)	5.800	05/15/21	2,010
5	Liberty Mutual Group, Inc. (a)	5.000	06/01/21	4,942
225	Liberty Mutual Group, Inc. (a)	7.800	03/15/37	234,000

				240,952

	Office REIT’s 0.8%
675	Digital Realty Trust LP	4.500	07/15/15	708,753

	Office Services & Supplies 0.9%
740	Steelcase, Inc.	6.375	02/15/21	777,833

See accompanying notes which are an integral part of this schedule.
                     Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Drilling 0.5%
$385	Transocean, Inc. (Cayman Islands)	4.950%	11/15/15	$415,926

	Oil & Gas Equipment & Services 0.0%
10	Bristow Group, Inc.	7.500	09/15/17	10,562
15	Key Energy Services, Inc.	6.750	03/01/21	15,178
4	Oil States International, Inc. (a)	6.500	06/01/19	4,023
10	SESI LLC (a)	6.375	05/01/19	10,050

				39,813

	Oil & Gas Exploration & Production 0.7%
2	Brigham Exploration Co. (a)	6.875	06/01/19	2,010
20	Chaparral Energy, Inc. (a)	8.250	09/01/21	20,700
5	Chesapeake Energy Corp.	6.125	02/15/21	5,100
12	Chesapeake Energy Corp.	6.625	08/15/20	12,660
5	Concho Resources, Inc./Midland TX	6.500	01/15/22	5,050
15	Continental Resources, Inc.	8.250	10/01/19	16,556
20	Delta Petroleum Corp.	7.000	04/01/15	15,900
5	EXCO Resources, Inc.	7.500	09/15/18	5,037
17	Forest Oil Corp.	7.250	06/15/19	17,574
100	Gazprom OAO Via Gaz Capital SA (Luxembourg) (a)	6.510	03/07/22	107,880
315	Pemex Project Funding Master Trust	6.625	06/15/35	333,498
5	Petrohawk Energy Corp. (a)	6.250	06/01/19	4,925
25	Petrohawk Energy Corp.	7.250	08/15/18	26,188
30	Plains Exploration & Production Co.	6.625	05/01/21	30,075
20	Range Resources Corp.	5.750	06/01/21	20,000
10	SM Energy Co. (a)	6.625	02/15/19	10,288

				633,441

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Refining & Marketing 0.1%
$20	Tesoro Corp.	6.500%	06/01/17	$20,675
35	United Refining Co. (a)	10.500	02/28/18	35,503

				56,178

	Oil & Gas Storage & Transportation 1.5%
6	Chesapeake Midstream Partners, LP / CHKM Finance Corp. (a)	5.875	04/15/21	6,007
20	Copano Energy LLC	7.125	04/01/21	20,200
210	Energy Transfer Partners, LP	4.650	06/01/21	210,115
150	Enterprise Products Operating LLC	5.250	01/31/20	162,230
420	Enterprise Products Operating LLC	6.500	01/31/19	488,748
10	Inergy LP (a)	6.875	08/01/21	10,212
25	MarkWest Energy Partners LLC	6.500	08/15/21	25,375
30	Overseas Shipholding Group, Inc.	8.125	03/30/18	29,213
20	Regency Energy Partners LP	6.875	12/01/18	21,075
20	Targa Resources Partners, LP (a)	6.875	02/01/21	19,900
255	Texas Eastern Transmission LP	7.000	07/15/32	312,204

				1,305,279

	Other Diversified Financial Services 2.2%
250	Bank of America Corp.	3.700	09/01/15	256,775
130	Bank of America Corp.	5.650	05/01/18	139,155
220	Bank of America Corp.	7.625	06/01/19	261,874
115	Bear Stearns Co., Inc.	5.550	01/22/17	126,245
330	Citigroup, Inc.	6.125	05/15/18	367,825
250	ERAC USA Finance LLC (a)	5.800	10/15/12	265,538
85	International Lease Finance Corp.	8.250	12/15/20	95,731
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Other Diversified Financial Services (continued)
$190	JPMorgan Chase & Co.	6.300%	04/23/19	$217,437
215	Merrill Lynch & Co., Inc.	6.110	01/29/37	215,061

				1,945,641

	Packaged Foods & Meats 1.0%
10	Del Monte Foods Co. (a)	7.625	02/15/19	10,250
305	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	309,591
460	Kraft Foods, Inc.	5.375	02/10/20	503,212
70	Kraft Foods, Inc.	7.000	08/11/37	82,793

				905,846

	Paper Packaging 0.0%
5	Cascades, Inc. (Canada)	7.875	01/15/20	5,312

	Paper Products 0.2%
24	Boise Cascade LLC	7.125	10/15/14	23,940
15	Clearwater Paper Corp. (a)	7.125	11/01/18	15,675
100	Fibria Overseas Finance Ltd. (Cayman Islands) (a)	7.500	05/04/20	113,169
5	Mercer International, Inc.	9.500	12/01/17	5,506
15	P.H. Glatfelter Co.	7.125	05/01/16	15,506

				173,796

	Pharmaceuticals 0.0%
25	Valeant Pharmaceuticals International (a)	6.750	10/01/17	24,781

	Railroads 0.2%
130	CSX Corp.	6.150	05/01/37	143,655
2	Kansas City Southern de Mexico SA de CV (Mexico) (a)	6.125	06/15/21	2,028

				145,683

	Regional Banks 1.4%
25	BB&T Capital Trust II	6.750	06/07/36	26,286
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Regional Banks (continued)
$25	CIT Group, Inc. (a)	6.625%	04/01/18	$26,797
465	Nationwide Building Society (United Kingdom) (a)	6.250	02/25/20	495,628
330	PNC Funding Corp.	6.700	06/10/19	392,642
225	Regions Financial Corp.	5.750	06/15/15	230,344
40	Synovus Financial Corp.	5.125	06/15/17	37,800
60	Zions Bancorporation	6.000	09/15/15	62,100

				1,271,597

	Research & Consulting Services 0.0%
15	FTI Consulting, Inc. (a)	6.750	10/01/20	15,375

	Retail REIT’s 0.3%
225	WEA Finance LLC (a)	7.125	04/15/18	266,447

	Semiconductor Equipment 0.0%
25	Amkor Technology, Inc. (a)	6.625	06/01/21	24,687
3	Sensata Technologies BV (Netherlands) (a)	6.500	05/15/19	3,071

				27,758

	Semiconductors 0.1%
50	Freescale Semiconductor, Inc. (a)	9.250	04/15/18	55,875

	Specialized Finance 0.2%
45	CIT Group, Inc.	7.000	05/01/17	45,253
95	Waha Aerospace BV (Netherlands) (a)	3.925	07/28/20	96,295

				141,548

	Specialized REIT’s 1.2%
450	Entertainment Properties Trust (a)	7.750	07/15/20	502,988
175	Health Care REIT, Inc.	6.500	03/15/41	177,794
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Specialized REIT’s (continued)
$3	Host Hotels & Resorts (a)	5.875%	06/15/19	$3,019
15	Host Hotels & Resorts	6.000	11/01/20	15,037
10	MPT Operating Partnership, LP/MPT Finance Corp. (a)	6.875	05/01/21	10,138
330	Senior Housing Properties Trust	4.300	01/15/16	330,619

				1,039,595

	Specialty Chemicals 0.1%
30	Ferro Corp.	7.875	08/15/18	32,025
15	PolyOne Corp.	7.375	09/15/20	16,144

				48,169

	Specialty Stores 0.0%
5	Michaels Stores, Inc. (a)	7.750	11/01/18	5,163

	Steel 0.3%
10	AK Steel Corp.	7.625	05/15/20	10,500
55	ArcelorMittal (Luxembourg)	5.500	03/01/21	55,409
55	ArcelorMittal (Luxembourg)	6.750	03/01/41	55,720
20	United States Steel Corp.	7.000	02/01/18	20,800
110	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	121,228

				263,657

	Systems Software 0.1%
35	Allen Systems Group, Inc. (a)	10.500	11/15/16	36,225
25	Vangent, Inc.	9.625	02/15/15	25,375

				61,600

	Textiles 0.1%
100	Levi Strauss & Co.	7.625	05/15/20	101,500

	Tires & Rubber 0.0%
15	Cooper Tire & Rubber Co.	8.000	12/15/19	16,087

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tobacco 0.4%
$360	Altria Group, Inc.	4.750%	05/05/21	$363,610

	Trading Companies & Distributors 0.0%
20	H&E Equipment Services, Inc.	8.375	07/15/16	20,838
5	Interline Brands, Inc.	7.000	11/15/18	5,150
5	RSC Equipment Rental, Inc./RSC Holdings III LLC	8.250	02/01/21	5,206

				31,194

	Trucking 0.3%
5	Avis Budget Car Rental LLC	8.250	01/15/19	5,213
10	Hertz Corp. (a)	6.750	04/15/19	10,150
20	Hertz Corp. (a)	7.375	01/15/21	20,800
180	Ryder System, Inc.	3.150	03/02/15	185,461
5	Sunstate Equipment Co., LLC (a)	10.500	04/01/13	4,975

				226,599

	Wireless Telecommunication Services 0.8%
240	American Tower Corp.	4.500	01/15/18	241,782
70	American Tower Corp.	4.625	04/01/15	74,393
45	Clearwire Communications LLC (a)	12.000	12/01/15	49,556
40	Cricket Communications, Inc.	7.750	10/15/20	39,700
5	Cricket Communications, Inc. (a)	7.750	10/15/20	4,962
15	MetroPCS Wireless, Inc.	6.625	11/15/20	15,038
5	MetroPCS Wireless, Inc.	7.875	09/01/18	5,384
90	SBA Telecommunications, Inc.	8.250	08/15/19	98,888
70	Sprint Capital Corp.	6.900	05/01/19	73,413
100	Wind Acquisition Finance SA (Luxembourg) (a)	11.750	07/15/17	116,500

				719,616

	Total Corporate Bonds 48.6%			42,438,956

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 36.8%
$2,110	Federal Home Loan Mortgage Corp., June	4.500%	TBA	$2,189,783
5,300	Federal Home Loan Mortgage Corp., June	5.000	TBA	5,635,395
1,850	Federal Home Loan Mortgage Corp., June	6.000	TBA	2,033,844
3,453	Federal Home Loan Mortgage Corp.	5.500	04/01/37	3,762,036
1,168	Federal Home Loan Mortgage Corp.	6.500	09/01/36	1,319,104
215	Federal Home Loan Mortgage Corp.	7.500	05/01/35	250,774
127	Federal Home Loan Mortgage Corp.	8.000	08/01/32	150,666
150	Federal Home Loan Mortgage Corp.	8.500	08/01/31	181,881
695	Federal National Mortgage Association, June	3.500	TBA	708,792
3,815	Federal National Mortgage Association, June	4.000	TBA	3,891,492
700	Federal National Mortgage Association, June	5.000	TBA	745,172
3,000	Federal National Mortgage Association, June	6.000	TBA	3,300,000
3,123	Federal National Mortgage Association	5.500	08/01/38	3,396,708
238	Federal National Mortgage Association	6.500	12/01/31 to 10/01/32	269,898
8	Federal National Mortgage Association	7.000	07/01/29 to 06/01/32	9,496
362	Federal National Mortgage Association	7.500	03/01/21 to 08/01/37	423,512

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$269	Federal National Mortgage Association	8.000%	04/01/33	$315,354
251	Federal National Mortgage Association	8.500	10/01/32	295,798
84	Federal National Mortgage Association	9.500	04/01/30	101,960
2,925	Government National Mortgage Association, June	4.500	TBA	3,093,188
131	Government National Mortgage Association	8.000	01/15/26 to 11/15/29	153,887
41	Government National Mortgage Association	9.000	07/15/24 to 10/15/24	49,177

	Total Mortgage Backed Securities 36.8%			32,277,917

	United States Government Agencies & Obligations 13.4%
2,740	Federal Home Loan Mortgage Corp.	5.500	08/23/17	3,236,704
1,080	Federal Home Loan Mortgage Corp.	6.250	07/15/32	1,362,149
95	Federal National Mortgage Association (REMIC) (d)	6.000	07/25/33	17,652
46	Federal National Mortgage Association (REMIC) (d)	7.000	05/25/33	8,975
625	United States Treasury Note	2.125	11/30/14	649,219
1,875	United States Treasury Note	2.375	10/31/14	1,964,063
4,300	United States Treasury Note	2.625	07/31/14	4,538,516

	Total United States Government Agencies & Obligations 13.4%			11,777,278

	Collateralized Mortgage Obligations 8.5%
1,434	Banc of America Mortgage Securities, Inc. (c)	1.094	01/25/36	1,306,398
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Collateralized Mortgage Obligations (continued)
$1,820	Countrywide Home Loan
	Mortgage Pass Through Trust, Class A	6.000%	08/25/37	$1,560,654
420	DBUBS Mortgage Trust (a)(c)	5.557	01/10/21	438,265
795	First Horizon Alternative Mortgage Securities	5.000	11/25/20	754,891
728	First Horizon Alternative Mortgage Securities, Class A3, Ser 2006	6.250	08/25/36	583,578
68	Harborview Mortgage Loan Trust (c)	0.646	06/20/35	52,186
915	Lehman Mortgage Trust	5.500	02/25/36	884,758
150	MASTR Adjustable Rate Mortgages Trust (c)	1.246	04/25/46	1,811
1,100	Structured Adjustable Rate Mortgage Loan Trust (c)	5.419	04/25/47	635,163
1,068	SunTrust Alternative Loan Trust	6.000	12/25/35	804,452
525	WaMu Mortgage Pass Through Certificates, Class 1 (c)	2.768	09/25/35	418,134

	Total Collateralized Mortgage Obligations 8.5%			7,440,290

	Adjustable Rate Mortgage Backed Securities 4.5%
781	Federal Home Loan Mortgage Corp. (c)	5.508	05/01/37	831,483
593	Federal Home Loan Mortgage Corp. (c)	5.931	12/01/36	627,216
227	Federal Home Loan Mortgage Corp. (c)	6.074	02/01/37	240,236
1,164	Federal National Mortgage Association (c)	2.510	05/01/35	1,225,045
292	Federal National Mortgage Association (c)	5.673	03/01/38	310,973
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities (continued)
$530	Federal National Mortgage Association (c)	5.702%	01/01/37	$561,891
99	Government National Mortgage Association II (c)	2.375	01/20/25	102,767
42	Government National Mortgage Association II (c)	3.375	05/20/25 to 06/20/25	43,454

	Total Adjustable Rate Mortgage Backed Securities 4.5%			3,943,065

	Commercial Mortgage Backed Securities 3.3%
625	Citigroup Commercial Mortgage Trust (c)	5.729	03/15/49	696,894
900	JP Morgan Chase Commercial Mortgage Securities Corp., Class A	5.336	05/15/47	971,769
845	LB-UBS Commercial Mortgage Trust	5.156	02/15/31	921,790
300	LB-UBS Commercial Mortgage Trust, Class A3	5.347	11/15/38	327,241

	Total Commercial Mortgage Backed Securities 3.3%			2,917,694

	Foreign Government Obligations 1.6% Argentina 0.2%
100	Argentina Bonos	7.000	10/03/15	97,100
100	Provincia de Buenos Aires/Argentina (a)	11.750	10/05/15	105,170

				202,270

	Columbia 0.1%
COP138,000	Colombia Government International Bond (f)	7.750	04/14/21	90,006

	Dominican Republic 0.1%
66	Dominican Republic International Bond (a)	9.040	01/23/18	74,694

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Guatemala 0.1%
$90	Guatemala Government Bond	8.125%	10/06/34	$112,500

	Lithuania 0.1%
100	Lithuania Government International Bond (a)	6.125	03/09/21	108,036

	Malaysia 0.1%
MYR 250	Malaysia Government Bond (f)	3.741	02/27/15	84,038

	Mexico 0.1%
MXN 1,000	Mexican Bonos (f)	8.000	06/11/20	93,814

	Peru 0.1%
PEN 210	Peruvian Government International Bond (a) (f)	8.600	08/12/17	85,322
33	Peruvian Government International Bond	8.750	11/21/33	45,185

				130,507

	Republic of Serbia 0.1%
68	Republic of Serbia (a)(e)	6.750	11/01/24	68,681

	Russia 0.1%
100	Russian Foreign Bond - Eurobond (a)	5.000	04/29/20	102,413

	South Africa 0.1%
100	South Africa Government International Bond	5.875	05/30/22	111,325

	Turkey 0.1%
100	Turkey Government International Bond	6.750	05/30/40	108,550

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Venezuela 0.2%
$200	Venezuela Government International Bond	9.250%	09/15/27	$140,469

	Vietnam 0.1%
100	Vietnam Government International Bond (a)	6.750	01/29/20	104,985

	Total Foreign Government Obligations 1.6%			1,532,288

	Asset Backed Securities 1.3%
253	ARI Fleet Lease Trust (a)(c)	1.648	08/15/18	254,937
337	Countrywide Asset-Backed Certificates (c)	0.874	06/25/33	240,553
470	Provident Bank Home Equity Loan Trust (c)	0.734	08/25/31	253,667
36	Renaissance Home Equity Loan Trust (c)	0.304	06/25/37	34,716
305	Santander Drive Auto Receivables Trust	4.010	02/15/17	308,127
42	Specialty Underwriting & Residential Finance (c)	0.464	05/25/35	34,644
52	Structured Asset Investment Loan Trust (c)	0.934	11/25/33	46,041

	Total Asset Backed Securities 1.3%			1,172,685

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)		Description	Coupon	Maturity	Value

		Municipal Obligations 1.3% Georgia 0.7%
	$95	Municipal Elec Auth GA Build America Bonds	6.637%	04/01/57	$94,219
	550	Municipal Elec Auth GA Build America Bonds	6.655	04/01/57	546,810

					641,029

		New Jersey 0.6%
	485	New Jersey St Transn Tr Fd Auth Build America Bonds Taxable, Ser C	5.754	12/15/28	494,894

		Total Municipal Obligations 1.3%			1,135,923

		Foreign Bond and Debt Securities 1.1% Brazil 0.1%
BRL	150	Itau Unibanco Holding SA/Cayman Island (a)(f)	10.500	11/23/15	99,351

		Canada 0.0%
CAD	12	Gateway Casinos & Entertainment, Ltd. (a)(f)	8.875	11/15/17	13,144

		Ireland 0.2%
EUR	100	Nara Cable Funding, Ltd. (a)(f)	8.875	12/01/18	147,868

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Par
Amount
(000)		Description	Coupon	Maturity	Value

		Luxembourg 0.2%
EUR	100	KION Finance SA (a)(f)	7 .875%	04/15/18	$141,032
EUR	50	KUKA AG (a)(f)	8.750	11/15/17	77,711

					218,743

		Netherlands 0.2%
EUR	100	Goodyear Dunlop Tires Europe BV (a)(f)	6.750	04/15/19	147,148

		Philippines 0.1%
PHP	3,300	Export-Import Bank of Korea (a)(f)	4.000	11/26/15	74,185

		Russia 0.1%
RUB	2,800	RusHydro Finance Ltd. (f)	7.875	10/28/15	100,643

		United Kingdom 0.2%
GBP	100	Bakkavor Finance 2 PLC (a)(f)	8.250	02/15/18	151,340

		Total Foreign Bond and Debt Securities 1.1%			952,422

		Preferred Stocks 0.0%
		Ally Financial, Inc. (450 Preferred Shares) (c)			11,853
		DuPont Fabros Technology, Inc. (175 Preferred Shares)			4,375
		GMAC Capital Trust I (490 Preferred Shares) (c)			12,872
		Goodyear Tire & Rubber Co. (150 Preferred Shares)			8,795

		Total Preferred Stocks 0.0%			37,895

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Description	Value

Total Long-Term Investments 120.4%
(Cost $101,113,284)	$105,626,413

Money Market Funds 3.8%
Liquid Assets Portfolio-Institutional Class (g)	1,669,215
Premier Portfolio-Institutional Class (g)	1,669,215

Total Money Market Funds 3.8%
(Cost $3,338,430)	3,338,430

United States Government Agency Obligations 0.6%
United States Treasury Bill ($500,000 par, yielding 0.101%, 11/17/11 maturity)	499,784

Total United States Government Agency Obligations 0.6%
(Cost $499,766)	499,784

Total Investments 124.8%
(Cost $104,951,480)	109,464,627

Other Assets Less Liabilities (24.2%)	(21,764,426)

Net Assets 100.0%	$87,700,201

Investment Abbreviations:
BRL — Brazilian Real
CAD — Canadian Dollar
COP — Columbian Peso
EUR — Euro
GBP — UK Pound Sterling
MXN — Mexican Peso
MYR — Malaysian Ringgit
PEN — Peruvian New Sol
PHP — Philippine Peso
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduits
RUB — New Russian Ruble
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $18,395,908, which represented 20.98% of the Fund’s net assets.

(b)	Payment-in-kind security.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(d)	IO — Interest Only

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Foreign denominated security. Principal amount is denominated in currency indicated.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

(h)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Core Plus Fixed Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen Core Plus Fixed Income Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Invesco Van Kampen Core Plus Fixed Income Fund

Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Van Kampen Core Plus Fixed Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.
Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$42,438,956	$—	$42,438,956

Mortgage Backed Securities	—	32,277,917	—	32,277,917

U.S. Government Agencies & Obligations	—	12,277,062	—	12,277,062

Collateralized Mortgage Obligations	—	7,440,290	—	7,440,290

Adjustable Rate Mortgage Backed Securities	—	3,943,065	—	3,943,065

Collateralized Mortgage Backed Securities	—	2,917,694	—	2,917,694

Foreign Government Obligations	—	1,532,288	—	1,532,288

Asset Backed Securities	—	1,172,685	—	1,172,685

Municipal Obligations	—	1,135,923	—	1,135,923

Foreign Bond and Debt Securities	—	952,422	—	952,422

Equity Securities	3,376,325	—	—	3,376,325

	$3,376,325	$106,088,302	$—	$109,464,627

Foreign Currency Contracts*	—	1,411	—	1,411

Total Investments	$3,376,325	$106,089,713	$—	$109,466,038

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Instruments

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

6/23/2011	Citibank N.A.	USD	78,589	PEN	222,800	$80,400	$1,811

Invesco Van Kampen Core Plus Fixed Income Fund

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

6/23/2011	Citibank N.A.	PEN	222,800	USD	80,000	$(80,400)	$(400)

Total open foreign currency contracts							$1,411

Currency Abbreviations:
PEN — Peruvian New Sol
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund for the nine months ended May 31, 2011 was $255,289,226 and $260,073,980, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $1,507,724 and $20,003,297, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,587,535

Aggregate unrealized (depreciation) of investment securities	(369,040)

Net unrealized appreciation of investment securities	$4,218,495

Cost of investments for tax purposes is $105,246,132.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Van Kampen Core Plus Fixed Income Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Core Plus Bond Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen Core Plus Fixed Income Fund

Invesco Van Kampen Corporate Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-CBD-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—93.46%(a)

Advertising—0.69%
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$3,830,000	$4,518,819

Aerospace & Defense—0.43%
Alliant Techsystems, Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	120,000	126,600
Bombardier, Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	855,000	965,081
7.75%, 03/15/20(b)	1,140,000	1,282,500
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	10,000	10,250
Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	45,000	47,025
7.13%, 03/15/21(b)	65,000	68,006
Spirit Aerosystems, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	95,000	97,613
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	185,000	198,875

		2,795,950

Agricultural Products—1.07%
Bunge Ltd. Finance Corp., Unsec. Gtd. Unsub. Notes, 4.10%, 03/15/16	1,555,000	1,625,020
Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	2,000,000	2,122,370
Corn Products International Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	2,000,000	2,050,836
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	1,045,000	1,159,501

		6,957,727

Airlines—1.40%
America West Airlines LLC-Series 2001-1, Sec. Pass Through Ctfs., 7.10%, 04/02/21	1,335,117	1,338,455
American Airlines Pass Through Trust-Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18	2,470,000	2,365,025
American Airlines, Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	75,000	74,438
Continental Airlines Inc., Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	174,558	175,430
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	2,560,000	2,448,000
Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	270,000	306,450
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	55,000	52,250
Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	1,616,512	1,622,574
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	70,000	67,025
Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	480,000	484,200
US Airways-Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	151,489	139,370

		9,073,217

Alternative Carriers—0.10%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	170,000	178,075
Level 3 Communications, Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	170,000	189,337
Level 3 Escrow, Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	75,000	76,313
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	126,000	129,780
Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	85,000	90,312

		663,817

Apparel Retail—0.47%
Brown Shoe Co., Inc., Sr. Gtd. Notes, 7.13%, 05/15/19(b)	25,000	24,375
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	175,000	190,313
Gap Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	2,760,000	2,709,878
J Crew Group, Inc., Sr. Notes, 8.13%, 03/01/19(b)	25,000	24,125
Limited Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	78,281

		3,026,972

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods—0.19%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	$155,000	$152,675
Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	515,000	502,125
Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	190,000	206,150
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	350,000	344,312

		1,205,262

Asset Management & Custody Banks—0.05%
DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	25,000	25,781
Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	220,000	233,750
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	90,000	91,800

		351,331

Auto Parts & Equipment—0.08%
Allison Transmission, Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	170,000	170,425
Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	55,000	55,000
6.75%, 02/15/21	45,000	45,225
Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	270,000	280,125

		550,775

Automobile Manufacturers—0.12%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	710,000	811,175

Automotive Retail—1.40%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	4,830,000	5,188,925
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	2,350,000	2,645,221
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	1,220,000	1,250,369

		9,084,515

Biotechnology—0.01%
STHI Holding Corp., Sec. Notes, 8.00%, 03/15/18(b)	55,000	57,063

Brewers—0.68%
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	1,000,000	1,023,251
4.38%, 02/15/21	800,000	822,998
8.20%, 01/15/39	280,000	394,990
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(b)	2,000,000	2,160,039

		4,401,278

Broadcasting—1.16%
CBS Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	2,175,000	2,815,535
COX Communications, Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	1,140,000	1,568,839
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	3,000,000	3,170,814

		7,555,188

Building Products—0.34%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	315,000	324,450
Building Materials Corp. of America, Sr. Notes, 6.88%, 08/15/18(b)	280,000	289,100
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	230,000	244,375
Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	470,000	453,550
Ply Gem Industries Inc., Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	330,000	324,225
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	430,000	443,975
USG Corp., Sr. Unsec. Notes, 9.75%, 01/15/18	115,000	119,025

		2,198,700

Cable & Satellite—4.20%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 01/15/15	4,425,000	5,089,382
5.70%, 05/15/18	2,005,000	2,251,838
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,058,156
Unsec. Gtd. Unsub. Global Bonds, 6.40%, 05/15/38	1,100,000	1,192,348
CSC Holdings LLC, Sr. Unsec. Notes, 7.63%, 07/15/18	1,020,000	1,116,900
DIRECTV Holdings LLC, Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	7,090,000	7,750,256
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/21(b)	140,000	141,750
Kabel BW Erste Beteiligungs GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	415,000	438,288
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 04/01/19	1,270,000	1,587,223
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Cable & Satellite—(continued)
Sr. Unsec. Gtd. Unsub. Global Notes, 8.75%, 02/14/19	$1,410,000	$1,802,781
Sr. Unsec. Gtd. Unsub. Notes, 5.88%, 11/15/40	2,540,000	2,510,339
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 5.25%, 01/15/21(b)	1,290,000	1,347,183

		27,286,444

Casinos & Gaming—0.36%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	100,000	104,500
Caesars Entertainment Operating Co. Inc., Sec. Global Notes, 12.75%, 04/15/18	175,000	180,687
Caesars Entertainment Operating Co., Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/18	135,000	125,888
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	45,000	50,231
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	930,000	909,075
Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	75,000	82,031
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	150,000	165,187
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(c)	35,000	32,113
Sr. Sec. Notes, 9.13%, 02/01/15(b)	290,000	292,900
Wynn Las Vegas LLC, Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	230,000	253,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	120,000	132,300

		2,327,912

Coal & Consumable Fuels—0.31%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 6.00%, 06/01/19	45,000	45,619
6.25%, 06/01/21	25,000	25,625
Arch Coal Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	1,500,000	1,582,500
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	335,000	373,525

		2,027,269

Communications Equipment—0.06%
Avaya, Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	275,000	269,500
EH Holding Corp., Sr. Sec. Notes, 6.50%, 06/15/19(b)	80,000	81,600
Sr. Unsec. Notes, 7.63%, 06/15/21(b)	45,000	46,350

		397,450

Computer & Electronics Retail—0.04%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	25,000	25,188
Rent-A-Center, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	260,000	260,650

		285,838

Computer Hardware—0.02%
SunGard Data Systems Inc., Sr. Unsec. Global Notes, 7.63%, 11/15/20	110,000	114,400

Computer Storage & Peripherals—0.01%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.00%, 11/01/21(b)	60,000	61,050

Construction & Engineering—0.15%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	70,000	72,625
Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	45,000	46,069
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	305,000	312,625
Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	535,000	532,325

		963,644

Construction & Farm Machinery & Heavy Trucks—0.07%
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	125,000	128,437
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	270,000	297,675

		426,112

Construction Materials—0.40%
Building Materials Corp. of America, Sr. Notes, 6.75%, 05/01/21(b)	80,000	81,200
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	175,000	187,481
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 9.00%, 01/11/18(b)	225,000	235,105
CRH America Inc., Sr. Unsec. Notes, 8.13%, 07/15/18	1,395,000	1,693,973
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Construction Materials—(continued)
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	$410,000	$436,138

		2,633,897

Consumer Finance—2.31%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	995,000	1,074,600
American Express Credit Corp.-Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	5,480,000	6,150,035
Capital One Capital VI, Jr. Ltd. Gtd. Sub. Pfd. Securities, 8.88%, 05/15/40	2,000,000	2,080,000
Captial One Bank USA N.A., Sub. Notes, 8.80%, 07/15/19	1,000,000	1,290,378
SLM Corp., Sr. Medium-Term Global Notes, 6.25%, 01/25/16	2,250,000	2,364,474
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	1,995,000	2,083,068

		15,042,555

Data Processing & Outsourced Services—0.04%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	265,000	264,266

Department Stores—0.47%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	2,470,000	2,568,800
Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	510,000	471,750

		3,040,550

Distillers & Vintners—0.07%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	200,000	190,500
Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	215,000	234,888

		425,388

Diversified Banks—10.62%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.00%, 04/27/16	850,000	853,372
Abbey National Treausry Services PLC (United Kingdom), Gtd. Global Notes, 2.88%, 04/25/14	700,000	705,078
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	1,050,000	1,058,389
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	4,820,000	5,569,038
Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,316,605
BBVA US Senior SA Uniper (Spain), Sr. Unsec. Gtd Notes, 3.25%, 05/16/14	3,200,000	3,201,784
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Sr. Unsec. Variable Rate Notes, 11.00%, 06/29/49(b)(c)	760,000	994,959
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	1,810,000	1,893,850
Unsec. Sub. Global Notes, 6.00%, 02/15/18	860,000	949,308
Groupe BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	2,640,000	2,655,837
Hana Bank (South Korea), Sr. Notes, 4.50%, 10/30/15(b)	4,015,000	4,201,670
HSBC Bank PLC (United Kingdom), Sr. Notes, 1.63%, 08/12/13(b)	2,500,000	2,515,514
4.13%, 08/12/20(b)	3,245,000	3,236,214
HSBC Finance Corp, Sr. Unsec. Sub. Notes, 6.68%, 01/15/21(b)	4,451,000	4,785,384
ICICI Bank Ltd. (United Arab Emirates), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	1,650,000	1,668,850
ING Bank N.V. (Netherlands), Sr. Notes, 3.00%, 09/01/15(b)	1,755,000	1,755,060
Korea Development Bank (South Korea), Sr. Unsec. Gtd. Global Notes, 4.38%, 08/10/15	4,315,000	4,555,505
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	2,605,000	2,705,203
Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	3,980,000	4,091,907
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%, 12/29/49(d)	95,000	71,844
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 6.40%, 10/21/19	2,880,000	3,055,110
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	3,735,000	3,924,449
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	3,000,000	2,951,729
Societe Generale (France), Sr. Unsec. Medium Term Notes, 5.20%, 04/15/21(b)	2,300,000	2,335,088
Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(b)	2,900,000	3,258,155
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Diversified Banks—(continued)
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	$610,000	$638,759
3.20%, 05/12/16(b)	1,200,000	1,210,388
VTB Bank OJSC Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.55%, 10/13/20(b)	1,270,000	1,308,205
Sr. Unsec. Notes, 6.32%, 02/22/18(b)	1,470,000	1,527,783

		68,995,037

Diversified Capital Markets—1.14%
Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	3,250,000	3,566,780
UBS AG (Switzerland), Sr. Unsec. Medium-Tem Loan Global Notes, 5.88%, 12/20/17	3,395,000	3,847,010

		7,413,790

Diversified Chemicals—0.08%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.25%, 11/15/20	500,000	494,985

Diversified Metals & Mining—0.76%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	2,220,000	2,435,063
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	60,000	63,271
Mirabela Nickel Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.75%, 04/15/18(b)	30,000	30,587
Southern Copper Corp., Sr. Unsec. Global Notes, 5.38%, 04/16/20	885,000	925,432
6.75%, 04/16/40	1,305,000	1,315,040
Taseko Mines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/19	10,000	10,332
Thompson Creek Metals Co. Inc. (Canada), Sr. Gtd. Notes, 7.38%, 06/01/18(b)	20,000	20,270
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	110,695

		4,910,690

Diversified REIT’s—0.24%
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	1,500,000	1,538,671
Drug Retail—0.79%
CVS Caremark Corp., Sec. Global Pass-Through Ctfs., 6.04%, 12/10/28	3,787,197	4,100,116
Sec. Pass Through Ctfs., 8.35%, 07/10/31(b)	856,888	1,042,408

		5,142,524

Electric Utilities—2.82%
DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	2,000,000	2,354,789
9.75%, 03/15/19(b)	2,005,000	2,663,447
Entergy Gulf States Louisiana LLC, Sec., 5.59%, 10/01/24	2,425,000	2,693,150
Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,250,000	1,371,203
Southern Co., Sr. Unsec. Notes, 2.38%, 09/15/15	1,300,000	1,314,281
Southern Power Co.-Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,266,000	3,585,641
Spectra Energy Capital LLC, Sr. Sec. Notes, 8.00%, 10/01/19	1,000,000	1,244,689
Virginia Electric and Power Co., Sr. Unsec. Notes, 8.88%, 11/15/38	2,045,000	3,103,938

		18,331,138

Electrical Components & Equipment—0.02%
Polypore International, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17(b)	95,000	101,413

Electronic Components—0.45%
Corning, Inc., Sr. Unsec. Notes, 6.63%, 05/15/19	665,000	784,532
7.25%, 08/15/36	1,800,000	2,120,272

		2,904,804

Electronic Manufacturing Services—0.10%
Jabil Circuit, Inc., Sr. Unsec. Notes, 5.63%, 12/15/20	500,000	498,750
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	160,000	156,800

		655,550

Environmental & Facilities Services—0.70%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	100,000	107,500
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	2,210,000	2,414,894
4.60%, 03/01/21	1,985,000	2,047,319

		4,569,713

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Forest Products—0.02%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	$170,000	$163,200

Gas Utilities—0.07%
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	420,000	450,450

Gold—0.84%
Barrick Gold Corp. (Canada), Sr. Unsec. Notes, 2.90%, 05/30/16(b)	1,795,000	1,806,602
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	3,800,000	3,679,570

		5,486,172

Health Care Distributors—0.37%
McKesson Corp., Sr. Unsec. Notes, 3.25%, 03/01/16	450,000	465,418
4.75%, 03/01/21	595,000	626,067
6.00%, 03/01/41	1,195,000	1,295,971

		2,387,456

Health Care Equipment—0.25%
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	1,575,000	1,628,103

Health Care Facilities—0.22%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	545,000	600,863
Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	70,000	74,375
7.75%, 09/15/22	70,000	74,725
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(c)	90,000	87,300
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	485,000	536,531
8.00%, 08/01/20	40,000	41,600

		1,415,394

Health Care Services—0.54%
Express Scripts, Inc., Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	1,265,000	1,282,078
Highmark, Inc., Sr. Unsec. Notes, 4.75%, 05/15/21(b)	1,130,000	1,155,755
6.13%, 05/15/41(b)	1,060,000	1,087,112

		3,524,945

Health Care Technology—0.05%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	290,000	300,875

Home Furnishings—0.02%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	140,000	148,750

Home Improvement Retail—0.41%
Lowe’s Cos., Inc., Sr. Unsec. Notes, 3.75%, 04/15/21	2,655,000	2,647,596

Homebuilding—0.04%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	70,000	66,325
8.13%, 06/15/16	190,000	183,350

		249,675

Hotels, Resorts & Cruise Lines—0.76%
Hyatt Hotels Corp., Sr. Unsec. Notes, 6.88%, 08/15/19(b)	575,000	640,381
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	190,000	192,375
Wyndham Worldwide Corp., Sr. Unsec. Global Notes, 6.00%, 12/01/16	3,855,000	4,122,441

		4,955,197

Household Products—0.64%
Altria Group, Inc., Sr. Unsec. Gtd. Notes, 10.20%, 02/06/39	1,400,000	2,091,102
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	290,000	307,400
Energizer Holdings Inc., Sr. Notes, 4.70%, 05/19/21(b)	1,740,000	1,760,243

		4,158,745

Housewares & Specialties—0.47%
Fortune Brands, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/15/14	1,370,000	1,528,110
Tupperware Brands Corp., Sr. Gtd. Notes, 4.75%, 06/01/21(b)	1,565,000	1,554,954

		3,083,064

Independent Power Producers & Energy Traders—0.21%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 06/01/20	615,000	664,200
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	73,365	75,383
Indianapolis Power & Light Co., Sr. Sec. Notes, 6.30%, 07/01/13(b)	560,000	610,484

		1,350,067

Industrial Conglomerates—3.06%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.63%, 05/01/18	6,395,000	7,087,818
5.88%, 01/14/38	2,010,000	2,102,747
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Industrial Conglomerates—(continued)
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 4.63%, 09/11/15(b)	$2,465,000	$2,644,261
Unsec. Gtd. Sub. Variable Rate Notes, 6.00%, 12/29/49(b)(c)	5,320,000	5,471,620
NBC Universal Media LLC, Sr. Unsec. Notes, 2.10%, 04/01/14(b)	1,275,000	1,294,322
5.95%, 04/01/41(b)	1,210,000	1,258,015

		19,858,783

Industrial Machinery—0.73%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	210,000	219,975
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	4,500,000	4,548,330

		4,768,305

Industrial REIT’s—0.05%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	270,000	299,025

Integrated Oil & Gas—1.09%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	730,000	735,055
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	3,220,000	3,356,555
Marathon Petroleum Corp., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/41(b)	1,590,000	1,712,861
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	1,225,000	1,264,272

		7,068,743

Integrated Telecommunication Services—3.52%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	206,000	275,144
AT&T, Inc., Sr. Unsec. Global Notes, 2.95%, 05/15/16	1,055,000	1,071,504
4.45%, 05/15/21	545,000	556,234
6.15%, 09/15/34	3,190,000	3,357,299
Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	1,735,000	2,387,164
Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	405,000	471,534
Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	905,000	1,090,737
Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	130,000	136,825
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(b)	140,000	142,100
7.25%, 10/15/20(b)	135,000	136,013
NBC Universal Media LLC, Sr. Unsec. Notes, 5.15%, 04/30/20(b)	1,050,000	1,125,948
Qtel International Finance Ltd. (Bermuda), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	1,155,000	1,151,198
4.75%, 02/16/21(b)	250,000	245,226
Qwest Corp., Sr. Unsec. Notes, 6.88%, 09/15/33	780,000	766,350
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	2,590,000	2,694,688
Verizon Communications, Inc., Jr. Gtd. Sub. Global Notes, 6.40%, 02/15/38	1,450,000	1,609,086
Sr. Unsec. Global Notes, 8.95%, 03/01/39	3,980,000	5,685,266

		22,902,316

Internet Retail—0.83%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	5,365,000	5,369,626

Internet Software & Services—0.03%
Equinix, Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	185,000	201,650

Investment Banking & Brokerage—5.94%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	3,040,000	3,148,100
E*Trade Financial Corp., Sr. Notes, 6.75%, 06/01/16	60,000	60,150
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/01/15	1,025,000	1,047,878
3.63%, 02/07/16	930,000	932,271
6.15%, 04/01/18	4,980,000	5,456,795
6.75%, 10/01/37	4,785,000	4,834,186
Jefferies Group, Inc., Sr. Unsec. Notes, 6.88%, 04/15/21	2,110,000	2,321,260
Macquarie Group Ltd. (Australia), Sr. Unsec. Gtd. Notes, 7.63%, 08/13/19(b)	1,860,000	2,109,137
Sr. Unsec. Notes, 6.00%, 01/14/20(b)	4,145,000	4,309,912
Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	3,990,000	4,146,811
3.80%, 04/29/16	2,740,000	2,752,135
Sr. Unsec. Notes, 3.45%, 11/02/15	5,000,000	5,029,459
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,065,000	1,103,765
Schwab Capital Trust I, Jr. Unsec. Ltd. Gtd. Sub. Variable Rate Notes, 7.50%, 11/15/37(c)	1,265,000	1,336,384

		38,588,243

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Leisure Facilities—0.01%
Speedway Motorsports, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19(b)	$50,000	$50,563

Life & Health Insurance—3.62%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	2,525,000	2,696,583
MetLife, Inc., Jr. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	4,182,375
Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	605,000	716,333
Nationwide Financial Services, Sr. Unsec. Notes, 5.38%, 03/25/21(b)	4,730,000	4,879,984
Pacific LifeCorp., Sr. Notes, 6.00%, 02/10/20(b)	4,250,000	4,637,523
Prudential Financial, Inc., Sr. Unsec. Gtd. Notes, 6.20%, 11/15/40	1,500,000	1,605,594
Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	2,940,000	3,196,607
6.63%, 12/01/37	1,420,000	1,604,282

		23,519,281

Life Sciences Tools & Services—0.39%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	2,320,000	2,541,316

Managed Health Care—0.76%
CIGNA Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	1,265,000	1,288,698
5.88%, 03/15/41	725,000	743,890
UnitedHealth Group, Inc., Sr. Unsec. Notes, 3.88%, 10/15/20	1,170,000	1,160,331
5.95%, 02/15/41	1,670,000	1,763,324

		4,956,243

Marine—0.03%
CMA CGM S.A. (France), Sr. Unsec. Notes, 8.50%, 04/15/17(b)	150,000	141,544
Navios Martime Acquisition Corp./Navios Acquisition Finance US Inc. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	25,000	26,207

		167,751

Movies & Entertainment—0.85%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	660,000	713,625
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	280,000	303,800
News America, Inc., Sr. Unsec. Gtd. Global Notes, 6.40%, 12/15/35	1,055,000	1,125,973
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	2,695,000	3,140,164
Time Warner, Inc., Sr. Notes, 6.50%, 11/15/36	225,000	243,600

		5,527,162

Multi-Line Insurance—1.77%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	3,920,000	4,946,429
American International Group Inc., Sr. Unsec. Global Notes, 8.25%, 08/15/18	1,295,000	1,541,357
Fairfax Financial Holdings Ltd. (Canada), Sr. Notes, 5.80%, 05/15/21(b)	90,000	90,450
Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	1,605,000	1,672,637
Liberty Mutual Group, Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,610,000	1,674,400
Sr. Gtd. Notes, 5.00%, 06/01/21(b)	1,595,000	1,576,337

		11,501,610

Multi-Sector Holdings—0.02%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	100,000	104,625

Multi-Utilities—0.17%
CMS Energy Corp., Sr. Unsec. Notes, 6.30%, 02/01/12	468,000	480,285
Consumers Energy Co., Sr. Sec. Bonds, 5.80%, 09/15/35	570,000	613,423

		1,093,708

Office REIT’s—0.69%
Digital Realty Trust LP, Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	4,290,000	4,504,522

Office Services & Supplies—0.83%
Steelcase Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	5,135,000	5,397,530

Oil & Gas Drilling—0.69%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	4,145,000	4,477,958

Oil & Gas Equipment & Services—0.07%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	120,000	126,750
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services—(continued)
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	$195,000	$197,316
Oil States International, Inc., Sr. Gtd. Notes, 6.50%, 06/01/19(b)	40,000	40,225
SESI, LLC, Sr. Gtd. Notes, 6.38%, 05/01/19(b)	90,000	90,450

		454,741

Oil & Gas Exploration & Production—2.59%
Brigham Exploration Co., Sr. Unsec. Gtd. Notes, 6.88%, 06/01/19(b)	25,000	25,125
Chaparral Energy, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 09/01/21(b)	235,000	243,225
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	203,000	214,165
6.13%, 02/15/21	20,000	20,400
Concho Resources Inc., Sr. Unsec. Gtd. Notes, 6.50%, 01/15/22	60,000	60,600
Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	190,000	209,713
Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	240,000	190,800
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	840,000	849,465
Encana Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 02/01/38	3,450,000	3,891,098
EOG Resources Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	1,815,000	1,821,756
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	40,000	40,300
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	255,000	263,606
Gazprom Via Gaz Capital SA (Luxembourg), Sr. Unsec. Gtd. Notes, 6.51%, 03/07/22(b)	1,010,000	1,089,588
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	1,115,000	1,197,231
OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Gtd. Notes, 8.50%, 06/01/18(b)	200,000	201,453
Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	2,205,000	2,334,489
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	355,000	371,862
Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	75,000	73,875
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	2,200,000	2,286,629
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	540,000	591,300
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	535,000	571,112
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	205,000	205,000
SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	70,000	72,013

		16,824,805

Oil & Gas Refining & Marketing—0.08%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	135,000	139,556
United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18(b)	365,000	370,247

		509,803

Oil & Gas Storage & Transportation—3.35%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Gtd. Notes, 5.88%, 04/15/21(b)	70,000	70,088
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	210,000	212,100
Energy Transfer Partners LP, Sr. Unsec. Global Notes, 6.05%, 06/01/41	3,210,000	3,263,183
Enterprise Products Operating LLC, Sr. Unsec. Global Notes, 5.60%, 10/15/14	2,710,000	3,031,529
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	915,000	989,600
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	3,000,000	3,285,004
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	115,000	117,444
Kinder Morgan Finance Co. ULC (Canada), Sub. Global Notes, 5.70%, 01/05/16	935,000	993,437
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	300,000	304,500
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	370,000	360,288
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	335,000	353,006
Spectra Energy Capital LLC, Sr. Unsec. Notes, 5.67%, 08/15/14	1,000,000	1,114,130
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	$180,000	$179,100
Texas Eastern Transmission LP, Sr. Unsec. Notes, 7.00%, 07/15/32	2,700,000	3,305,689
Williams Partners LP, Sr. Unsec. Global Notes, 7.25%, 02/01/17	3,500,000	4,228,805

		21,807,903

Other Diversified Financial Services—8.36%
Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	3,620,000	3,718,101
5.75%, 12/01/17	890,000	968,025
7.63%, 06/01/19	2,920,000	3,475,783
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	6,475,000	6,931,016
Bear Stearns Cos. LLC (The), Unsec. Sub. Notes, 5.55%, 01/22/17	3,080,000	3,381,172
Citigroup, Inc., Sr. Unsec. Global Notes, 6.13%, 05/15/18	4,100,000	4,569,944
8.50%, 05/22/19	5,500,000	6,902,129
ERAC USA Finance LLC, Sec. Gtd. Notes, 5.80%, 10/15/12(b)	450,000	477,969
Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(b)	1,820,000	1,863,953
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	1,105,000	1,200,309
International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/20	1,025,000	1,154,406
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.45%, 03/01/16	800,000	816,895
JPMorgan Chase Capital XXVII-Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	8,175,000	8,465,719
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	5,310,000	6,051,693
Unsec. Gtd. Unsub. Global Bonds, 7.75%, 05/14/38	2,850,000	3,352,698
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Gtd. Notes, 1.90%, 11/01/15	1,000,000	994,283

		54,324,095

Packaged Foods & Meats—0.89%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	120,000	123,000
Kraft Foods, Inc., Sr. Unsec. Global Notes, 6.88%, 02/01/38	1,030,000	1,206,850
Sr. Unsec. Notes, 6.88%, 01/26/39	3,795,000	4,456,513

		5,786,363

Paper Packaging—0.01%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	45,000	47,813

Paper Products—0.36%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	300,000	299,250
Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	150,000	156,750
International Paper Co., Sr. Unsec. Notes, 9.38%, 05/15/19	1,385,000	1,824,630
Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	50,000	55,062

		2,335,692

Pharmaceuticals—0.12%
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	290,000	287,462
Wyeth, Sr. Unsec. Notes, 6.45%, 02/01/24	435,000	522,743

		810,205

Property & Casualty Insurance—1.80%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	4,190,000	4,922,167
QBE Capital Funding III Ltd. (Botswana), Sub. Gtd. Variable Rate Notes, 7.25%, 05/24/41(b)(c)	2,500,000	2,521,968
WR Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,215,000	1,422,317
XL Group Plc (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	2,640,000	2,851,870

		11,718,322

Railroads—0.97%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Yankee Notes, 4.45%, 03/15/23	765,000	771,805
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	2,615,000	2,889,687
Sr. Unsec. Notes, 3.70%, 10/30/20	550,000	536,701
5.50%, 04/15/41	1,650,000	1,654,284
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Notes, 6.13%, 06/15/21(b)	12,000	12,166
Union Pacific Corp., Sr. Unsec. Notes, 6.25%, 05/01/34	365,000	413,750

		6,278,393

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Regional Banks—1.31%
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	$300,000	$315,432
CIT Group, Inc., Sec. Bonds, 7.00%, 05/01/17	580,000	583,262
Sec. Gtd. Notes, 6.63%, 04/01/18(b)	260,000	278,688
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	3,630,000	3,869,098
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	2,555,000	2,615,681
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	185,000	174,825
Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	685,000	708,975

		8,545,961

Research & Consulting Services—0.66%
FTI Consulting, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	180,000	184,500
Novant Health, Inc., Sr. Unsec. Gtd. Medium-Term Notes, 5.85%, 11/01/19	3,750,000	4,085,510

		4,270,010

Restaurants—0.52%
Yum! Brands, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/37	2,920,000	3,406,488

Retail REIT’s—0.27%
WEA Finance LLC, Sr. Gtd. Notes, 7.13%, 04/15/18(b)	1,500,000	1,776,312

Semiconductor Equipment—0.05%
Amkor Technology Inc., Sr. Unsec. Notes, 6.63%, 06/01/21(b)	280,000	276,500
Sensata Technologies B.V. (Netherlands), Sec. Gtd. Notes, 6.50%, 05/15/19(b)	35,000	35,824

		312,324

Semiconductors—0.10%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	600,000	670,500

Soft Drinks—0.27%
Coca Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,750,000	1,743,831

Specialized Finance—0.95%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	3,785,000	3,980,496
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	2,110,000	2,184,565

		6,165,061

Specialized REIT’s—1.78%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20(b)	4,200,000	4,694,553
HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	750,000	771,046
Health Care REIT, Inc., Sr. Unsec. Sub. Notes, 6.50%, 03/15/41	1,180,000	1,198,840
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	155,000	155,388
Sr. Notes, 5.88%, 06/15/19(b)	35,000	35,219
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Gtd. Notes, 6.88%, 05/01/21(b)	100,000	101,383
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	2,065,000	2,068,872
Ventas Realty LP, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	2,525,000	2,518,531

		11,543,832

Specialty Chemicals—0.09%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	340,000	362,950
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	200,000	215,250

		578,200

Specialty Stores—0.01%
Michaels Stores, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	70,000	72,275

Steel—1.15%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	175,000	183,750
APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	150,000	159,518
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	2,000,000	2,577,958
Sr. Unsec. Global Notes, 5.50%, 03/01/21	400,000	402,971
7.00%, 10/15/39	2,170,000	2,272,408
6.75%, 03/01/41	400,000	405,239
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	245,000	254,800
Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/10/39	1,120,000	1,234,325

		7,490,969

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Systems Software—0.11%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	$430,000	$445,050
Vangent, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	300,000	304,500

		749,550

Technology Distributors—0.36%
Avnet, Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	2,200,000	2,364,959

Textiles—0.15%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	945,000	959,175

Tires & Rubber—0.03%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	185,000	198,413

Tobacco—0.88%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	1,300,000	1,387,446
9.70%, 11/10/18	1,250,000	1,677,859
4.75%, 05/05/21	2,650,000	2,676,571

		5,741,876

Trading Companies & Distributors—0.06%
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	260,000	270,889
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	70,000	72,100
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	70,000	72,887

		415,876

Trucking—0.07%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	110,000	114,675
Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	90,000	91,350
7.38%, 01/15/21(b)	205,000	213,200
Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13(b)	70,000	69,650

		488,875

Wireless Telecommunication Services—1.63%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,135,000	1,206,229
Sr. Unsec. Notes, 4.50%, 01/15/18	1,585,000	1,596,771
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	555,000	611,194
Cricket Communications, Inc., Sr. Notes, 7.75%, 10/15/20(b)	75,000	74,438
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	410,000	406,925
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	4,035,000	4,100,569
MetroPCS Wireless, Inc., Sr. Unsec. Gtd. Notes, 7.88%, 09/01/18	70,000	75,381
6.63%, 11/15/20	225,000	225,563
SBA Telecommunications, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	765,000	840,544
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	795,000	833,756
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	520,000	605,800

		10,577,170

Total U.S. Dollar Denominated Bonds & Notes (Cost $565,520,574)		607,425,320

Asset-Backed Securities—2.10%
Bear Stearns Commercial Mortgage Securities-Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(c)	2,575,000	2,844,494
Commercial Mortgage Pass Through Certificates-Series 2007-FL14, Class A1, Floating Rate Pass Through Ctfs., 0.29%, 06/15/22(b)(c)	1,280,417	1,242,584
GS Mortgage Securities Corp. II-Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 12/31/49(b)(c)	4,000,000	4,156,841
LB-UBS Commercial Mortgage Trust-Series 2006-C6, Class A4, 5.37%, 09/15/39	2,880,000	3,162,261
Santander Drive Auto Receivables Trust,-Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	2,240,000	2,262,964

Total Asset-Backed Securities (Cost $12,136,794)		13,669,144

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

		Principal
		Amount	Value

Municipal Obligations—1.64%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease Build America & Recovery Zone Economic Development RB, 7.05%, 12/01/44		$1,770,000	$1,829,614
California (State of); Series 2009, Unlimited Tax GO Bonds, 5.95%, 04/01/16		330,000	365,491
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		1,460,000	1,447,999
Kentucky (State of) Asset/Liability Commission; Series 2010, Taxable General Funding RN, 3.17%, 04/01/18		1,665,000	1,666,282
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 C, Taxable Build America RB, 5.75%, 12/15/28		3,425,000	3,494,870
New York City (City of) Transitional Finance Authority; Subseries 2011 B-1, Future Tax Secured Taxable Build America RB, 5.57%, 11/01/38		1,770,000	1,844,340

Total Municipal Obligations (Cost $10,471,490)			10,648,596

Non-U.S. Dollar Denominated Bonds & Notes—0.48%

Canada—0.02%
Gateway Casinos & Entertainment Ltd. (Canada), Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	140,000	153,344

Germany—0.08%
KION Finance S.A. (Germany), Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	200,000	282,024
KUKA A.G. (Germany)—REGS, Sr. Sec. Gtd. Sub. Medium-Term Euro Notes, 8.75%, 11/15/17	EUR	65,000	101,011
Styrolution GmbH (Germany)—REGS, Sr. Sec. Euro Notes, 7.63%, 05/15/16	EUR	100,000	144,610

			527,645

Ireland—0.04%
Nara Cable Funding Ltd. (Ireland), Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	200,000	295,694

Luxembourg—0.07%
Mark IV Europe Lux SCA/Mark IV USA SCA (Luxembourg), Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	200,000	307,925
Xefin Lux SCA (Luxembourg), Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	145,239

			453,164

Netherlands—0.12%
Elster Finance BV (Netherlands), REGS. Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.25%, 04/15/18	EUR	200,000	288,499
Goodyear Dunlop Tires Europe B.V. (Netherlands), Sr. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	200,000	294,255
Ziggo Bond Co. B.V. (Netherlands), Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	120,000	180,654

			763,408

United Kingdom—0.15%
Bakkavor Finance 2 PLC (United Kingdom)—REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18	GBP	200,000	302,662
Exova Ltd. (United Kingdom)—REGS, Sr. Unsec. Gtd. Euro Notes, 10.50%, 10/15/18	GBP	100,000	172,509
Odeon & UCI Finco PLC (United Kingdom), -REGS, Sr. Sec. Floating Rate Euro Notes, 6.44%, 08/01/18(c)	EUR	230,000	325,155
Sr. Sec. Medium-Term Euro Notes, 9.00%, 08/01/18	GBP	100,000	165,352

			965,678

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,147,765)			3,158,933

Interest	Maturity	Principal
Rate	Date	Amount	Value
U.S. Treasury Securities—0.27%

U.S. Treasury Bills—0.27%
0.10% (e)(f) (Cost $1,749,183)	11/17/11	1,750,000	$1,749,245

	Shares	Value

Preferred Stocks—0.07%(a)

Consumer Finance—0.04%
Ally Financial, Inc. Series A, 8.50% Pfd. (c)	5,160	$135,914
GMAC Capital Trust I Series 2, 8.13% Pfd. (c)	5,665	148,820

		284,734

Industrial REIT’s—0.01%
DuPont Fabros Technology, Inc. Series B, 7.63% Pfd.	$1,990	$49,750
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

	Shares	Value

Tires & Rubber—0.02%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	1,650	$96,739

Total Preferred Stocks (Cost $402,676)		431,223

Money Market Funds—1.66%
Liquid Assets Portfolio — Institutional Class (g)	5,385,783	5,385,783
Premier Portfolio — Institutional Class (g)	5,385,783	5,385,783

Total Money Market Funds (Cost $10,771,566)		10,771,566

TOTAL INVESTMENTS—99.68% (Cost $604,200,048)		647,854,027

OTHER ASSETS LESS LIABILITIES—0.32%		2,077,342

NET ASSETS—100.00%		$649,931,369

Investment Abbreviations:

CAD	—	Canadian Dollar

Ctfs.	—	Certificates

EUR	—	Euro

GBP	—	British Pound

GO	—	General Obligation

Gtd.	—	Guaranteed

Jr.	—	Junior

Pfd.	—	Preferred

PIK	—	Payment in Kind

RB	—	Revenue Bonds

REGS	—	Regulation S

REIT	—	Real Estate Investment Trust

RN	—	Revenue Notes

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

Unsec.	—	Unsecured

Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $154,648,929, which represented 23.79% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(d)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Invesco Van Kampen Corporate Bond Fund

     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the
Invesco Van Kampen Corporate Bond Fund

contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.
Invesco Van Kampen Corporate Bond Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$11,202,789	$—	$—	$11,202,789
U.S. Treasury Securities	—	1,749,245	—	1,749,245
Corporate Debt Securities	—	610,584,253	—	610,584,253
Asset Backed Securities	—	13,669,144	—	13,669,144
Municipal Obligations	—	10,648,596	—	10,648,596

	$11,202,789	$636,651,238	$—	$647,854,027

Futures*	136,327	—	—	136,327

Total Investments	$11,339,116	$636,651,238	$—	$647,990,354

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Instruments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk Futures contracts (a)	$1,308,941	$(1,172,614)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.
Effect of Derivative Instruments for the period ended May 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations

Futures *

Realized Gain (Loss)
Interest rate risk	$(801,706)
Change in Unrealized Appreciation
Interest rate risk	(1,010,362)

Total	$(1,812,068)

*	The average value of futures outstanding during the period was $363,539,729.
Open Futures Contracts

				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Ultra Bonds	184	September 2011/Long	$23,747,500	$320,176
U.S. Treasury 5 Year Notes	1,295	September 2011/Long	154,287,109	988,765
U.S. Treasury 10 Year Notes	1,377	September 2011/Short	168,833,109	(1,148,194)
U.S. Long Bond	90	September 2011/Short	11,235,938	(24,420)

Total			$358,103,656	$136,327

Invesco Van Kampen Corporate Bond Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $110,498,418 and $148,341,911, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$43,108,004

Aggregate unrealized (depreciation) of investment securities	(807,119)

Net unrealized appreciation of investment securities	$42,300,885

Cost of investments for tax purposes is $605,553,142.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Van Kampen Corporate Bond Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Income Fund (the “Target Fund”) in exchange for shares of the Fund.
          The Target Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reogranization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco Van Kampen Corporate Bond Fund

Invesco Van Kampen High Yield Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-HYI-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 95.7%
	Aerospace & Defense 1.8%
$210	Alliant Techsystems, Inc.	6.875%	09/15/20	$221,550
1,310	BE Aerospace, Inc.	6.875	10/01/20	1,391,875
1,730	Bombardier, Inc. (Canada) (a)	7.750	03/15/20	1,946,250
636	Hexcel Corp.	6.750	02/01/15	651,900
350	Huntington Ingalls Industries, Inc. (a)	6.875	03/15/18	365,750
525	Huntington Ingalls Industries, Inc. (a)	7.125	03/15/21	549,281
760	Spirit Aerosystems, Inc.	6.750	12/15/20	780,900
2,600	Triumph Group, Inc.	8.000	11/15/17	2,795,000

				8,702,506

	Agricultural Products 0.4%
(EUR) 1,160	Agrokor (Croatia) (a)(g)	10.000	12/07/16	1,773,690

	Airlines 2.8%
600	American Airlines, Inc. (a)	7.500	03/15/16	595,500
450	American Airlines Pass Through Trust, Class B (a)	7.000	01/31/18	430,875
4,162	Continental Airlines, Inc., Class C,	7.339	04/19/14	4,182,528
610	Continental Airlines, Inc., Ser B	9.250	05/10/17	638,978
2,843	Delta Air Lines, Inc. (a)	9.500	09/15/14	3,070,440
465	Delta Air Lines Pass Through Trust, Class B	6.375	07/02/17	441,750
570	Delta Air Lines Pass Through Trust, Class B	6.750	05/23/17	545,775
1,337	UAL Corp. (a)	12.000	01/15/16	1,474,126
649	UAL Corp.	6.636	01/02/24	658,184
1,246	US Airways Pass Through Trust, Class C	6.820	01/30/16	1,146,429

				13,184,585

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Alternative Carriers 1.0%
$1,365	Cogent Communications Group, Inc. (a)	8.375%	02/15/18	$1,429,837
1,355	Level 3 Communications, Inc. (a)	11.875	02/01/19	1,509,131
1,075	Level 3 Financing, Inc.	9.250	11/01/14	1,107,250
675	Level 3 Financing, Inc. (a)	9.375	04/01/19	717,188

				4,763,406

	Aluminum 0.3%
1,255	Century Aluminum Co.	8.000	05/15/14	1,284,022

	Apparel, Accessories & Luxury Goods 1.7%
(EUR) 220	Boardriders SA (Luxembourg) (a)(g)	8.875	12/15/17	340,347
1,305	Hanesbrands, Inc.	6.375	12/15/20	1,285,425
3,205	Jones Group, Inc.	6.875	03/15/19	3,124,875
840	Phillips-Van Heusen Corp.	7.375	05/15/20	911,400
2,555	Quiksilver, Inc.	6.875	04/15/15	2,513,481

				8,175,528

	Apparel Retail 0.6%
180	Brown Shoe Co., Inc. (a)	7.125	05/15/19	175,500
1,390	Express LLC	8.750	03/01/18	1,511,625
480	Gap, Inc./The	5.950	04/12/21	471,283
195	J Crew Group, Inc. (a)	8.125	03/01/19	188,175
590	Limited Brands, Inc.	6.625	04/01/21	615,813

				2,962,396

	Auto Parts & Equipment 1.0%
1,315	Allison Transmission, Inc. (a)	7.125	05/15/19	1,318,287
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Auto Parts & Equipment (continued)
$455	Dana Holding Corp.	6.500%	02/15/19	$455,000
355	Dana Holding Corp.	6.750	02/15/21	356,775
(EUR)1,040	Mark IV Europe Lux SCA (Luxembourg) (a)(g)	8.875	12/15/17	1,601,430
380	Tenneco, Inc.	6.875	12/15/20	394,250
660	Tenneco, Inc.	7.750	08/15/18	701,250

				4,826,992

	Automobile Manufacturers 0.5%
380	Chrysler Group LLC/CG Co.-Issuer, Inc. (a)	8.000	06/15/19	380,000
4,670	General Motors Corp., Escrow (e)	8.375	07/15/49	163,450
1,630	Ford Motor Co.	7.450	07/16/31	1,862,275

				2,405,725

	Biotechnology 0.3%
410	Giant Funding Corp. (a)	8.250	02/01/18	433,575
490	Savient Pharmaceuticals, Inc.	4.750	02/01/18	526,750
440	STHI Holding Corp. (a)	8.000	03/15/18	456,500

				1,416,825

	Brewers 0.1%
(EUR) 240	Refresco Group BV (Netherlands) (a)(g)	7.375	05/15/18	353,155

	Broadcasting 1.6%
960	Allbritton Communications Co.	8.000	05/15/18	1,003,200
(EUR) 600	CET 21 Spol Sro (Czech Republic) (a)(g)	9.000	11/01/17	947,647
(GBP) 175	ITV PLC (United Kingdom) (g)	7.375	01/05/17	301,966
(EUR) 1,975	Nara Cable Funding Ltd. (Ireland) (a)(g)	8.875	12/01/18	2,920,383
(EUR) 570	Polish Television Holding (a)(c)(g)	13.000	05/15/17	877,707
(EUR) 825	TVN Finance Corp. II AB (Sweden) (a)(g)	10.750	11/15/17	1,338,632

				7,389,535

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Building Products 4.6%
$1,145	American Standard Americas (a)	10.750%	01/15/16	$1,216,562
2,505	Associated Materials LLC (a)	9.125	11/01/17	2,580,150
3,290	Building Materials Corp. of America (a)	6.875	08/15/18	3,396,925
990	Building Materials Corp. of America (a)	7.500	03/15/20	1,051,875
(EUR) 400	Calcipar SA (Luxembourg) (a)(b)(g)	2.431	07/01/14	553,432
1,570	Gibraltar Industries, Inc., Ser B	8.000	12/01/15	1,621,025
2,470	Nortek, Inc. (a)	8.500	04/15/21	2,383,550
1,140	Nortek, Inc. (a)	10.000	12/01/18	1,191,300
(GBP) 645	Pipe Holdings PLC (United Kingdom) (a)(g)	9.500	11/01/15	1,079,592
1,650	Ply Gem Industries, Inc. (a)	8.250	02/15/18	1,621,125
855	Ply Gem Industries, Inc.	13.125	07/15/14	927,675
2,940	Roofing Supply Group LLC / Roofing Supply Finance, Inc. (a)	8.625	12/01/17	3,035,550
165	USG Corp. (a)	8.375	10/15/18	170,569
315	USG Corp. (a)	9.750	08/01/14	341,775
955	USG Corp.	9.750	01/15/18	988,425

				22,159,530

	Cable & Satellite 1.6%
2,156	CSC Holdings LLC	8.625	02/15/19	2,487,485
650	EH Holding Corp. (a)	6.500	06/15/19	663,000
370	EH Holding Corp. (a)	7.625	06/15/21	381,100
120	Intelsat Jackson Holdings SA (Luxembourg) (a)	7.500	04/01/21	121,500
(EUR) 105	Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG (Germany) (a)(g)	7.500	03/15/19	158,094
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Cable & Satellite (continued)
$2,140	Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG (Germany) (a)	7.500%	03/15/19	$2,260,086
(EUR) 970	Ziggo Bond Co. BV (Netherlands) (a)(g)	8.000	05/15/18	1,460,488

				7,531,753

	Casinos & Gaming 6.5%
765	Ameristar Casinos, Inc. (a)	7.500	04/15/21	799,425
210	Boyd Gaming Corp. (a)	9.125	12/01/18	219,712
100	CityCenter Holdings LLC (a)	7.625	01/15/16	103,750
390	CityCenter Holdings LLC (a)(h)	10.750	01/15/17	435,337
(EUR) 1,110	Codere Finance SA (Luxembourg) (a)(g)	8.250	06/15/15	1,633,342
(CAD) 1,100	Gateway Casinos & Entertainment Ltd. (Canada) (a)(g)	8.875	11/15/17	1,204,908
1,435	Great Canadian Gaming Co. (Canada) (a)	7.250	02/15/15	1,463,700
3,011	Harrah’s Operating Co., Inc.	5.625	06/01/15	2,589,460
480	Harrah’s Operating Co., Inc.	10.000	12/15/18	447,600
1,875	Harrah’s Operating Co., Inc.	11.250	06/01/17	2,123,437
1,325	Harrah’s Operating Co., Inc.	12.750	04/15/18	1,368,062
620	Mandalay Resort Group	7.625	07/15/13	626,200
955	MGM Resorts International	6.625	07/15/15	933,512
4,518	MGM Resorts International	6.750	04/01/13	4,630,950
640	MGM Resorts International (a)	10.000	11/01/16	700,000
1,410	Pinnacle Entertainment, Inc.	8.625	08/01/17	1,552,763
215	Scientific Games Corp. (a)	8.125	09/15/18	226,825
1,741	Scientific Games International, Inc.	9.250	06/15/19	1,912,924
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Casinos & Gaming (continued)
$530	Seneca Gaming Corp. (a)	8.250%	12/01/18	$559,150
1,765	Snoqualmie Entertainment Authority (a)(b)	4.204	02/01/14	1,619,388
1,815	Snoqualmie Entertainment Authority (a)	9.125	02/01/15	1,833,150
1,475	Wynn Las Vegas LLC	7.750	08/15/20	1,626,188
2,306	Wynn Las Vegas LLC	7.875	05/01/20	2,545,248

				31,155,031

	Coal & Consumable Fuels 0.4%
355	Alpha Natural Resources, Inc.	6.000	06/01/19	359,881
175	Alpha Natural Resources, Inc.	6.250	06/01/21	179,375
630	Arch Coal, Inc.	7.250	10/01/20	664,650
545	Consol Energy, Inc.	8.250	04/01/20	607,675

				1,811,581

	Communications Equipment 0.6%
2,270	Avaya, Inc. (a)	7.000	04/01/19	2,224,600
410	CommScope, Inc. (a)	8.250	01/15/19	433,575

				2,658,175

	Computer & Electronics Retail 0.1%
190	RadioShack Corp. (a)	6.750	05/15/19	191,425
315	Rent-A-Center, Inc. (a)	6.625	11/15/20	315,788

				507,213

	Computer Hardware 0.2%
405	SunGard Data Systems, Inc.	7.375	11/15/18	415,125
405	SunGard Data Systems, Inc.	7.625	11/15/20	421,200

				836,325

	Computer Storage & Peripherals 0.4%
1,335	Seagate HDD Cayman (Cayman Islands) (a)	7.750	12/15/18	1,421,775
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Computer Storage & Peripherals (continued)
$460	Seagate HDD Cayman (Cayman Islands) (a)	7.000%	11/01/21	$468,050

				1,889,825

	Construction & Engineering 1.4%
560	Dycom Investments, Inc. (a)	7.125	01/15/21	581,000
390	Great Lakes Dredge & Dock Corp. (a)	7.375	02/01/19	399,263
1,725	MasTec, Inc.	7.625	02/01/17	1,768,125
3,910	Tutor Perini Corp. (a)	7.625	11/01/18	3,890,450

				6,638,838

	Construction & Farm Machinery & Heavy Trucks 1.4%
1,150	Case New Holland, Inc. (a)	7.875	12/01/17	1,292,312
1,010	Commercial Vehicle Group, Inc. (a)	7.875	04/15/19	1,037,775
810	Manitowoc Co., Inc.	8.500	11/01/20	884,925
2,070	Navistar International Corp.	8.250	11/01/21	2,282,175
420	Oshkosh Corp.	8.500	03/01/20	465,150
605	Titan International, Inc. (a)	7.875	10/01/17	654,913

				6,617,250

	Construction Materials 1.6%
660	Building Materials Corp. of America (a)	6.750	05/01/21	669,900
2,435	Cemex Finance LLC (a)	9.500	12/14/16	2,608,670
715	Cemex SAB de CV (Mexico) (a)	9.000	01/11/18	747,112
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Construction Materials (continued)
$3,450	Texas Industries, Inc.	9.250%	08/15/20	$3,669,937

				7,695,619

	Consumer Finance 1.1%
1,910	Ally Financial, Inc.	8.000	11/01/31	2,120,100
1,138	Ford Motor Credit Co., LLC	8.000	12/15/16	1,314,390
1,490	National Money Mart Co. (Canada)	10.375	12/15/16	1,672,525

				5,107,015

	Credit Card Processing 0.1%
660	First Data Corp. (a)	7.375	06/15/19	673,200

	Data Processing & Outsourced Services 0.4%
2,105	CoreLogic, Inc. (a)	7.250	06/01/21	2,099,168

	Department Stores 0.6%
2,855	Sears Holdings Corp. (a)	6.625	10/15/18	2,640,875

	Distillers & Vintners 0.8%
350	CEDC Finance Corp. International, Inc. (a)	9.125	12/01/16	333,375
(EUR) 870	CEDC Finance Corp. International, Inc. (a)(g)	8.875	12/01/16	1,170,635
2,176	Constellation Brands, Inc.	7.250	05/15/17	2,377,280

				3,881,290

	Diversified Banks 1.2%
955	Ally Financial, Inc.	7.500	09/15/20	1,031,400
1,495	Ally Financial, Inc.	8.000	03/15/20	1,655,712
770	RBS Capital Trust II (j)	6.425	12/29/49	582,313
(EUR) 1,580	TMD Friction Finance SA (Luxembourg) (a)(g)	10.750	05/15/17	2,517,071

				5,786,496

	Diversified Chemicals 0.5%
(EUR) 890	Kerling PLC (United Kingdom) (a)(g)	10.625	02/01/17	1,396,070
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Chemicals (continued)
(EUR) 575	Styrolution GmbH (Germany) (a)(g)	7.625%	05/15/16	$831,620

				2,227,690

	Diversified Financial Services 0.9%
305	International Lease Finance Corp.	5.750	05/15/16	307,859
475	International Lease Finance Corp.	6.250	05/15/19	476,781
3,034	International Lease Finance Corp.	8.750	03/15/17	3,434,109

				4,218,749

	Diversified Metals & Mining 0.4%
$485	Midwest Vanadium Pty Ltd. (Australia) (a)	11.500	02/15/18	511,441
225	Mirabela Nickel Ltd. (Australia) (a)	8.750	04/15/18	229,402
95	Taseko Mines Ltd. (Canada)	7.750	04/15/19	98,159
175	Thompson Creek Metals Co., Inc. (Canada) (a)	7.375	06/01/18	177,361
750	Vedanta Resources PLC (United Kingdom) (a)	9.500	07/18/18	830,210

				1,846,573

	Diversified Support Services 0.0%
200	Mobile Mini, Inc. (a)	7.875	12/01/20	213,000

	Electrical Components & Equipment 0.1%
380	Polypore International, Inc. (a)	7.500	11/15/17	405,650

	Electronic Equipment & Instruments 0.4%
(EUR) 1,210	Elster Finance BV (Netherlands)(a)(g)	6.250	04/15/18	1,745,664

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electronic Manufacturing Services 0.3%
$1,235	Sanmina-SCI Corp. (a)	7.000%	05/15/19	$1,210,300

	Environmental & Facilities Services 0.4%
(EUR) 225	ALBA Group PLC & Co. KG (Germany) (a)(g)	8.000	05/15/18	331,488
795	Clean Harbors, Inc. (a)	7.625	08/15/16	854,625
735	EnergySolutions, Inc. (a)	10.750	08/15/18	791,962

				1,978,075

	Food Distributors 0.4%
(GBP)1,285	Bakkavor Finance 2 PLC (United Kingdom) (a)(g)	8.250	02/15/18	1,944,718

	Food Retail 0.7%
(EUR)1,435	R&R Ice Cream Ltd. (United Kingdom) (a)(g)	8.375	11/15/17	2,075,433
1,200	Simmons Foods, Inc. (a)	10.500	11/01/17	1,287,000

				3,362,433

	Forest Products 0.3%
1,355	Millar Western Forest Products, Ltd. (Canada)(a)	8.500	04/01/21	1,300,800
170	Sino-Forest Corp. (Canada) (a)	6.250	10/21/17	158,207

				1,459,007

	Gas Utilities 1.0%
(EUR)1,485	Bord Gais Eireann (Ireland) (g)	5.750	06/16/14	2,089,483
1,380	Ferrellgas LP (a)	6.500	05/01/21	1,373,100
1,329	Suburban Propane Partners LLC	7.375	03/15/20	1,425,353

				4,887,936

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care Equipment 0.7%
(EUR) 315	ConvaTec Healthcare SA (Luxembourg) (a)(g)	7.375%	12/15/17	$469,182
(EUR) 425	ConvaTec Healthcare SA (Luxembourg) (a)(g)	10.875	12/15/18	652,902
$190	DJO Finance LLC (a)	7.750	04/15/18	195,938
320	DJO Finance LLC (a)	9.750	10/15/17	340,000
1,310	DJO Finance LLC	10.875	11/15/14	1,414,800

				3,072,822

	Health Care Facilities 2.6%
(GBP) 190	Crown Newco 3 PLC (United Kingdom) (a)(g)	7.000	02/15/18	313,581
385	Hanger Orthopedic Group, Inc.	7.125	11/15/18	400,400
1,460	HCA, Inc.	6.375	01/15/15	1,512,925
1,694	HCA, Inc.	7.875	02/15/20	1,867,635
505	Health Management Associates, Inc.	6.125	04/15/16	526,463
900	Healthsouth Corp.	7.250	10/01/18	956,250
525	Healthsouth Corp.	7.750	09/15/22	560,437
681	Select Medical Corp. (b)	6.211	09/15/15	660,570
1,070	Tenet Healthcare Corp.	8.000	08/01/20	1,112,800
2,120	Tenet Healthcare Corp.	9.250	02/01/15	2,345,250
1,915	Tenet Healthcare Corp.	10.000	05/01/18	2,197,463

				12,453,774

	Health Care Services 0.8%
385	DaVita, Inc.	6.375	11/01/18	395,587
(EUR) 1,225	Ontex IV SA (Belgium) (a)(g)	9.000	04/15/19	1,793,748
1,240	Radnet Management, Inc.	10.375	04/01/18	1,295,800
370	Universal Hospital Services, Inc. (h)	8.500	06/01/15	383,875

				3,869,010

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care Technology 0.4%
$1,905	MedAssets, Inc. (a)	8.000%	11/15/18	$1,976,438

	Homebuilding 1.0%
580	Beazer Homes USA, Inc.	6.875	07/15/15	549,550
1,580	Beazer Homes USA, Inc.	8.125	06/15/16	1,524,700
1,780	K Hovnanian Enterprises, Inc.	10.625	10/15/16	1,797,800
555	M/I Homes, Inc. (a)	8.625	11/15/18	552,225
500	Standard Pacific Corp.	8.375	05/15/18	512,500

				4,936,775

	Hotels, Resorts & Cruise Lines 0.3%
(EUR) 755	Carlson Wagonlit BV (Netherlands) (a)(b)(g)	7.135	05/01/15	1,067,506
185	Wyndham Worldwide Corp.	5.625	03/01/21	186,619

				1,254,125

	Household Products 0.3%
1,261	Central Garden and Pet Co.	8.250	03/01/18	1,336,660
170	Reynolds Group Issuer, Inc. (a)	8.250	02/15/21	173,825

				1,510,485

	Housewares & Specialties 0.0%
125	Jarden Corp.	6.125	11/15/22	126,563

	Independent Power Producers & Energy Traders 0.7%
2,180	AES Corp./The	7.750	10/15/15	2,378,925
1,090	AES Corp./The	8.000	10/15/17	1,182,650

				3,561,575

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Industrial Machinery 1.3%
$1,720	Cleaver-Brooks, Inc. (a)	12.250%	05/01/16	$1,801,700
150	Columbus McKinnon Corp. (a)	7.875	02/01/19	156,000
(EUR) 1,455	KION Finance SA (Luxembourg) (a)(g)	7.875	04/15/18	2,052,012
(EUR) 755	KUKA AG (Germany) (a)(g)	8.750	11/15/17	1,173,442
215	Mueller Water Products, Inc.	8.750	09/01/20	241,875
850	SPX Corp. (a)	6.875	09/01/17	911,625

				6,336,654

	Industrial REIT’s 0.1%
550	DuPont Fabros Technology LP	8.500	12/15/17	609,125

	Integrated Telecommunication Services 1.3%
1,090	Integra Telecom Holdings, Inc. (a)	10.750	04/15/16	1,147,225
120	Intelsat Jackson Holdings SA (Luxembourg) (a)	7.250	04/01/19	121,800
4,970	Intelsat Jackson Holdings SA (Luxembourg) (a)	7.250	10/15/20	5,007,275

				6,276,300

	Internet Retail 0.0%
150	Travelport LLC	9.875	09/01/14	139,875

	Internet Software & Services 0.3%
1,410	Equinix, Inc.	8.125	03/01/18	1,536,900

	Investment Banking & Brokerage 0.5%
475	E*Trade Financial Corp.	6.750	06/01/16	476,188
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Investment Banking & Brokerage (continued)
$1,695	E*Trade Financial Corp.	7.875%	12/01/15	$1,750,087

				2,226,275

	Leisure Facilities 0.3%
(EUR) 710	Cirsa Funding Luxembourg SA (Luxembourg) (a)(g)	8.750	05/15/18	1,066,463
385	Speedway Motorsports, Inc.	6.750	02/01/19	389,331

				1,455,794

	Leisure Products 0.0%
215	Toys R US — Delaware, Inc. (a)	7.375	09/01/16	224,138

	Life Sciences Tools & Services 0.2%
1,020	Patheon, Inc. (Canada) (a)	8.625	04/15/17	1,076,100

	Marine 0.6%
(EUR) 225	CMA CGM SA (France) (a)(g)	8.875	04/15/19	301,131
320	CMA CGM SA (France) (a)	7.250	02/01/13	325,413
330	CMA CGM SA (France) (a)	8.500	04/15/17	311,395
(EUR) 680	Hapag-Lloyd AG (Germany) (a)(g)	9.000	10/15/15	1,006,722
190	Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc. (Marshall Islands) (a)	8.625	11/01/17	199,176
625	Stena AB (Sweden)	7.000	12/01/16	642,969

				2,786,806

	Metal & Glass Containers 0.7%
(EUR)1,780	Ardagh Packaging Finance PLC (Ireland) (a)(g)	9.250	10/15/20	2,731,303
585	Ball Corp.	5.750	05/15/21	589,387

				3,320,690

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Movies & Entertainment 2.2%
$2,489	AMC Entertainment, Inc.	8.750%	06/01/19	$2,691,231
605	AMC Entertainment, Inc. (a)	9.750	12/01/20	644,325
960	Cinemark USA, Inc.	8.625	06/15/19	1,053,600
2,145	NAI Entertainment Holdings LLC (a)	8.250	12/15/17	2,327,325
(EUR)1,505	Odeon & UCI Finco PLC (United Kingdom) (b)(g)	6.435	08/01/18	2,127,943
(GBP) 910	Odeon & UCI Finco PLC (United Kingdom) (a)(g)	9.000	08/01/18	1,504,796

				10,349,220

	Multi-Line Insurance 2.6%
2,675	American International Group, Inc. (b)	8.175	03/15/37	2,935,812
740	Fairfax Financial Holdings Ltd. (Canada) (a)	5.800	05/15/21	743,700
1,240	Hartford Financial Services Group, Inc. (b)	8.125	06/15/38	1,406,933
330	Liberty Mutual Group, Inc. (a)	5.000	06/01/21	326,139
3,545	Liberty Mutual Group, Inc. (a)	7.800	03/15/37	3,686,800
2,555	Nationwide Mutual Insurance Co. (a)	9.375	08/15/39	3,299,630

				12,399,014

	Multi-Sector Holdings 0.2%
925	Reynolds Group Issuer, Inc (a)	7.125	04/15/19	967,781

	Office Services & Supplies 0.3%
1,010	IKON Office Solutions, Inc.	6.750	12/01/25	999,900
315	Interface, Inc.	7.625	12/01/18	340,200

				1,340,100

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Drilling 0.2%
$870	Precision Drilling Corp. (Canada) (a)	6.625%	11/15/20	$899,363

	Oil & Gas Equipment & Services 0.9%
1,235	Bristow Group, Inc.	7.500	09/15/17	1,304,469
430	Calfrac Holdings LP (a)	7.500	12/01/20	449,350
4	Compagnie Generale de Geophysique SA (France)	7.500	05/15/15	4,100
1,590	Key Energy Services, Inc.	6.750	03/01/21	1,608,881
735	SESI LLC (a)	6.375	05/01/19	738,675

				4,105,475

	Oil & Gas Exploration & Production 7.1%
550	Berry Petroleum Co.	6.750	11/01/20	570,625
190	Brigham Exploration Co. (a)	6.875	06/01/19	190,950
1,940	Chaparral Energy, Inc. (a)	8.250	09/01/21	2,007,900
1,360	Chaparral Energy, Inc.	8.875	02/01/17	1,424,600
1,625	Chesapeake Energy Corp.	6.125	02/15/21	1,657,500
507	Chesapeake Energy Corp.	6.625	08/15/20	534,885
115	Chesapeake Energy Corp.	6.875	11/15/20	122,187
1,921	Cimarex Energy Co.	7.125	05/01/17	2,038,661
365	Concho Resources, Inc.	7.000	01/15/21	383,250
440	Concho Resources, Inc./Midland TX	6.500	01/15/22	444,400
480	Continental Resources, Inc.	7.125	04/01/21	508,200
1,200	Continental Resources, Inc.	7.375	10/01/20	1,288,500
750	Continental Resources, Inc.	8.250	10/01/19	827,812
1,975	Delta Petroleum Corp.	7.000	04/01/15	1,570,125
1,940	EXCO Resources, Inc.	7.500	09/15/18	1,954,550
1,839	Forest Oil Corp.	7.250	06/15/19	1,901,066
1,210	Harvest Operations Corp. (Canada) (a)	6.875	10/01/17	1,261,425
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Exploration & Production (continued)
$3,220	McMoRan Exploration Co.	11.875%	11/15/14	$3,493,700
601	Newfield Exploration Co.	7.125	05/15/18	645,324
1,580	Petrohawk Energy Corp. (a)	6.250	06/01/19	1,556,300
1,640	Petrohawk Energy Corp.	7.250	08/15/18	1,717,900
2,055	Pioneer Natural Resources Co.	6.650	03/15/17	2,250,225
720	Plains Exploration & Production Co.	6.625	05/01/21	721,800
1,665	Plains Exploration & Production Co.	7.625	06/01/18	1,777,388
1,650	Range Resources Corp.	5.750	06/01/21	1,650,000
765	SM Energy Co. (a)	6.625	02/15/19	786,994
830	Whiting Petroleum Corp.	6.500	10/01/18	863,200

				34,149,467

	Oil & Gas Refining & Marketing 0.8%
725	Tesoro Corp.	6.500	06/01/17	749,469
2,980	United Refining Co. (a)	10.500	02/28/18	3,022,837

				3,772,306

	Oil & Gas Storage & Transportation 2.2%
570	Chesapeake Midstream Partners LP / CHKM Finance Corp. (a)	5.875	04/15/21	570,712
1,680	Copano Energy LLC	7.125	04/01/21	1,696,800
950	Inergy LP (a)	6.875	08/01/21	970,187
270	MarkWest Energy Partners LLC	6.500	08/15/21	274,050
570	MarkWest Energy Partners LLC	6.750	11/01/20	587,813
2,070	Markwest Energy Partners LLC	8.750	04/15/18	2,297,700
1,590	Overseas Shipholding Group, Inc.	8.125	03/30/18	1,548,263
1,190	Regency Energy Partners LP	6.875	12/01/18	1,253,963
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Storage & Transportation (continued)
$1,430	Targa Resources Partners LP (a)	6.875%	02/01/21	$1,422,850

				10,622,338

	Online Travel 0.3%
1,540	Travelport LLC	9.000	03/01/16	1,362,900

	Other Diversified Financial Services 1.5%
1,635	Cantor Fitzgerald LP (a)	7.875	10/15/19	1,804,313
(GBP) 1,245	Exova Ltd. (United Kingdom) (a)(g)	10.500	10/15/18	2,147,865
1,240	International Lease Finance Corp. (a)	6.750	09/01/16	1,347,725
1,240	International Lease Finance Corp. (a)	7.125	09/01/18	1,370,200
400	International Lease Finance Corp.	8.250	12/15/20	450,500

				7,120,603

	Packaged Foods & Meats 0.4%
975	Blue Merger Sub, Inc. (a)	7.625	02/15/19	999,375
1,030	Chiquita Brands International, Inc.	8.875	12/01/15	1,063,475

				2,062,850

	Paper Packaging 0.5%
2,146	Cascades, Inc. (Canada)	7.875	01/15/20	2,280,125

	Paper Products 1.3%
2,530	Boise Cascade LLC	7.125	10/15/14	2,523,675
1,185	Clearwater Paper Corp. (a)	7.125	11/01/18	1,238,325
1,185	Mercer International, Inc.	9.500	12/01/17	1,304,981
1,060	P.H. Glatfelter Co.	7.125	05/01/16	1,095,775

				6,162,756

	Personal Products 0.2%
205	Elizabeth Arden, Inc.	7.375	03/15/21	215,763
520	NBTY, Inc. (a)	9.000	10/01/18	560,300

				776,063

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pharmaceuticals 1.1%
$1,110	Axcan Intermediate Holdings, Inc.	12.750%	03/01/16	$1,232,100
315	ConvaTec Healthcare SA (Luxembourg) (a)	10.500	12/15/18	340,200
860	Elan Finance PLC (Ireland) (a)	8.750	10/15/16	924,500
255	Endo Pharmaceuticals Holdings, Inc. (a)	7.000	12/15/20	258,825
800	Mylan, Inc. (a)	6.000	11/15/18	826,000
525	Valeant Pharmaceuticals International (a)	6.750	10/01/17	520,406
780	Valeant Pharmaceuticals International (a)	6.750	08/15/21	758,550
205	Valeant Pharmaceuticals International (a)	7.000	10/01/20	201,925

				5,062,506

	Property & Casualty Insurance 0.3%
325	QBE Capital Funding III Ltd. (Jersey) (a)(b)	7.250	05/24/41	327,856
1,305	XL Group PLC, Ser E (Ireland) (b)	6.500	12/29/49	1,241,381

				1,569,237

	Publishing 0.5%
2,250	Nielsen Finance LLC (a)	7.750	10/15/18	2,435,625

	Railroads 0.3%
95	Kansas City Southern de Mexico SA de CV (Mexico) (a)	6.125	06/15/21	96,320
1,195	Kansas City Southern de Mexico SA de CV (Mexico)	8.000	02/01/18	1,326,237

				1,422,557

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Real Estate Services 0.3%
$1,250	CB Richard Ellis Services, Inc.	6.625%	10/15/20	$1,321,875

	Regional Banks 3.1%
405	AmSouth Bancorp (i)	6.750	11/01/25	382,725
940	BB&T Capital Trust II	6.750	06/07/36	988,353
2,155	CIT Group, Inc. (a)	6.625	04/01/18	2,309,891
5,764	CIT Group, Inc.	7.000	05/01/17	5,796,422
250	Regions Bank/Birmingham AL	6.450	06/26/37	234,687
2,445	Regions Financial Corp.	7.375	12/10/37	2,383,875
1,710	Synovus Financial Corp.	5.125	06/15/17	1,615,950
1,265	Zions Bancorp	6.000	09/15/15	1,309,275

				15,021,178

	Research & Consulting Services 0.3%
1,435	FTI Consulting, Inc. (a)	6.750	10/01/20	1,470,875

	Semiconductor Equipment 0.6%
250	Amkor Technology, Inc. (a)	6.625	06/01/21	246,875
2,365	Amkor Technology, Inc.	7.375	05/01/18	2,483,250
280	Sensata Technologies BV (Netherlands) (a)	6.500	05/15/19	286,595

				3,016,720

	Semiconductors 1.3%
2,100	Freescale Semiconductor, Inc. (h)	9.125	12/15/14	2,199,750
1,639	Freescale Semiconductor, Inc. (a)	9.250	04/15/18	1,831,582
1,655	Freescale Semiconductor, Inc. (a)	10.750	08/01/20	1,899,113
270	NXP BV / NXP Funding LLC (Netherlands) (a)	9.750	08/01/18	312,525

				6,242,970

	Specialized Consumer Services 0.1%
240	Carriage Services, Inc.	7.875	01/15/15	244,800

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Specialized REIT’s 0.7%
$280	Host Hotels & Resorts LP (a)	5.875%	06/15/19	$281,750
1,205	Host Hotels & Resorts LP	6.000	11/01/20	1,208,012
775	MPT Operating Partnership, LP/MPT Finance Corp. (a)	6.875	05/01/21	785,722
925	Omega Healthcare Investors, Inc. (a)	6.750	10/15/22	925,000
295	Sabra Health Care LP / Sabra Capital Corp.	8.125	11/01/18	304,588

				3,505,072

	Specialty Chemicals 0.9%
1,575	Ferro Corp.	7.875	08/15/18	1,681,312
385	Nalco Co. (a)	6.625	01/15/19	400,400
2,110	PolyOne Corp.	7.375	09/15/20	2,270,888

				4,352,600

	Specialty Stores 0.5%
425	Michaels Stores, Inc. (a)	7.750	11/01/18	438,813
2,080	Michaels Stores, Inc. (c)	13.000	11/01/16	2,163,200

				2,602,013

	Steel 1.0%
1,645	AK Steel Corp.	7.625	05/15/20	1,727,250
215	APERAM (Luxembourg) (a)	7.375	04/01/16	228,642
560	APERAM (Luxembourg) (a)	7.750	04/01/18	600,299
1,000	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.375	02/01/16	1,026,283
835	United States Steel Corp.	7.000	02/01/18	868,400
315	United States Steel Corp.	7.375	04/01/20	331,538

				4,782,412

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Systems Software 1.9%
$3,515	Allen Systems Group, Inc. (a)	10.500%	11/15/16	$3,638,025
5,412	Vangent, Inc.	9.625	02/15/15	5,493,180

				9,131,205

	Textiles 0.7%
3,065	Levi Strauss & Co.	7.625	05/15/20	3,110,975

	Tires & Rubber 1.1%
2,519	Cooper Tire & Rubber Co.	8.000	12/15/19	2,701,628
(EUR) 1,620	Goodyear Dunlop Tires Europe BV (Netherlands) (a)(g)	6.750	04/15/19	2,383,796

				5,085,424

	Trading Companies & Distributors 2.2%
2,480	Avis Budget Car Rental LLC	8.250	01/15/19	2,585,400
2,865	H&E Equipment Services, Inc.	8.375	07/15/16	2,984,986
345	Hertz Corp. (a)	6.750	04/15/19	350,175
1,920	Hertz Corp. (a)	7.375	01/15/21	1,996,800
1,055	Hertz Corp. (a)	7.500	10/15/18	1,099,837
560	Interline Brands, Inc.	7.000	11/15/18	576,800
580	RSC Equipment Rental, Inc.	8.250	02/01/21	603,925
575	Sunstate Equipment Co., LLC (a)	10.500	04/01/13	572,125

				10,770,048

	Wireless Telecommunication Services 5.5%
4,165	Cleawire Communications LLC (a)	12.000	12/01/15	4,586,706
1,790	Cricket Communications, Inc.	7.750	05/15/16	1,904,112
1,660	Cricket Communications, Inc.	7.750	10/15/20	1,647,550
570	Cricket Communications, Inc. (a)	7.750	10/15/20	565,725
100	Digicel Group Ltd. (Bermuda) (a)	8.875	01/15/15	103,375
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireless Telecommunication Services (continued)
$1,800	Digicel Ltd. (Bermuda) (a)	8.250%	09/01/17	$1,908,000
1,520	MetroPCS Wireless, Inc.	6.625	11/15/20	1,523,800
1,000	MetroPCS Wireless, Inc.	7.875	09/01/18	1,076,875
1,385	SBA Telecommunications, Inc.	8.250	08/15/19	1,521,769
4,082	Sprint Capital Corp.	6.900	05/01/19	4,280,997
2,750	Sprint Nextel Corp.	8.375	08/15/17	3,110,938
290	Vimpel Communications Ltd. (Ireland) (a)	6.493	02/02/16	304,863
360	Vimpel Communications Ltd. (Ireland) (a)	7.748	02/02/21	385,380
200	Wind Acquisition Finance SA (Luxembourg) (a)	7.250	02/15/18	213,000
2,724	Wind Acquisition Finance SA (Luxembourg) (a)	11.750	07/15/17	3,173,460

				26,306,550

	Total Corporate Bonds 95.7%			457,002,571

Shares	Description	Value

	Equities 2.7%
3,401	Ally Financial, Inc. (a)	3,285,472
41,640	Ally Financial, Inc.	1,096,798
16,100	DuPont Fabros Technology, Inc.	402,500
33,320	General Motors Co.	1,669,332
18,121	General Motors Co. (d)	576,429
16,474	General Motors Co. (Warrants, expring 07/10/16) (d)	373,795
16,474	General Motors Co. (Warrants, expring 07/10/19) (d)	274,622
46,265	GMAC Capital Trust I (d)	1,215,381
13,230	Goodyear Tire & Rubber Co./The (d)	775,675
36,820	HF Holdings, Inc. (d)	0
1,000	Hosiery Corp. of America, Inc., Class A (d)	0
73,021	Ventelo, Inc. (United Kingdom) (a)(d)	0
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Shares	Description	Value

	Equities (continued)
128,200	Zions Bancorp	$3,388,326

	Total Equities 2.7%	13,058,330

Total Long-Term Investments 98.4% (Cost $453,910,161)		470,060,901

	Money Market Funds 0.6%
1,504,423	Liquid Assets Portfolio-Institutional Class (f)	1,504,423
1,504,423	Premier Portfolio-Institutional Class (f)	1,504,423

	Total Money Market Funds 0.6% (Cost $3,008,846)	3,008,846

Total Investments 99.0% (Cost $456,919,007)		473,069,747

Foreign Currency 0.4% (Cost $1,666,360)		1,689,848

Other Assets in Excess of Liabilities 0.6%		2,983,713

Net Assets 100.0%		$477,743,308

Currency Abbreviations:

CAD	—	Canadian Dollar

GBP	—	United Kingdom Pound

EUR	—	Euro
Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $211,993,467, which represented 44.37% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific future date.

(d)	Non-income producing security.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $163,450, which represented 0.03% of the Fund’s Net Assets.

(f)	The money market and the Fund are affiliated by having the same investment adviser.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

(h)	Payment-in-kind security.

(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.
Foreign Currency Contracts Outstanding as of May 31, 2011:

				Unrealized
				Appreciation/
	Counterparty	In Exchange for	Current Value	Depreciation
Short Contracts:
Euro
20,974,000 expiring 08/09/11	Royal Bank of Canada	US$	$38,752,447	$602,079
1,108,000 expiring 08//09/11	Royal Bank of Canada	US$	1,591,818	(28,338)
1,000,000 expiring 08/09/11	Royal Bank of Canada	US$	1,436,659	(23,272)

Total Euro				$550,469

United Kingdom Pound
3,347,000 expiring 06/08/11	Royal Bank of Canada	US$	$5,505,411	$(75,044)
956,000 expiring 08/19/11	Royal Bank of Canada	US$	1,571,092	(18,974)

Total Pound				$(94,018)

Total Forward Foreign Currency Contracts				$456,451

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen High Yield Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the
Invesco Van Kampen High Yield Fund

foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Securities Purchased on a When-Issued and Delayed Delivery Basis— The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

G.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the nine months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$457,002,571	$—	$457,002,571
Equity Securities	12,781,704	3,285,472	—	16,067,176

	$12,781,704	$460,288,043	$—	$473,069,747

Foreign Currency Contracts*	—	456,451	—	456,451

	$12,781,704	$460,744,494	$—	$473,526,198

*	Unrealized appreciation (depreciation)
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2011 was $454,274,868 and $475,897,666, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Van Kampen High Yield Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,483,311
Aggregate unrealized (depreciation) of investment securities	(8,655,857)

Net unrealized appreciation of investment securities	$12,827,454

Cost of investments for tax purposes is $460,242,293.
NOTE 4 – Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Van Kampen High Yield Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco High Yield Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on June 6, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen High Yield Fund

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.